File Nos.   333-82329
                                                                       811-05618
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION  STATEMENT UNDER THE SECURITIES ACT OF 1933
            Pre-Effective  Amendment No.                                   ( )
            Post-Effective  Amendment No.  10                              (X)

REGISTRATION  STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
            Amendment  No.    164                                          (X)

                       (Check appropriate box or boxes.)

     ALLIANZ  LIFE  VARIABLE  ACCOUNT  B
     -----------------------------------
        (Exact  Name  of  Registrant)

     ALLIANZ  LIFE  INSURANCE  COMPANY  OF  NORTH  AMERICA
     -----------------------------------------------------
        (Name  of  Depositor)


     5701 Golden Hills Drive,  Minneapolis,  MN                         55416
     -------------------------------------------                         -----
     (Address  of  Depositor's  Principal  Executive  Offices)      (Zip Code)


Depositor's  Telephone  Number,  including  Area  Code    (763)  765-2913

     Name  and  Address  of  Agent  for  Service
     -------------------------------------------
          Stewart D. Gregg
          Allianz  Life  Insurance  Company  of  North  America
          5701 Golden Hills Drive
          Minneapolis,  MN    55416
          (763) 765-2913

It is proposed that this filing will become effective:

     _____  immediately  upon filing pursuant to paragraph (b) of Rule 485
     _____  on (date) pursuant to paragraph (b) of Rule 485
     __X__  60 days after filing pursuant to paragraph (a)(1) of Rule 485
     _____  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following:

     _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:

     Individual Flexible Purchase Payment Variable Deferred Annuity Contracts

                               PART A - PROSPECTUS

                         SUPPLEMENT DATED JUNE 18, 2004
                              TO THE PROSPECTUS OF

                        VALUEMARK(R) IV VARIABLE ANNUITY
                    VALUEMARK(R) INCOME PLUS VARIABLE ANNUITY
                     USALLIANZ ALTERITY(R) VARIABLE ANNUITY
                      USALLIANZ REWARDS(R) VARIABLE ANNUITY
                    USALLIANZ CHARTER(TM) II VARIABLE ANNUITY
                              DATED APRIL 30, 2004

                    USALLIANZ HIGH FIVE(TM) VARIABLE ANNUITY
                 USALLIANZ HIGH FIVE(TM) BONUS VARIABLE ANNUITY
                DATED APRIL 30, 2004 AS SUPPLEMENTED MAY 14, 2004


                                    ISSUED BY
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                         ALLIANZ LIFE VARIABLE ACCOUNT B

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN THE PROSPECTUS AND SHOULD BE ATTACHED TO THE PROSPECTUS AND RETAINED FOR FUTURE REFERENCE.


EFFECTIVE JULY 1, 2004, THE FREE LOOK PROVISION IN THE PURCHASE SECTION OF THE PROSPECTUS IS REPLACED WITH THE FOLLOWING:

     If you change your mind about owning the Contract, you can cancel it within ten days after receiving it (or the period required in your state). When you cancel the Contract within this time period, we will not assess a withdrawal charge. You will receive your Contract Value as of the day we receive your request. In certain states, or if you have purchased the Contract as an IRA, we may be required to give you back your Purchase Payment if you decide to cancel your Contract within ten days after receiving it (or the period required in your state). If that is the case, we reserve the right to allocate your initial Purchase Payment to the USAZ Money Market Fund until the expiration of the free look period. At the end of that period, we will re-allocate your money as you selected. Currently, however, we will directly allocate your money to the Investment Choices as you have selected on your application except in California for owners age 60 or older. For Contract Owners in California, age 60 or older, we will direct your money to the USAZ Money Market Fund during the free look period unless you specify otherwise on the appropriate form you will receive with your Contract. The free look provision under the Contract is also called the right to examine.


                                                                   PRO-003-0404

                         SUPPLEMENT DATED JULY 27, 2004
                              TO THE PROSPECTUS OF

                      VALUEMARK(R) II/III VARIABLE ANNUITY
                        VALUEMARK(R) IV VARIABLE ANNUITY
                    VALUEMARK(R) INCOME PLUS VARIABLE ANNUITY
                     USALLIANZ ALTERITY(R) VARIABLE ANNUITY
                      USALLIANZ REWARDS(R) VARIABLE ANNUITY
                    USALLIANZ CHARTER(R) II VARIABLE ANNUITY
               DATED APRIL 30, 2004 AS SUPPLEMENTED JUNE 18, 2004

                    USALLIANZ HIGH FIVE(TM) VARIABLE ANNUITY
                 USALLIANZ HIGH FIVE(TM) BONUS VARIABLE ANNUITY
       DATED APRIL 30, 2004 AS SUPPLEMENTED MAY 14, 2004 AND JUNE 18, 2004

                                    ISSUED BY
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                         ALLIANZ LIFE VARIABLE ACCOUNT B

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN THE PROSPECTUS AND SHOULD BE ATTACHED TO THE PROSPECTUS AND RETAINED FOR FUTURE REFERENCE.

Effective July 27, 2004, USAllianz Advisers, LLC has entered into an agreement with Legg Mason Funds Management, Inc. ("LMFM") pursuant to which LMFM has been retained as the subadviser of the USAZ PIMCO PEA Growth and Income Fund, which will now be known as the USAZ Legg Mason Value Fund (the "Fund"). The portfolio manager of the USAZ PIMCO PEA Growth and Income Fund resigned in April 2004.

In the Investment Options table in the prospectus, the Objective for the USAZ PIMCO PEA Growth & Income Fund (now known as the USAZ Legg Mason Value Fund) no longer includes a secondary emphasis on income and the Primary Investments description is replaced with the following:

     Invests primarily in equity securities that, in the subadviser's opinion, offer the potential for capital growth.


                                                                    PRO-004-0404

               THE USALLIANZ ALTERITY(R) VARIABLE ANNUITY CONTRACT

                                    ISSUED BY

                       ALLIANZ LIFE(R) VARIABLE ACCOUNT B

                                       AND

                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

This prospectus describes an individual flexible purchase payment variable deferred annuity contract (Contract) issued by Allianz Life Insurance Company of North America (Allianz Life, we, us, our).

FOR YOUR CONVENIENCE WE HAVE PROVIDED A GLOSSARY (SEE SECTION 12) THAT DEFINES KEY, CAPITALIZED TERMS THAT ARE USED IN THIS PROSPECTUS.

The Contract is called "flexible purchase payment" because you can generally make Purchase Payments at any time and for any amount (subject to certain restrictions) during the Accumulation Phase, which is the first of the Contract's two phases. The Contract is called a "deferred" annuity contract because Annuity Payments from the Contract are deferred until the Payout Phase, the second of the Contract's two phases.

The Contract is a "variable" contract because your Contract Values and/or variable Annuity Payments will increase or decrease depending on the performance of the underlying Investment Options you select.

You can purchase this Contract if all owners and the Annuitant are age 90 or younger on the Issue Date. You can allocate your Purchase Payments to the Investment Choices available under your Contract. The Investment Choices include the variable Investment Options listed below and any available Fixed Account Investment Choices. The Investment Options invest in different types of securities and follow varying investment strategies. Depending on market conditions, you can gain or lose value by investing in the Investment Options. You can select up to 15 Investment Options at any one time. One or more of the Investment Choices may not be available in your state. We may add, substitute or remove Investment Choices in the future.


AIM
USAZ AIM Basic Value Fund
USAZ AIM Blue Chip Fund
USAZ AIM Dent Demographic Trends Fund
USAZ AIM International Equity Fund


DAVIS
Davis VA Financial Portfolio
Davis VA Value Portfolio (1)
USAZ Davis NY Venture Fund (2), (4)

DREYFUS
Dreyfus IP Small Cap Stock Index Portfolio
Dreyfus Stock Index Fund
USAZ Dreyfus Founders Growth and Income Fund (2)
USAZ Dreyfus Premier Small Cap Value Fund (4)

FRANKLIN TEMPLETON
Franklin Global Communications Securities Fund
Franklin Growth and Income Securities Fund
Franklin High Income Fund
Franklin Income Securities Fund
Franklin Large Cap Growth Securities Fund
Franklin Real Estate Fund
Franklin Rising Dividends Securities Fund
Franklin Small Cap Fund
Franklin Small Cap Value Securities Fund
Franklin U.S. Government Fund
Franklin Zero Coupon Fund 2005
Franklin Zero Coupon Fund 2010
Mutual Discovery Securities Fund
Mutual Shares Securities Fund
Templeton Developing Markets Securities Fund
Templeton Foreign Securities Fund
Templeton Growth Securities Fund

JENNISON
Jennison 20/20 Focus Portfolio
SP Strategic Partners Focused Growth Portfolio
SP William Blair International Growth Portfolio (5)

OPPENHEIMER
Oppenheimer Global Securities Fund/VA (1)
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Fund/VA (1)
USAZ Oppenheimer Emerging Growth Fund
USAZ Oppenheimer Emerging Technologies Fund (3)
USAZ Oppenheimer Global Fund (4)
USAZ Oppenheimer International Growth Fund (2)
USAZ Oppenheimer Main Street Fund (4)

PIMCO
PIMCO VIT All Asset Portfolio
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT StocksPLUS Growth and Income Portfolio
PIMCO VIT Total Return Portfolio
USAZ PIMCO NFJ Small Cap Value Fund
USAZ PIMCO PEA Growth and Income Fund
USAZ PIMCO PEA Renaissance Fund
USAZ PIMCO PEA Value Fund

SELIGMAN
Seligman Small-Cap Value Portfolio (1)

USAZ
USAZ Money Market Fund

VAN KAMPEN
USAZ Van Kampen Aggressive Growth Fund
USAZ Van Kampen Comstock Fund
USAZ Van Kampen Emerging Growth Fund
USAZ Van Kampen Equity and Income Fund
USAZ Van Kampen Global Franchise Fund
USAZ Van Kampen Growth and Income Fund
USAZ Van Kampen Growth Fund

(1) The Investment Option is available for additional Purchase Payments and/or transfers only to owners with Contract Value in this Investment Option on April 30, 2004. We filed an exemptive order application with the Securities and Exchange Commission in April, 2004 requesting an exemptive order permitting the following substitutions:

 INVESTMENT OPTION TO BE REPLACED      NEW INVESTMENT OPTION, CLASS 1 SHARES
 (THE "SUBSTITUTED FUNDS")             (THE "SUBSTITUTE FUNDS")
--------------------------------------------------------------------------------
 Davis VA Value Portfolio              USAZ Davis NY Venture Fund
 Seligman Small-Cap Value Portfolio    USAZ Dreyfus Premier Small Cap Value Fund
 Oppenheimer Global Securities Fund/VA USAZ Oppenheimer Global Fund
 Oppenheimer Main Street Fund/VA       USAZ Oppenheimer Main Street Fund

     If the order is issued, the shares of the substitute funds will be exchanged for all shares of the corresponding substituted funds, and shares of the substituted funds will no longer be available through the Contracts. The issuance of an exemptive order is subject to regulatory approval and it is not certain whether or when an order will be issued.

(2) The Investment Option name and subadviser have changed as of March 8, 2004 as follows:

 CURRENT NAME AND (SUBADVISER)     PREVIOUS NAME AND (SUBADVISER)
 --------------------------------- ---------------------------------------------
 USAZ Davis NY Venture Fund        USAZ AllianceBernstein Growth and Income Fund
 (Davis Selected Advisers, L.P.)   (Alliance Capital Management, L.P.)
 USAZ Dreyfus Founders Growth      USAZ AllianceBernstein Large Cap Growth
 and Income Fund                   Fund
 (Founders Asset Management LLC)   (Alliance Capital Management, L.P.)
 USAZ Oppenheimer International    USAZ Templeton Developed Markets Fund
 Growth Fund
 (OppenheimerFunds, Inc.)          (Templeton Investment Counsel, LLC)

(3) The Investment Option name and subadviser have changed as of December 8, 2003 as follows:

 CURRENT NAME AND (SUBADVISER)       PREVIOUS NAME AND (SUBADVISER)
 ----------------------------------- -------------------------------------------
USAZ Oppenheimer Emerging            USAZ AllianceBernstein Technology Fund
 Technologies Fund
 (OppenheimerFunds, Inc.)            (Alliance Capital Management, L.P.)

(4) This Investment Option offers both Class 1 shares (which do not have a Rule 12b-1 fee) and Class 2 shares that carry a 0.25% Rule 12b-1 fee. Currently only the Class 2 shares are available. Class 1 shares will be issued in the substitution described in footnote 1 above, subject to regulatory approval.

(5) The Investment Option name and subadviser have changed as of May 1, 2004 as follows:

 CURRENT NAME AND (SUBADVISER)          PREVIOUS NAME AND (SUBADVISER)
 -------------------------------------- ----------------------------------------
 SP William Blair International Growth  SP Jennison International Growth
 Portfolio                              Portfolio
 (William Blair & Company LLC)          (Jennison Associates, LLC)


Please read this prospectus before investing and keep it for future reference. It contains important information about your annuity. This prospectus is not an offering of the securities in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT FEDERALLY INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

VARIABLE ANNUITY CONTRACTS ARE COMPLEX INSURANCE AND INVESTMENT VEHICLES. BEFORE YOU INVEST, BE SURE TO ASK YOUR REGISTERED REPRESENTATIVE ABOUT THE CONTRACT'S FEATURES, BENEFITS, RISKS AND FEES, AND WHETHER THE CONTRACT IS APPROPRIATE FOR YOU BASED UPON YOUR FINANCIAL SITUATION AND OBJECTIVES.


Dated: April 29, 2005

TABLE OF CONTENTS
--------------------------------------------------------------------------------
Summary                                                       4

Fee Tables                                                    8


1.The Variable Annuity Contract                              11
     Ownership                                               11
         Contract Owner                                      11
         Joint Owner                                         11
         Annuitant                                           11
         Payee                                               11
         Beneficiary                                         11
         Assignment of a Contract                            11

2. Annuity Payments (The Payout Phase)                       12
     Income Date                                             12
     Annuity Payments                                        12
     Partial Annuitization                                   12
     Annuity Options                                         12
     Guaranteed Minimum Income Benefits (GMIBs) -
         Annuity Income Protection                           14
     Traditional GMIB                                        15
     Enhanced GMIB                                           15
     GMIB Examples                                           17
     Amount Used to Calculate GMIB Annuity Payments          18
     The USAllianz PRIME Benefit                             18

3. Purchase                                                  19
     Purchase Payments                                       19
     Automatic Investment Plan                               19
     Allocation of Purchase Payments                         19
     Tax-Free Section 1035 Exchanges                         20
     Faxed Applications                                      20
     Free Look /Right to Examine                             20
     Accumulation Units                                      20

4. Investment Options                                        21
     Substitution and Limitation on
         Further Investments                                 26
     Transfers                                               26
         Telephone Transfers                                 27
         Excessive Trading and Market Timing                 27
     Dollar Cost Averaging (DCA) Program                     29
     Flexible Rebalancing                                    29
     Financial Advisers - Asset
         Allocation Programs                                 30
     Voting Privileges                                       30

5. The Fixed Account                                         30

6. Expenses                                                  31
     Separate Account Annual Expenses                        31
       Mortality and Expense Risk (M&E) Charge               31
       Administrative Charge                                 31
     Contract Maintenance Charge                             32
     Withdrawal Charge                                       32
       Partial Withdrawal Privilege                          33
       Waiver of Withdrawal Charge Benefits                  33
       Reduction or Elimination of the Withdrawal Charge     33
     Commutation Fee/Withdrawal Charge for Liquidations      33
     Transfer Fee                                            34
     Premium Taxes                                           34
     Income Taxes                                            34
     Investment Option Expenses                              34

7. Taxes                                                     34
    Annuity Contracts in General                             34
    Qualified Contracts                                      35
    Multiple Contracts                                       35
    Partial 1035 Exchanges                                   36
    Distributions-- Non-Qualified Contracts                  36
    Distributions-- Qualified Contracts                      36
    Assignments, Pledges and Gratuitous Transfers            38
    Death Benefits                                           38
    Diversification                                          38

8. Access to Your Money                                      38
    Guaranteed Partial Withdrawal Benefits (GPWBs)           39
    Systematic Withdrawal Program                            41
    Minimum Distribution Program                             41
    Suspension of Payments or Transfers                      41

9. Illustrations                                             42

10. Death Benefit                                            42
    Death of the Contract Owner                              42
    Death of the Annuitant                                   43
    Traditional Guaranteed Minimum Death Benefit
       (Traditional GMDB)                                    43
    Enhanced Guaranteed Minimum Death Benefit
       (Enhanced GMDB)                                       43
    Earnings Protection Guaranteed Minimum Death
       Benefit (Earnings Protection GMDB)                    44
    Death Benefit Examples                                   45
    Death Benefit Payment Options                            46

11. Other Information                                        47
    Allianz Life                                             47
    The Separate Account                                     47
    Distribution                                             47
    Additional Credits for Certain Groups                    48
    Administration/The Service Center                        48
    Financial Statements                                     48

12. Glossary                                                 48

13. Table of Contents of the Statement of
    Additional Information                                   50

14. Privacy Notice                                           51

Appendix A - Annual Operating Expenses
    For Each Investment Option                               52

Appendix B - Condensed Financial
    Information                                              55

SUMMARY

--------------------------------------------------------------------------------
The sections in this summary correspond to sections in this prospectus which discuss the topics in more detail.


THE VARIABLE ANNUITY CONTRACT: The annuity Contract offered by Allianz Life provides a means for investing on a tax-deferred basis. The Contract is intended for retirement savings or other long-term investment purposes. You can purchase the Contract as a Non-Qualified Contract or as a Qualified Contract. The Contract provides several different Annuity Options that you can choose from. The Contract permits you to select up to 15 of the available Investment Options and any available Fixed Account option.

This prospectus contains information on currently offered Contracts. Information regarding the product features and expenses of older Contracts that we no longer offer can be found in the Statement of Additional Information.

You may be able to select from one of three death benefits, subject to certain age restrictions. Under the Traditional Guaranteed Minimum Death Benefit (GMDB), we base the death benefit on the greater of:

o    Contract Value, or

o the Traditional GMDB value, which is total Purchase Payments adjusted for partial withdrawals.

If all owners are age 79 or younger on the Issue Date, you may instead select the Enhanced GMDB for an additional mortality and expense risk (M&E) charge. Under the Enhanced GMDB, we base the death benefit on the greater of:

o    Contract Value, or

o    the Enhanced GMDB value, which is equal to the greater of:

     - the Annual Increase Amount prior to any owner's 81st birthday, adjusted for subsequent partial withdrawals and subsequent Purchase Payments; or
     - the Maximum Anniversary Value (MAV) prior to any owner's 81st birthday, adjusted for subsequent partial withdrawals and subsequent Purchase Payments.

THE ENHANCED GMDB DOES NOT PROVIDE ANY ADDITIONAL BENEFIT BEFORE THE FIRST CONTRACT ANNIVERSARY AND IT MAY NOT BE APPROPRIATE FOR ANY OWNER WHO IS AGE 75 OR OLDER ON THE ISSUE DATE BECAUSE THE BENEFIT VALUES ARE LIMITED AFTER AGE 81. AS A RESULT, ANY OWNER WHO IS AGE 75 OR OLDER SHOULD DETERMINE IF PURCHASING A BENEFIT FOR WHICH THERE IS AN ADDITIONAL COST IS APPROPRIATE FOR THEIR SITUATION.

If all owners are age 75 or younger on the Issue Date, you may instead select the Earnings Protection GMDB for an additional M&E charge. Under the Earnings Protection GMDB, we base the death benefit on the greater of:

o    Contract Value,

o    the Earnings Protection GMDB value, which is equal to the greater of:

     -    total Purchase Payments adjusted for partial withdrawals, or
     - Contract Value plus an additional amount that is based on the owner's age and the lesser of Purchase Payments or Contract performance.

THE EARNINGS PROTECTION GMDB BENEFIT VALUES ARE LIMITED IF ANY OWNER IS AGE 70 OR OLDER ON THE ISSUE DATE. AS A RESULT, ANY OWNER WHO IS AGE 70 OR OLDER SHOULD DETERMINE IF PURCHASING A BENEFIT FOR WHICH THERE IS AN ADDITIONAL COST IS APPROPRIATE FOR THEIR SITUATION.

The Enhanced and Earnings Protection GMDBs may not be available in all states. Check with your registered representative regarding the availability of the Enhanced and Earnings Protection GMDBs in your state.

You can only select one death benefit at Contract issue and once you select a death benefit you cannot change or cancel it. The death benefits are described in more detail in section 10, Death Benefit.

At Contract issue you have a choice of two optional Guaranteed Minimum Income Benefits (GMIBs). Both GMIBs carry an additional M&E charge. The Enhanced GMIB is available only if all owners are age 79 or younger on the Issue Date.

If you select a GMIB you will also receive a corresponding Guaranteed Partial Withdrawal Benefit (GPWB) for no additional charge. If you select the Traditional GMIB you will receive the Traditional GPWB, and if you select the Enhanced GMIB you will receive the Enhanced GPWB. The GPWBs are not currently available separately from the GMIBs.

The GMIBs guarantee a minimum level of income through Annuity Payments based on your GMIB value after the seventh Contract Year. The GPWBs provide income through scheduled annual partial withdrawals based on your GPWB value after the seventh Contract Year. Payments you receive under the GPWB will be treated as a withdrawal for tax purposes, and if you are younger than 59 1/2 when you exercise the GPWB, the payments may also be subject to a 10% tax penalty.

Prior to the exercise of the GPWB, your GPWB value is equal to your GMIB value. The Traditional GMIB/GPWB value is equal to your total Purchase Payments adjusted for partial withdrawals. The Enhanced GMIB/GPWB value is equal to either:

o the Annual Increase Amount prior to any owner's 81st birthday, adjusted for subsequent partial withdrawals and subsequent Purchase Payments; or

o the MAV prior to any owner's 81st birthday, adjusted for subsequent partial withdrawals and subsequent Purchase Payments.

We calculate the Annual Increase Amount two ways. We increase your total Purchase Payments adjusted for partial withdrawals on each Contract Anniversary by: a) 3%, and b) 7%. You may be able to select whether your Enhanced GMIB/GPWB value is equal to the MAV, 3% Annual Increase Amount or 7% Annual Increase Amount depending on their values.

One or both of the Annual Increase Amounts may not currently be available in your state. If you select the Enhanced GMIB and the Annual Increase Amounts are subsequently approved in your state, we will automatically add the feature(s) to your Contract. Please check with your registered representative regarding the availability of the Annual Increase Amounts in your state.

If you exercise the GMIB, the GMDB and GPWB (if applicable) will cancel. However, if you exercise the GPWB you can elect to stop receiving GPWB payments and instead receive Annuity Payments based on your remaining Contract Value or GMIB value; or a lump-sum payment of your remaining Contract Value.

In addition, if you elect to receive GPWB payments:

o    we will no longer accept Purchase Payments;

o the partial withdrawal privilege, systematic withdrawal program and minimum distribution programs are no longer available;

o your guaranteed values provided by the GMIB, GPWB and GMDB stop increasing, but these guaranteed values will decrease with each GPWB payment and any additional withdrawals you may make;

o    the Contract Value will also decrease with each GPWB payment; and

o any additional M&E charges for your guaranteed benefits will continue until your applicable endorsement terminates.

THE BENEFIT VALUES PROVIDED BY THE ENHANCED GMIB/GPWB ARE LIMITED AFTER AGE 81. AS A RESULT, ANY CONTRACT OWNER WHO IS AGE 75 OR OLDER SHOULD DETERMINE IF PURCHASING A BENEFIT FOR WHICH THERE IS AN ADDITIONAL COST IS APPROPRIATE FOR THEIR SITUATION. YOU MUST ALSO HOLD YOUR CONTRACT FOR SEVEN COMPLETE CONTRACT YEARS BEFORE YOU CAN EXERCISE EITHER A GMIB OR A GPWB. A GMIB/GPWB MAY NOT BE APPROPRIATE FOR YOU IF YOU INTEND TO HOLD YOUR CONTRACT FOR LESS THAN SEVEN YEARS.

The GMIBs/GPWBs may also have limited usefulness if you purchase a Qualified Contract that is subject to a required minimum distribution (RMD). For additional information, please see section 8, Access to Your Money - Minimum Distribution Program.

You can only select one GMIB and once you select a GMIB you cannot change or cancel it. The GMIBs and/or the GPWBs may not be available in your state. Please check with your registered representative regarding the availability of these features in your state.

For more details on the GMIBs, please see section 2, Annuity Payments (the Payout Phase). For more details on the GPWBs, please see section 8, Access to Your Money. The combination of the GMIB and GPWB may in some instances be referred to as the "USAllianz PRIME Benefit." PRIME stands for Protected Retirement Income Made Easy. The PRIME Benefit is subject to the claims paying ability of Allianz Life.

The Contract may be used as a funding vehicle for asset-based fee arrangements offered by brokerage firms or their associated investment advisory firms. There may be fees and charges assessed by these firms for their asset-based programs. These fees and charges would be in addition to the charges and other deductions we describe elsewhere in this prospectus. Any withdrawals made to pay these fees and charges are considered withdrawals under this Contract. Your registered representative will be able to describe the fees assessed in connection with any such asset-based programs. Allianz Life does not sponsor these programs, set the fees for the programs, or assume any responsibility for the programs. For more information, see section 4, Investment Options - Financial Advisers - Asset Allocation Programs.

We currently do not permit Contract Owners to borrow money from us using the Contract as security for the loan.

SOME CONTRACT FEATURES MAY NOT BE AVAILABLE IN ALL STATES.


ANNUITY PAYMENTS: The Income Date is the date you begin receiving Annuity Payments. You can elect to have us make Annuity Payments as a variable payout, a fixed payout, or a combination of both under a variety of Annuity Options. If you choose to have us make any part of the Annuity Payments as a variable payout, the dollar amount of the payments will go up or down based on the performance of the Investment Options. See section 2, Annuity Payments (The Payout Phase).

PURCHASE: You can buy the Contract with $25,000 or more if you choose to include a GMIB in your Contract. Otherwise, you can purchase a Contract for $10,000 or more. All owners and the Annuitant must be age 90 or younger on the Issue Date to purchase this Contract. You can make additional Purchase Payments of $250 or more any time you like during the Accumulation Phase until you exercise your GPWB, if applicable. Once you exercise the GPWB you cannot make additional Purchase Payments. In some states, additional Purchase Payments may be restricted. The maximum cumulative Purchase Payments we will accept without approval is $1 million (including amounts already invested in other Allianz Life variable annuities). Your registered representative can help you complete the appropriate forms. See section 3, Purchase.

INVESTMENT CHOICES: You can allocate Purchase Payments to the Investment Choices available under the Contract. The principal value and investment returns on the variable Investment Options fluctuate and are not guaranteed and you can lose money. You can make transfers between Investment Choices as permitted. See section 4, Investment Options - Transfers.

EXPENSES: The Contract has insurance features and investment features, and there are costs related to each. For more information please see the Fee Tables and section 6, Expenses.

Each year, we deduct a $40 contract maintenance charge from your Contract during both the Accumulation and Payout Phases of your Contract. During the Accumulation Phase, we currently waive this charge if the value of your Contract is at least $100,000 at the time we are to deduct the charge. The charge is waived during the Payout Phase if your Contract Value on the Income Date is at least $100,000.

We deduct a mortality and expense risk (M&E) charge from the assets in the Separate Account during both the Accumulation and Payout Phases of your Contract. The M&E charge varies during the Accumulation Phase depending upon the benefit options that apply. We calculate the M&E charge as a percentage of the average daily assets invested in a subaccount on an annual basis. We also deduct an administrative charge during both the Accumulation and Payout Phases of your Contract. The administrative charge is equal to 0.15% of the average daily assets invested in a subaccount on an annual basis. The table that follows shows the benefit combinations available to you and their total Separate Account expenses.

SEPARATE ACCOUNT ANNUAL EXPENSES DURING THE ACCUMULATION PHASE:*

                              CHARGES FOR       CHARGES FOR       CHARGES FOR
                             CONTRACT WITH     CONTRACT WITH     CONTRACT WITH
                                NO GMIB     TRADITIONAL GMIB**  ENHANCED GMIB**

  Traditional GMDB               1.50%           1.70%              2.20%
  Enhanced GMDB                  1.80%           1.95%              2.40%
  Earnings Protection GMDB       1.80%           2.00%              2.45%


*  Some or all of the guaranteed benefits may not be available in all states.
** If you select a GMIB for your Contract, we automatically include the corresponding Guaranteed Partial Withdrawal Benefit (GPWB) for no additional charge.

During the Payout Phase, the total Separate Account annual expense is equal to 1.50%, regardless of the benefit options that apply. This expense is equal to the lowest charge because we do not pay a death benefit separate from benefits under the Annuity Option if you die during the Payout Phase.

If you take money out of the Contract during the Accumulation Phase, we may assess a withdrawal charge against each Purchase Payment withdrawn. The withdrawal charge starts at 7% in the first Contract Year and declines to 0% after we have had your Purchase Payment for six complete Contract Years.

You can make 12 free transfers each Contract Year. After that, we deduct a $25 transfer fee for each additional transfer. Currently we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct this fee during the Payout Phase.

Allianz Life is responsible for paying any premium and other similar taxes assessed by states and other governmental entities (for example, municipalities). Premium taxes typically range from 0% to 3.5% of the Purchase Payment, depending on the state or governmental entity. It is our current practice not to make deductions for premium taxes until you make a full withdrawal from your Contract, Annuity Payments begin or you die. Allianz Life reserves the right to change this practice in the future.

Each Investment Option deducts management fees and expenses from the amounts you have in the Investment Option. Some Investment Options also deduct 12b-1 fees from Investment Option assets. For 2003 these expenses and fees ranged, on an annual basis, from 0.52% to 11.52% of an Investment Option's average daily net assets before expense reimbursements and fee waivers.

We will pay sales  commissions to broker/dealers  who sell the Contracts.  For a
discussion  of  these   arrangements,   see  section  11,  Other  Information  -
Distribution.

TAXES: Your earnings are generally not taxed until you take them out. If you take money out during the Accumulation Phase, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty. Other tax rules and limitations may apply to Qualified Contracts. See section 7, Taxes.

ACCESS TO YOUR MONEY: You can take money out of your Contract during the Accumulation Phase. Withdrawals during the Accumulation Phase may be subject to a withdrawal charge (see section 6, Expenses). You may also have to pay income tax and a tax penalty on any money you take out (see section 7, Taxes for more information on the tax implications of withdrawals). Under certain circumstances, you can also take money out during the Payout Phase if you select Annuity Option 2, 4 or 6 on a variable payout basis. Money you take out during the Payout Phase is subject to a commutation fee or withdrawal charge. The IRS may apply limits on withdrawals under certain Qualified Contracts. For more information please see section 8, Access to Your Money.

DEATH BENEFIT: If you die during the Accumulation Phase, the person you have chosen as a Beneficiary will receive a death benefit. The amount of the death benefit proceeds depends on which death benefit option applies. There may be a death benefit during the Payout Phase depending on the selected Annuity Option. For more information please see section 10, Death Benefit.

FREE LOOK/RIGHT TO EXAMINE: You can cancel the Contract within ten days after receiving it (or whatever period is required in your state). We will pay you the Contract Value on the day we receive your request to cancel the Contract at our Service Center. This may be more or less than your original Purchase Payment. In certain states, or if you have purchased the Contract as an IRA, we will refund the Purchase Payment. The free look provision under the Contract is also called the right to examine. See section 3, Purchase - Free Look/Right to Examine.

PRIVACY POLICY: WE PLACE A HIGH PRIORITY ON MAINTAINING YOUR TRUST AND CONFIDENCE. A NOTICE OF THE PRIVACY POLICY FOLLOWED BY ALLIANZ LIFE AND ITS AFFILIATED COMPANIES IS PROVIDED IN THIS PROSPECTUS TO ENHANCE YOUR UNDERSTANDING OF HOW WE PROTECT YOUR PRIVACY WHEN WE COLLECT AND USE INFORMATION ABOUT YOU, AND THE STEPS WE TAKE TO SAFEGUARD THAT INFORMATION. SEE THE PRIVACY NOTICE THAT APPEARS IN SECTION 14 OF THIS PROSPECTUS.

INQUIRIES: If you have any questions about your Contract or need more information, please contact our Service Center at the phone number or address listed at the back of this prospectus.

FEE TABLES
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when purchasing, owning and making a full withdrawal from the Contract. The first tables describe the fees and expenses that you will pay if you make a withdrawal from the Contract during the Accumulation Phase, if you make a liquidation during the Payout Phase, or if you make transfers. Taxes, including premium tax charges, also may apply, although they do not appear in these tables. It is our current practice not to make deductions for premium taxes until you make a full withdrawal from your Contract, Annuity Payments begin or you die. For more information see section 6, Expenses.

CONTRACT OWNER TRANSACTION EXPENSES (1)

WITHDRAWAL CHARGE - during the Accumulation Phase (2) (as a percentage of each Purchase Payment withdrawn)

             NUMBER OF COMPLETE CONTRACT YEARS


             SINCE RECEIPT OF PURCHASE PAYMENT      CHARGE
             ---------------------------------------------
                             0                        7%
                             1                        6%
                             2                        5%
                             3                        4%
                             4                        3%
                             5                        2%
                      6 years or more                 0%

COMMUTATION FEE - during the Payout Phase(3)  WITHDRAWAL CHARGE - during the Payout Phase (3)
(as a percentage of amount liquidated under   (as a percentage of amount liquidated under
 variable Annuity Option 2 or 4)               variable Annuity Option 6)


     NUMBER OF COMPLETE YEARS                                      NUMBER OF COMPLETE CONTRACT YEARS
        SINCE INCOME DATE        CHARGE                            SINCE RECEIPT OF PURCHASE PAYMENT      CHARGE
---------------------------------------                            ---------------------------------------------
                0                  5%                                              0                        7%
                1                  4%                                              1                        6%
                2                  3%                                              2                        5%
                3                  2%                                              3                        4%
         4 years or more           1%                                              4                        3%
                                                                                   5                        2%
                                                                            6 years or more                 0%

TRANSFER FEE (4)...........You will always be allowed at least 12 free transfers in any Contract Year. For transfers in excess of the free transfers permitted, the fee will be $25.

(1) If you selected a Fixed Account Investment Choice, a Market Value Adjustment may apply to certain transactions. This MVA may increase or decrease your Contract Value and/or the amount of your withdrawal or transfer. Please see the glossary in section 12 for a definition of MVA.

(2) Each year, on a cumulative basis (minus any previous withdrawals you make which are not subject to a withdrawal charge), you can make partial withdrawals of up to 10% of total Purchase Payments and no withdrawal charge will be assessed. For more information please see section 6, Expenses - Partial Withdrawal Privilege. For additional options please see section 8, Access to Your Money.

(3)  May not be applicable in all states.

(4) Dollar cost averaging transfers and flexible rebalancing transfers are not currently counted against any free transfers we allow. Currently we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct this fee during the Payout Phase. For more information please see section 6, Expenses - Transfer Fee.

CONTRACT OWNER PERIODIC EXPENSES

The next table describes the fees and expenses that you will pay periodically during the time that you own your Contract, not including the Investment Options' fees and expenses.

DURING THE ACCUMULATION PHASE:

CONTRACT MAINTENANCE CHARGE (5)......................$40 per Contract per year.

SEPARATE ACCOUNT ANNUAL EXPENSES (6)
(as a percentage of average daily assets invested in a subaccount on an annual basis)

                                              CHARGES FOR CONTRACT WITH   CHARGES FOR CONTRACT WITH    CHARGES FOR CONTRACT WITH
                                                       NO GMIB              TRADITIONAL GMIB (7)           ENHANCED GMIB (7)
                                                       -------              -----------------              -------------
                                               M&E   Admin.   Total         M&E   Admin.    Total         M&E   Admin.  Total
                                             CHARGE  CHARGE  CHARGE       CHARGE  CHARGE   CHARGE       CHARGE  CHARGE CHARGE

Traditional GMDB                              1.35%   0.15%   1.50%        1.55%   0.15%    1.70%         2.05%  0.15%  2.20%
Enhanced GMDB                                 1.65%   0.15%   1.80%        1.80%   0.15%    1.95%         2.25%  0.15%  2.40%
Earnings Protection GMDB                      1.65%   0.15%   1.80%        1.85%   0.15%    2.00%         2.30%  0.15%  2.45%


DURING THE PAYOUT PHASE:

CONTRACT MAINTENANCE CHARGE (8)......................$40 per Contract per year.

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average daily assets invested in a subaccount on an annual basis)

M&E Charge                  1.35%
Admin. Charge               0.15%
                            -----
Total Charge                1.50%

(5) During the Accumulation Phase, the charge is waived if the value of your Contract is at least $100,000. If you own more than one Contract offered under this prospectus (registered with the same social security number), we will determine the total value of all your Contracts. If the total value of all your Contracts is at least $100,000, the charge is waived on all of your Contracts. For more information please see section 6, Expenses - Contract Maintenance Charge.

(6)  Some or all of the guaranteed benefits may not be available in all states.

(7) If you select a GMIB, we automatically include the corresponding GPWB for no additional charge.

(8) During the Payout Phase, the charge is waived if your Contract Value on the Income Date is at least $100,000. For more information please see section 6, Expenses - Contract Maintenance Charge.

ANNUAL OPERATING EXPENSES OF THE INVESTMENT OPTIONS

This table describes the total annual operating expenses associated with the Investment Options and shows the minimum and maximum expenses charged by any of the Investment Options before the effect of any contractual expense reimbursement or fee waiver. These expenses are deducted from the Investment Option's assets. These expenses will reduce the performance of the Investment Options and, therefore, will negatively affect your Contract Value and the amounts available for withdrawals and Annuity Payments. They may also negatively impact the death benefit proceeds. We show the expenses as a percentage of an Investment Option's average daily net assets for the most recent fiscal year. The investment advisers for the Investment Options provided the fee and expense information and we did not independently verify it. Please see the Investment Options' prospectuses for more information regarding the fees and expenses of the Investment Options.

                                                                                    MINIMUM                 MAXIMUM


TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES*  (INCLUDING  MANAGEMENT FEES,
DISTRIBUTION OR 12B-1 FEES, AND OTHER EXPENSES)

BEFORE FEE WAIVERS AND EXPENSE REIMBURSEMENTS                                      0.52%                    11.52%

* Some of the Investment Options or their affiliates may also pay service fees to us or our affiliates. The amount of these fees may be different for each Investment Option.

Appendix A contains more details regarding the annual operating expenses for each of the variable Investment Options, including the amount and effect of any waivers and/or reimbursements.

EXAMPLES

--------------------------------------------------------------------------------

The expenses for your Contract may be different from those shown in the examples below depending upon which benefits, or combination of benefits, that apply.


These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses (except charges for liquidations), Contract Owner periodic expenses, and the annual operating expenses of the Investment Options before the effect of reimbursements and waivers.

The examples below should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

The $40 contract maintenance charge is included in the examples as charge of 0.034% of the average daily assets invested in a subaccount for the most recent fiscal year based on the total charges collected under the Contract divided by the total average net assets for the Contract. Please note that this is an average and some owners may pay more or less than the average.

Premium taxes may apply but are not reflected in these examples.

For additional information, see section 6, Expenses.

If you make a full withdrawal at the end of each time period, and assuming a $10,000 investment and a 5% annual return on your money, you may pay the following expenses for Contracts with:

a) selection of the Enhanced GMIB and the Earnings Protection GMDB (which carries the highest total Separate Account expenses of 2.45%).

b) selection of the Traditional GMDB and no GMIB (which carries the lowest total Separate Account expenses of 1.50%).

  ------------------------------------------------------------------------- ------------ ------------ ------------- ------------
  TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES BEFORE ANY FEE            1 YEAR       3 YEARS      5 YEARS      10 YEARS
  WAIVERS OR EXPENSE REIMBURSEMENTS OF:
  ------------------------------------------------------------------------- ------------ ------------ ------------- ------------
  11.52% (the maximum)                                                      a) $2,038    a) $4,165    a) $5,894     a) $9,098
                                                                            b)  1,953    b) $3,967    b) $5,641     b) $8,863
  ------------------------------------------------------------------------- ------------ ------------ ------------- ------------
  0.52% (the minimum)                                                       a) $1,003    a) $1,429    a) $1,879     a) $3,324
                                                                            b) $  908    b) $1,144    b) $1,405     b) $2,382
  ------------------------------------------------------------------------- ------------ ------------ ------------- ------------

If you do not make a full withdrawal or if you annuitize* the Contract at the end of each time period, and assuming a $10,000 investment and a 5% annual return on your money, you may pay the following expenses for Contracts with:

a) selection of the Enhanced GMIB and the Earnings Protection GMDB (which carries the highest total Separate Account expenses of 2.45%).

b) selection of the Traditional GMDB and no GMIB (which carries the lowest total Separate Account expenses of 1.50%).

  ------------------------------------------------------------------------- ------------ ------------ ------------- ------------
  TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES BEFORE ANY FEE            1 YEAR       3 YEARS      5 YEARS      10 YEARS
  WAIVERS OR EXPENSE REIMBURSEMENTS OF:
  ------------------------------------------------------------------------- ------------ ------------ ------------- ------------
  11.52% (the maximum)                                                      a) $1,338    a) $3,665    a) $5,594     a) $9,098
                                                                            b) $1,253    b) $3,467    b) $5,341     b) $8,863
  ------------------------------------------------------------------------- ------------ ------------ ------------- ------------
  0.52% (the minimum)                                                       a) $  303    a) $  929    a) $1,579     a) $3,324
                                                                            b) $  208    b) $  644    b) $1,105     b) $2,382
  ------------------------------------------------------------------------- ------------ ------------ ------------- ------------

* Your Income Date generally must be at least two years after your Issue Date.

See Appendix B for condensed financial information on the Accumulation Unit values.

1.THE VARIABLE ANNUITY CONTRACT
--------------------------------------------------------------------------------


An annuity is a contract between you, the Contract Owner, and an insurance company (in this case Allianz Life), where the insurance company promises to pay you (or someone else you choose - the Payee) an income, in the form of Annuity Payments. The Annuity Payments must begin on a designated date (the Income Date) that is at least two years after your Issue Date. Until you decide to begin having us make Annuity Payments, your Contract is in the Accumulation Phase. Once we begin to make Annuity Payments, your Contract switches to the Payout Phase.

The Contract benefits from tax deferral. Tax deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. For Qualified Contracts, the tax deferral is provided through compliance with specialized tax-qualification rules, and you do not receive any additional tax benefit by purchasing the Contract, although it may offer other features that meet your needs.

Your Investment Choices include the variable Investment Options and any available Fixed Account option. You cannot invest in more than 15 Investment Options at any one time. Depending upon market conditions, you can gain or lose value in the Contract based on the investment performance of the variable Investment Options. The variable Investment Options are designed to offer a better return than any available Fixed Account Investment Choice, however, this is not guaranteed.

The amount of Contract Value you are able to accumulate in your Contract during the Accumulation Phase depends in large part upon the investment performance of the Investment Option(s) you select. The amount of the variable Annuity Payments you receive during the Payout Phase also depends in large part upon the investment performance of any Investment Options you select for the Payout Phase.

We will not make any changes to your Contract without your permission except as may be required by law.

OWNERSHIP

CONTRACT OWNER. You, as the Contract Owner, have all the rights under the Contract. The Contract Owner is designated at Contract issue. You can change Contract Owners at any time subject to our approval. However, there may be IRS or other restrictions on changing the ownership of a Qualified Contract. Upon our approval, any change will become effective as of the date you sign the request. Changing ownership may be a taxable event. You should consult with your tax adviser before doing this.

JOINT OWNER. A Non-Qualified Contract can be owned by Joint Owners. Generally, any Joint Owner must be the spouse of the other Contract Owner although this restriction may not apply in all states. Upon the death of either Joint Owner, the surviving Joint Owner will become the primary Beneficiary. We will then treat any other Beneficiary designation on record at the time of death as a contingent Beneficiary. You can change Joint Owners under the same conditions as described for a Contract Owner.


ANNUITANT. The Annuitant is the individual on whose life we base Annuity Payments. You name an Annuitant subject to our approval. You may change the Annuitant at any time before the Income Date subject to our approval unless the Contract is owned by a non-individual (for example, a qualified plan or trust). You cannot change the Annuitant if the Contract is owned by a non-individual. For Qualified Contracts, the Annuitant must be the owner unless the Contract is owned by a qualified plan.

PAYEE. The Payee is the person or entity you designate to receive Annuity Payments during the Payout Phase. An owner or Annuitant can be the Payee but it is not required under the Contract. If you do not designate a Payee by the Income Date, we will make Annuity Payments to the owner. The owner can change the Payee at any time.


BENEFICIARY. The Beneficiary is the person(s) or entity you name to receive any death benefit. You name the Beneficiary at Contract issue. You can change the Beneficiary or contingent Beneficiary at any time before your death unless you name an irrevocable Beneficiary. If you do not name a Beneficiary, any death benefit will be paid to your estate.

ASSIGNMENT OF A CONTRACT: An authorized request specifying the terms of an assignment of a Contract must be provided to the Service Center. We will not be liable for any payment made or action taken before we record the assignment. We will not be responsible for the validity or tax consequences of any assignment. After the death benefit has become payable, an assignment can only be made with our consent. If the Contract is assigned, your rights may only be exercised with the consent of the assignee of record.

2.ANNUITY PAYMENTS
(THE PAYOUT PHASE)
--------------------------------------------------------------------------------

INCOME DATE


You can annuitize your Contract and the Payee will receive regular periodic income payments (Annuity Payments) under your Contract. Your Income Date is the date Annuity Payments will begin. Your Income Date must be the first day of a calendar month and must be at least two years after we issue the Contract. To receive the annuity income protection of the Guaranteed Minimum Income Benefit, your Income Date must be within 30 days following a Contract Anniversary beginning with the seventh Contract Anniversary (and certain other conditions must also be met).


If you do not select an Income Date at Contract issue we will select one for you. Your Income Date is specified in your Contract. If you do not choose a date, we will apply the latest date allowed for your Contract. You can make an authorized request for a different Income Date after Contract issue, however, any such request is subject to our approval. Your Income Date must not be later than the Annuitant's 90th birthday or ten years from the date the Contract was issued, unless approved by us. This limitation may not apply when the Contract is issued to a charitable remainder trust. However, the Income Date will never be later than what is permitted under applicable law. Your election to start Annuity Payments may involve a MVA if any of your Contract Value is in a Fixed Account Investment Choice on the Income Date.

ANNUITY PAYMENTS


You can elect to have us make Annuity Payments under Annuity Options 1-5 as:

o a variable payout,

o a fixed payout, or

o a combination of both.

Annuity Option 6 is generally only available as a ten-year or more period certain for fixed payouts of the GMIB value. Annuity Option 6 may be available for fixed and/or variable payouts in some states.

Under a fixed payout, all of the Annuity Payments will be the same dollar amount (equal installments). If you choose a variable payout, you can select up to 15 of the available Investment Options. If you do not tell us otherwise, we will base Annuity Payments on the investment allocations that were in place on the Income Date. Guaranteed fixed Annuity Payments are generally based on an interest rate of 2.5% per year and the mortality table specified in your Contract.

If you choose to have any portion of the Annuity Payments based on the investment performance of the Investment Option(s), the dollar amount of the payments will depend upon the following factors:

1. the value of your Contract adjusted for any applicable MVA (less any premium tax) on the Income Date;

2. the Annuity Option you select;

3. the assumed investment rate used in the annuity table for the Contract; and

4. the performance of the Investment Option(s) you selected.

You can choose a 3%, 5% or 7% assumed investment rate (AIR). The 7% AIR is not available in all states. Using a higher AIR will result in a higher initial Annuity Payment but later payments will increase more slowly when investment performance rises and decrease more rapidly when investment performance declines. If the actual performance exceeds the AIR you selected, the Annuity Payments will increase. Similarly, if the actual rate is less than the AIR you selected, the Annuity Payments will decrease.

The Payee will receive the Annuity Payments. You will receive tax reporting on those payments.

PARTIAL ANNUITIZATION


You are currently allowed to annuitize a portion of your Contract, without annuitizing the entire value according to the applicable annuitization rules. This is referred to as a partial annuitization. A partial annuitization will decrease the amounts available for withdrawal, payment of death benefits and any additional Annuity Payments.

A partial annuitization may be treated as a partial withdrawal for tax purposes. You should consult a tax adviser before requesting a partial annuitization. We may deduct premium taxes from partially annuitized amounts. We do not currently restrict the number of partial annuitizations for a Contract, but we reserve the right to do so.


ANNUITY OPTIONS

You can choose among income plans. We call those Annuity Options. You can choose one of the Annuity Options described below or any other Annuity Option you want and that Allianz Life agrees to provide. Prior to your Income Date, you can select and/or change the Annuity Option with at least 30 days written notice to us. You cannot change the Annuity Option after your Income Date. If you do not choose an Annuity Option prior to the Income Date, we will make Annuity Payments to the Payee as a variable payout under Annuity Option 2 with five years of guaranteed monthly payments.

Annuity Payments will generally be lower if you select an Annuity Option that requires us to make more frequent Annuity Payments or to make payments over a longer period of time. For example, the guaranteed initial monthly fixed payout rates under Annuity Option 4 with a guarantee period of 20 years or more are the lowest fixed rates we offer and the guaranteed initial monthly fixed payout rates under Annuity Option 1 are the highest fixed rates we offer. Annuity Payments will also be lower if you have us make Annuity Payments at an early age (for example, when the Annuitant is 30) as opposed to waiting until the Annuitant is older (for example, when the Annuitant is 55).

OPTION 1. LIFE ANNUITY. Under this option, we will make monthly Annuity Payments so long as the Annuitant is alive. After the Annuitant dies, we stop making Annuity Payments.


OPTION 2. LIFE ANNUITY WITH MONTHLY PAYMENTS OVER 5, 10, 15 OR 20 YEARS GUARANTEED. Under this option, we will make monthly Annuity Payments so long as the Annuitant is alive. However, if the Annuitant dies before the end of the selected guaranteed period, we will continue to make Annuity Payments to you or any person you choose for the rest of the guaranteed period. If you do not want to receive Annuity Payments after the Annuitant's death, you can ask for a single lump sum equal to the present value of the guaranteed monthly Annuity Payments remaining, as of the date we receive proof of the Annuitant's death and a payment election form, commuted as set forth in the Contract. Proof of the Annuitant's death and return of the Contract are required prior to the payment of any commuted values.

During the lifetime of the Annuitant, and while the number of variable Annuity Payments made is less than the guaranteed number of payments elected, you may request a withdrawal (partial liquidation) of an amount up to 75% of the total liquidation value, less any previously liquidated amounts. The total liquidation value is equal to the present value of the remaining guaranteed Annuity Payments, to the end of the period certain, using the selected AIR as the interest rate for the present value calculation, less a commutation fee, or as set forth in your Contract. The minimum amount that you can liquidate is the lesser of $500 or the remaining portion of the total liquidation value available. We will subtract a commutation fee from the amount liquidated before we pay you the proceeds. We will process partial liquidations within seven days after your written request is received in good order at our Service Center.
After a partial liquidation, we will reduce the subsequent monthly Annuity Payments during the remaining guaranteed period by the percentage of liquidation value liquidated, including the commutation fee. After we have made the guaranteed number of Annuity Payments, we will restore the number of Annuity Units used in calculating the monthly Annuity Payments to their original values as if no liquidations had taken place. This means that after the guarantee period has expired and while the Annuitant is alive, Annuity Payments will revert back to 100% of the basis that we paid before the liquidation.

OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make monthly Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments will continue so long as the surviving joint Annuitant continues to live, at a level of 100%, 75% or 50% of the previous amount, as selected. The monthly Annuity Payments will end with the final Annuity Payment due prior to the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH MONTHLY PAYMENTS OVER 5, 10, 15 OR 20 YEARS GUARANTEED. Under this option, we will make monthly Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments will continue during the lifetime of the surviving joint Annuitant at 100% of the amount that was paid when both Annuitants were alive. However, if the last joint Annuitant dies before the end of the selected guarantee period, we will continue to make Annuity Payment for the remainder of the guarantee period. Alternatively, you may elect to receive a lump sum payment equal to the present value of the remaining guaranteed monthly Annuity Payments, as of the date we receive proof of the last survivor's death at our Service Center, commuted as set forth in the Contract. Proof of death of both joint Annuitants and return of the Contract are required prior to the payment of any commuted values.


While either the Annuitant or joint Annuitant is alive and the number of variable Annuity Payments we have made is less than the guaranteed number of payments elected, you may request a withdrawal (partial liquidation) of an amount up to 75% of the total liquidation value, less any previously liquidated amounts. The total liquidation value is equal to the present value of the remaining guaranteed Annuity Payments, to the end of the period certain, using the selected AIR as the interest rate for the present value calculation, less a commutation fee, or as set forth in your Contract. The minimum amount that you can liquidate is the lesser of $500 or the remaining portion of the total liquidation value available. We will subtract a commutation fee from the amount liquidated before we pay you the proceeds. We will process partial liquidations within seven days after your written request is received in good order at our Service Center. After a partial liquidation, we will reduce the subsequent monthly Annuity Payments during the remaining guaranteed period by the percentage of liquidation value liquidated, including the commutation fee. After we have made the guaranteed number of Annuity Payments, we will restore the number of Annuity Units used in calculating the monthly Annuity Payments to their original values as if no liquidations had taken place. This means that after the guarantee period has expired and while at least one of the Annuitants is alive, Annuity Payments will revert back to 100% of the basis that we paid before the liquidation.

OPTION 5. REFUND LIFE ANNUITY. We will make monthly Annuity Payments during the lifetime of the Annuitant ceasing with the last Annuity Payment due prior to the Annuitant's death. After the Annuitant's death, the Payee may receive a refund. For a fixed payout, the amount of the refund will equal the amount applied to this Annuity Option minus the total of all Annuity Payments made under this option.

For a variable payout, the amount of the refund will depend on the current Investment Option allocation and will be the sum of refund amounts attributable to each Investment Option. We calculate the refund amount for a given Investment Option using the following formula:

(1) x {[(2) x (3) x (4)/(5)] - [(4) x (6)]}

where:

     (1) = Annuity Unit value of that given Investment Option when due proof of the Annuitant's death is received at the Service Center.

     (2)  = The amount available for Annuity Payments on the Income Date.

     (3) = Allocation percentage in a given subaccount (in decimal form) when due proof of the Annuitant's death is received at the Service Center.

     (4)  = The number of Annuity Units used in determining each Annuity Payment
          attributable   to  that  given   subaccount  when  due  proof  of  the
          Annuitant's death is received at the Service Center.

     (5)  = Dollar value of first Annuity Payment.

     (6)  = Number of Annuity Payments made since the Income Date.

We will base this calculation upon the allocation of Annuity Units actually in-force at the time due proof of the Annuitant's death is received at the Service Center. We will not pay a refund if the total refund determined using the above calculation is less than or equal to zero.

OPTION 6. SPECIFIED PERIOD CERTAIN ANNUITY. This option is generally only available as a ten-year or more period certain fixed payout of the GMIB value. Annuity Option 6 may be available for fixed and/or variable payouts in some states. Under this option, we will make monthly Annuity Payments for a specified period of time. You elect the specified period which must be a whole number of years from 5 to 30. If the last Annuitant dies before the end of the specified period certain, then we will continue to make Annuity Payments to you for the rest of the period certain. If you have elected to receive payments on a variable basis, you may make a liquidation at least once each Contract Year of up to 100% of the total liquidation value in the Contract. We will subtract a withdrawal charge from the amount liquidated before we pay you the proceeds. We will process partial liquidations within seven days after your written request is received in good order at our Service Center. After a partial liquidation, we will reduce the subsequent monthly Annuity Payments during the remaining guaranteed period by the percentage of liquidation value liquidated, including the withdrawal charge.

GUARANTEED MINIMUM INCOME BENEFITS (GMIBS) -- ANNUITY INCOME PROTECTION


At Contract issue you have a choice of two optional Guaranteed Minimum Income Benefits (GMIBs). Both GMIBs carry an additional M&E charge. The Enhanced GMIB is available only if all owners are age 79 or younger on the Issue Date.

If you select a GMIB you will also receive a corresponding Guaranteed Partial Withdrawal Benefit (GPWB) for no additional charge. If you select the Traditional GMIB you will receive the Traditional GPWB, and if you select the Enhanced GMIB you will receive the Enhanced GPWB.

You can select a GMIB on your application. You can only select one GMIB and once you select a GMIB you cannot change or cancel it. The Enhanced GMIB may not be appropriate for owners who are age 75 or older because the Enhanced GMIB value is limited after age 81.

THE GMIBS AND/OR THE GPWBS MAY NOT BE AVAILABLE IN YOUR STATE. PLEASE CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING THE AVAILABILITY OF THESE FEATURES IN YOUR STATE.

The combination of the GMIB and GPWB may in some instances be referred to as the "USAllianz PRIME Benefit." PRIME stands for Protected Retirement Income Made Easy.

You must hold your Contract for seven complete Contract Years before you can exercise a GMIB. A GMIB may not be appropriate for you if you intend to hold your Contract for less than seven years. The GMIBs do not create Contract Value or guarantee the performance of any Investment Option. If you exercise a GMIB, your GMDB and GPWB (if applicable) will cancel.

BE SURE TO DISCUSS WITH YOUR REGISTERED REPRESENTATIVE WHETHER OR NOT A GMIB IS APPROPRIATE FOR YOUR SITUATION. PLEASE REFER TO THE APPLICABLE ENDORSEMENTS TO YOUR CONTRACT FOR THE SPECIFIC TERMS AND CONDITIONS OF THE GMIBS.

The GMIBs provide guaranteed minimum Annuity Payments to the Payee during the Payout Phase. The annuity income protection provided by the GMIBs will apply only under the following circumstances:

     o Your Income Date must be within 30 days following a Contract Anniversary beginning with the seventh Contract Anniversary;

     o    Annuity  Payments  can  only  be  made  as  fixed  Annuity   Payments,
          regardless of the Annuity Option you select;

     o If you select Annuity Option 6 the duration of the period certain must be at least ten years and we will base the guaranteed Annuity Payments on an interest rate of 1% per year; and

     o If you elect to receive guaranteed Annuity Payments based on the 7% Annual Increase Amount, your available Annuity Options are restricted to Annuity Option 2 or 4 and the duration of the period certain must be at least ten years. Under the 7% amount we will base the guaranteed Annuity Payments on an interest rate of 1% per year and the mortality table specified in your endorsement.

The GMIBs guarantee that the Annuity Payments will be equal to the guaranteed fixed payout rates applied to the applicable GMIB value. We will use current fixed payout rates applied to the Contract Value (adjusted for any applicable MVA and premium tax) to calculate Annuity Payments if that produces a greater payment. However, if we use the Contract Value and the current fixed payout rates to calculate Annuity Payments you will have incurred higher Contract expenses without receiving any explicit benefit from the GMIB option.

You can always annuitize your Contract Value two years or more after the Issue Date under a fixed and/or variable Annuity Option. However, if you do, you cannot use the GMIB value.

If Joint Owners are named, we will use the age of the older Joint Owner to determine the GMIB value. If the Contract is owned by a non-individual (for example, a qualified plan or trust) we will use the Annuitant's age to determine the GMIB value for all currently offered Contracts.

TRADITIONAL GMIB

The Traditional GMIB value before the date of your death or exercise of the GPWB (if applicable) is equal to:

o    your total Purchase Payments,

o reduced proportionately by the percentage of any Contract Value withdrawn (prior to any MVA, but including any withdrawal charge) for each withdrawal you made.

ENHANCED GMIB

The Enhanced GMIB value before the date of your death or exercise of the GPWB (if applicable) is equal to either:

o    the Annual Increase Amount; or

o    the Maximum Anniversary Value (MAV).

We calculate the Annual Increase Amount two ways. We increase your total Purchase Payments adjusted for partial withdrawals on each Contract Anniversary by: a) 3%, and b) 7%. If the MAV is greater than both Annual Increase Amounts, the Enhanced GMIB value is equal to the MAV. If the 3% Annual Increase Amount is greater than the MAV, you may be able to decide whether to set the Enhanced GMIB value equal to the 3% Annual Increase Amount or the 7% Annual Increase Amount. If only the 7% Annual Increase Amount is greater than the MAV, you may be able to decide whether to set the Enhanced GMIB value equal to the 7% Annual Increase Amount or the MAV.

One or both of the Annual Increase Amounts may not currently be available in your state. If you select the Enhanced GMIB and the Annual Increase Amounts are subsequently approved in your state, we will automatically add the feature(s) to your Contract. Please check with your registered representative regarding the availability of the Annual Increase Amounts in your state.

THE ANNUAL INCREASE AMOUNT. Each Annual Increase Amount that was effective on your Issue Date is equal to your initial Purchase Payment. Any Annual Increase Amount that was effective after your Issue Date is initially equal to your Contract Value on the effective date.

On each Business Day other than a Contract Anniversary, each Annual Increase Amount is equal to:

o    its value on the immediately preceding Business Day,

o    plus any additional Purchase Payments received that day, and

o reduced proportionately by the percentage of any Contract Value withdrawn (prior to any MVA, but including any withdrawal charge) for each withdrawal you made that day.

On every Contract Anniversary prior to your 81st birthday, each Annual Increase Amount is equal to:

o its value on the immediately preceding Business Day increased by 3% with the 3% Annual Increase Amount, and

o its value on the immediately preceding Business Day increased by 7% with the 7% Annual Increase Amount.

We then add to each of these Annual Increase Amounts any additional Purchase Payments received that day, and reduce each of them proportionately by the percentage of any Contract Value withdrawn (prior to any MVA, but including any withdrawal charge) for each withdrawal you made that day.

Beginning with the Contract Anniversary that occurs on or after your 81st birthday, we calculate each Annual Increase Amount in the same way that we do on any Business Day other than a Contract Anniversary.

We limit the 3% Annual Increase Amount to a maximum of 1.5 times your total Purchase Payments reduced proportionately by the percentage of any Contract Value withdrawn (prior to any MVA, but including any withdrawal charge) for each withdrawal you made.

We limit  the 7%  Annual  Increase  Amount  to a  maximum  of 2 times  the total
Purchase Payments you made in the first five Contract Years reduced proportionately by the percentage of any Contract Value withdrawn (prior to any MVA, but including any withdrawal charge) for each withdrawal you made.

The Annual Increase Amount stops increasing on the date that you exercise the GPWB (if applicable).

THE MAXIMUM ANNIVERSARY VALUE (MAV). The MAV on your Issue Date is equal to your initial Purchase Payment.

On each Business Day other than a Contract Anniversary, the MAV is equal to:

o    its value on the immediately preceding Business Day,

o    plus any additional Purchase Payments received that day, and

o reduced proportionately by the percentage of any Contract Value withdrawn (prior to any MVA, but including any withdrawal charge) for each withdrawal you made that day.

On every Contract Anniversary prior to your 81st birthday, the MAV is equal to:

o    the highest Contract Value that occurred on any Contract Anniversary,

o plus subsequent additional Purchase Payments you made since that Contract Anniversary, and

o reduced proportionately by the percentage of any Contract Value withdrawn (prior to any MVA, but including any withdrawal charge) for each withdrawal you made since that Contract Anniversary.

Beginning with the Contract Anniversary that occurs on or after your 81st birthday, we calculate the MAV in the same way that we do on any Business Day other than a Contract Anniversary.

The MAV stops increasing on the date that you exercise the GPWB (if applicable).

IF YOU EXERCISE THE GPWB, THE TRADITIONAL AND ENHANCED GMIB VALUES WILL STOP INCREASING ON THE DATE YOU BEGIN RECEIVING GPWB PAYMENTS, BUT THEY WILL DECREASE
WITH:

o    each GPWB payment you receive; and

o they will decrease proportionately by the percentage of any Contract Value you withdraw (prior to any MVA, but including any withdrawal charges) in addition to the GPWB payment you receive each Contract Year.

If you exercise the GPWB, the increased M&E charge associated with the GMIB will continue until the GPWB endorsement terminates.

If you exercise the GPWB, you can elect to stop receiving GPWB payments and instead receive Annuity Payments based on your remaining Contract Value or GMIB value, or receive a lump-sum payment of your remaining Contract Value. You can only elect to receive Annuity Payments based on your GMIB value within 30 days after a Contract Anniversary and before we make the next GPWB payment to you. You can elect to receive a lump-sum payment or Annuity Payments of your remaining Contract Value at any time.

Your GMIB endorsement will terminate upon the earliest of:

o    the Income Date; or

o    Contract termination.

GMIB EXAMPLES

o You purchase the Contract currently offered by this prospectus with an initial Purchase Payment of $100,000. You allocate your entire Purchase Payment to the Investment Options and make no additional Purchase Payments.

o    The MAV on the ninth Contract Anniversary is $180,000.

o You take a partial withdrawal of $20,000 in the tenth Contract Year when the Contract Value (prior to the partial withdrawal) is $160,000. You take no other partial withdrawals.

o    The Contract Value on the tenth Contract Anniversary is $140,000.

o You have not yet reached your 81st birthday as of the tenth Contract Anniversary.

NOTE: The M&E charges are higher for Contracts with the Enhanced GMIB than for Contracts with the Traditional GMIB. If the differences in these charges were reflected in the assumptions for these examples, the Contract Values would be lower for Contracts with the Enhanced GMIB than for Contracts with the Traditional GMIB.

TRADITIONAL GMIB EXAMPLE:

         Total Purchase Payments:                                                       $100,000
         Reduced proportionately by the percentage of Contract Value
           withdrawn:   ($20,000 / $160,000) = 0.125 x $100,000 =                      -  12,500
                                                                                        ---------
         Traditional GMIB value as of the tenth Contract Anniversary:                   $ 87,500


ENHANCED GMIB EXAMPLE:

On the tenth Contract Anniversary, the GMIB value is equal to 1, 2 or 3:

         1) The 3% Annual Increase Amount

               Initial Purchase Payment                                                 $100,000.00

               Increased by 3% on the first Contract Anniversary                        X      1.03
                                                                                        -----------
                                                                                        $103,000.00

               Increased by 3% on the second Contract Anniversary                       X      1.03
                                                                                        -----------
                                                                                        $106,090.00

               Increased by 3% on the third Contract Anniversary                        X      1.03
                                                                                        -----------
                                                                                        $109,272.70

               On the ninth Contract Anniversary the

                 3% Annual Increase Amount is:                                          $130,477.32

               Reduced proportionately by the percentage of Contract Value
                 withdrawn:   ($20,000 / $160,000) = 0.125 x $130,477.32 =            -   16,309.66
                                                                                        ------------
                                                                                        $114,167.65

               Increased by 3% on the tenth Contract Anniversary                        X      1.03
                                                                                        -----------
                                                                                        $117,592.68

               Verifying  that the 3%  Annual  Increase  Amount  is  within  the maximum limit:

                   1.5 times Purchase Payments:    1.5 x $100,000 =                     $150,000
                   Reduced proportionately by the percentage of Contract Value
                     withdrawn:   ($20,000 / $160,000) = 0.125 x $150,000 =           -   18,750
                                                                                        --------
                                                                                        $131,250

         2) The 7% Annual Increase Amount

               Initial Purchase Payment                                                 $100,000.00

               Increased by 7% on the first Contract Anniversary                        X      1.07
                                                                                        -----------
                                                                                        $107,000.00

               Increased by 7% on the second Contract Anniversary                       X      1.07
                                                                                        -----------
                                                                                        $114,490.00

               Increased by 7% on the third Contract Anniversary                        X      1.07
                                                                                        -----------
                                                                                        $122,504.30

               On the ninth Contract Anniversary the

                 7% Annual Increase Amount is:                                          $183,845.92

               Reduced proportionately by the percentage of Contract Value
                 Withdrawn:   ($20,000 / $160,000) = 0.125 x $183,845.92 =            -   22,980.74
                                                                                        -----------
                                                                                        $160,865.18

               Increased by 7% on the tenth Contract Anniversary                        X      1.07
                                                                                        -----------
                                                                                        $172,125.74

               Verifying  that the 7%  Annual  Increase  Amount  is  within  the maximum limit:

                   2 times Purchase Payments made in the first
                     five Contract Years: 2 x $100,000 =                                $200,000
                   Reduced proportionately by the percentage of Contract Value
                     withdrawn:   ($20,000 / $160,000) = 0.125 x $200,000 =           -   25,000
                                                                                        --------
                                                                                        $175,000

         3) The MAV

               The MAV on the ninth Contract Anniversary                                $180,000

               Reduced proportionately by the percentage of Contract Value
                 withdrawn:   ($20,000 / $160,000) = 0.125 x $180,000 =                -  22,500
                                                                                       ---------
                                                                                        $157,500

The 7% Annual Increase Amount is greater than the MAV on the tenth Contract Anniversary, however, the guaranteed Annuity Payments available under the 7% Annual Increase Amount would be less than the payments available under the MAV. Therefore, we would base your GMIB Annuity Payments on the tenth Contract Anniversary on the MAV.

AMOUNT USED TO CALCULATE GMIB ANNUITY PAYMENTS

While the 7% Annual Increase Amount may be larger than the 3% Annual Increase Amount and/or the MAV, it may produce a lower guaranteed Annuity Payment because under the 7% Annual Increase Amount you have fewer available Annuity Options and the guaranteed fixed payout rates are lower.

If the GMIB Annuity Payment available under the 7% Annual Increase Amount would always be less than the GMIB Annuity Payment available under the 3% Annual Increase Amount or the MAV, we will base your GMIB Annuity Payments on the amount that produces the largest payment. However, it is possible that the GMIB Annuity Payments under the 7% Annual Increase Amount may be nearly equal to the GMIB Annuity Payments available under the 3% Annual Increase Amount and/or the MAV depending on the Annuity Option you select. In these instances we will allow you to select the amount we use to calculate GMIB Annuity Payments and the Annuity Option that you feel is most appropriate.

There may also be situations where the GMIB value is greater than the Contract Value, but the guaranteed Annuity Payments based on the GMIB value are less than fixed Annuity Payments based on the Contract Value. This may occur because the guaranteed fixed payout rates available with the GMIB may be less than the current fixed payout rates that are otherwise available. We will base your Annuity Payments on whichever amount (GMIB value or Contract Value) produces the greatest payment.

THE USALLIANZ PRIME BENEFIT (PRIME BENEFIT)

The PRIME (Protected Retirement Income Made Easy) Benefit is the combination of a GMIB and a GPWB. The GMIBs are optional features that you can select at Contract issue for an additional M&E charge. You can only select one GMIB and once you select a GMIB you cannot change or cancel it. If you select a GMIB you will also receive a corresponding Guaranteed Partial Withdrawal Benefit (GPWB) for no additional charge. If you select the Traditional GMIB you will receive the Traditional GPWB, and if you select the Enhanced GMIB you will receive the Enhanced GPWB. The GPWBs are not currently available separately from the GMIBs.

The GMIBs guarantee a minimum level of income through Annuity Payments based on your GMIB value. The GPWBs provide an alternate means of accessing the GMIB value through scheduled annual partial withdrawals. You must hold your Contract for seven years before you can exercise a GMIB or a GPWB. For more information on the GMIBs and how the GMIB value is calculated see section 2, Annuity Payments (the Payout Phase), Guaranteed Minimum Income Benefits (GMIBs) - Annuity Income Protection. For more information on the GPWBs see section 8, Access to Your Money, Guaranteed Partial Withdrawal Benefits (GPWBs). The PRIME Benefit is subject to the claims paying ability of Allianz Life.

3.PURCHASE
--------------------------------------------------------------------------------

PURCHASE PAYMENTS


A Purchase Payment is the money you put into the Contract. The Purchase Payment requirements for this Contract are:

o If you select a GMIB, the minimum initial payment we will accept is $25,000. For all other Contracts, the minimum initial payment we will accept is $10,000.

o You can make additional Purchase Payments of $250 or more (or as low as $100 if you have selected the automatic investment plan) during the Accumulation Phase until you exercise the GPWB, if applicable. Once you exercise the GPWB, you cannot make any additional Purchase Payments. In certain states additional Purchase Payments can only be made during the first Contract Year or may be otherwise restricted.

o The maximum total amount we will accept without our prior approval is $1 million (including amounts already invested in other Allianz Life variable annuities.

We may, at our sole discretion, waive the minimum Purchase Payment requirements. We reserve the right to decline any Purchase Payments. All owners and the Annuitant must be age 90 or younger on the Issue Date to purchase this Contract.

This Contract is not designed for professional market timing organizations, other entities or persons using programmed, large or frequent transfers.

When available, the Contract may be used in connection with certain tax qualified retirement plans. The Contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this Contract does not provide additional tax deferral benefits beyond those provided in the qualified plan. Accordingly, if you are purchasing the Contract through a qualified plan, you should consider purchasing this Contract for its death benefit, annuity benefits, and other non-tax deferral related benefits. Please consult a tax adviser for information specific to your circumstances to determine whether the Contract is an appropriate investment for you.

AUTOMATIC INVESTMENT PLAN


The automatic investment plan (AIP) is a program that allows you to make additional Purchase Payments to your Contract on a monthly or quarterly basis by electronic transfer of monies from your savings, checking or brokerage account. You may participate in this program by completing the appropriate form. The Service Center must receive your form by the first of the month in order for AIP to begin that same month. Investments will take place on the 20th of the month unless that day is not a Business Day. If it is not, then the investment will take place on the next Business Day. The minimum investment that can be made by AIP is $100. You may stop or change AIP at any time you want. We need to be notified by the first of the month in order to stop or change AIP that month. If AIP is used for a Qualified Contract, you should consult your tax adviser for advice regarding maximum contributions. The AIP is not available if the Qualified Contract is funding a plan that is tax qualified under section 401 or 403(b) of the Internal Revenue Code.


ALLOCATION OF PURCHASE PAYMENTS

When you purchase a Contract, we will allocate your Purchase Payment to the Investment Choices you have selected. We ask that you allocate your money in either whole percentages or round dollars. Transfers do not change the allocation instructions for Purchase Payments. You can instruct us how to allocate additional Purchase Payments you make. If you do not instruct us, we will allocate them in the same way as your most recent instructions to us. You may change the allocation of future Purchase Payments without fee, penalty or other charge upon written notice or telephone instructions to our Service Center. A change will be effective for Purchase Payments received on or after we receive your notice or instructions.


We reserve the right to limit the number of Investment Options that you may invest in at one time. Currently, you can select up to 15 Investment Options at any one time. We may change this in the future. However, we will always allow you to invest in at least five Investment Options.

Once we receive your initial Purchase Payment and the necessary information, we will issue your Contract and allocate your first Purchase Payment within two Business Days. If you do not give us all of the information we need, we will contact you or your registered representative to get it. If for some reason we are unable to complete this process within five Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you make additional Purchase Payments, we will credit these amounts to your Contract within one Business Day. Our Business Day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.


TAX-FREE SECTION 1035 EXCHANGES

You generally can exchange one annuity contract for another in a "tax-free" exchange under Section 1035 of the Internal Revenue Code. You also can generally exchange a life insurance product for an annuity contract. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this prospectus: you might have to pay a withdrawal charge on your old contract; there will be a new withdrawal charge period for the new Contract; other charges under the new Contract may be higher (or lower); and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the exchange. You should not exchange an existing life insurance product or another annuity contract for this one unless you determine that the exchange is in your best interest.

FAXED APPLICATIONS


We will accept Contract applications delivered in writing, as well as via fax. We will treat a manually signed faxed application as an application delivered in writing. Please note that fax communications may not always be available. Any fax system, whether it is ours, yours or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should submit your application in writing to our Service Center. We do not currently accept applications delivered via e-mail, web site, or other electronic communications. This may be available in the future.


FREE LOOK/RIGHT TO EXAMINE


If you change your mind about owning the Contract, you can cancel it within ten days after receiving it (or the period required in your state). When you cancel the Contract within this time period, we will not assess a withdrawal charge. You will receive your Contract Value as of the day we receive your request. In certain states, or if you have purchased the Contract as an IRA, we may be required to give you back your Purchase Payment if you decide to cancel your Contract within ten days after receiving it (or the period required in your state). If that is the case, we reserve the right to allocate your initial Purchase Payment to the USAZ Money Market Fund for 15 days after we receive it. At the end of that period, we will re-allocate your money as you selected. Currently, however, we will directly allocate your money to the Investment Choices as you have selected on your application. The free look provision under the Contract is also called the right to examine.


ACCUMULATION UNITS


Your Contract Value in the subaccounts will go up or down based upon the investment performance of the Investment Option(s) you choose. Your Contract Value will also depend on the charges of the Contract. In order to keep track of your Contract Value in the Separate Account, we use a measurement called an Accumulation Unit. If you select variable payouts during the Payout Phase of the Contract, we call this measure an Annuity Unit.

When you make a Purchase Payment, we credit your Contract with Accumulation Units for any portion of your Purchase Payment allocated to an Investment Option at the daily price next determined after receipt of the Purchase Payment. The daily purchase price is generally determined as of 4:00 p.m. Eastern Time each Business Day, and any Purchase Payment received after 4:00 p.m. Eastern Time will receive the next Business Day's price. The Purchase Payments you allocate to the Investment Options are actually placed into subaccounts. Each subaccount invests exclusively in one Investment Option. We determine the number of Accumulation Units we credit your Contract with by dividing the amount of the Purchase Payment allocated to a subaccount by the value of the corresponding Accumulation Unit.

Every Business Day, we determine the value of an Accumulation Unit for each subaccount by multiplying the Accumulation Unit value for the previous period by the net investment factor for the current period. We determine the net investment factor by:

o dividing the net asset value of a subaccount at the end of the current period by the net asset value of the subaccount for the previous period; and

o multiplying this result by one minus the amount of the total Separate Account expense for the period and any charges for taxes.

We calculate your Contract Value in the Investment Options by multiplying the Accumulation Unit value in each subaccount by the number of Accumulation Units for each subaccount and then adding those results together. We calculate the value of each Accumulation Unit after regular trading on the New York Stock Exchange closes each Business Day. The value of an Accumulation Unit may go up or down from Business Day to Business Day.

EXAMPLE

On Wednesday we receive an additional Purchase Payment of $3,000 from you before 4:00 p.m. Eastern Time. When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit based on an investment in the Investment Option you chose is $13.25. We then divide $3,000 by $13.25 and credit your Contract on Wednesday night with 226.41509 Accumulation Units of that Investment Option. If the $3,000 payment had been received after 4:00 p.m. Eastern Time, it would have received the next Business Day's price.

4.INVESTMENT OPTIONS
--------------------------------------------------------------------------------


The Contract offers the Investment Options listed in the following table. Each Investment Option has its own investment objective. In the future we may add, eliminate or substitute Investment Options.

YOU SHOULD READ THE INVESTMENT OPTIONS' PROSPECTUSES CAREFULLY. The Investment Options invest in different types of securities and follow varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. For example, an Investment Option's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an Investment Option with a small asset base. An Investment Option may not experience similar performance as its assets grow. The operation of the Investment Options and the various risks associated with the Investment Options are described in the Investment Options' prospectuses. TO OBTAIN A CURRENT PROSPECTUS FOR ANY OF THE INVESTMENT OPTIONS CALL EITHER YOUR REGISTERED REPRESENTATIVE OR US (AT THE TOLL FREE PHONE NUMBER LISTED AT THE BACK OF THIS PROSPECTUS). We will send copies of the Investment Options' prospectuses to you with your Contract.

Certain Investment Options issue two or more classes of shares and certain share classes may have Rule 12b-1 expenses. The classes of shares currently offered by this Contract are listed in the table of annual operating expenses for each Investment Option in Appendix A of this prospectus. For more information about share classes, see the Investment Options' prospectuses.

The investment objectives and policies of certain Investment Options may be similar to the investment objectives and policies of other portfolios that the same investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Options may be higher or lower than the results of such portfolios. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Investment Options have the same investment advisers and objectives.

We offer other variable annuity contracts that may invest in the same Investment Options. These contracts may have different charges and may offer different benefits more suitable to your needs. For more information about these contracts, please contact our Service Center.

The following is a list of the Investment Options available under the Contract, the investment advisers and subadvisers for each Investment Option, the investment objectives for each Investment Option and the primary investments of each Investment Option:


                                                     INVESTMENT OPTIONS

---------------------------------------------- -------------------------------------- ---------------- --------------------------

                                                          ASSET CATEGORIES
                                               -------------------------------------- ---------------- --------------------------

Investment Management     Investment            SB  S  CE   IT  HB  IE  L  L  L  S  M    Objective(s)       Primary Investments
Company                   Option                ho  p  aq   ne  io  nq  a  a  a  m  i
                                                on  e  su   tr  gn  tu  r  r  r  a  d
                                                rd  c  hi   em  hd  ei  g  g  g  l  -
Adviser/Sub-Adviser                             ts  i   v   r    s  rt  e  e  e  l  C
                                                -   a   a   mB  Y   ny              a
                                                T   l   l   eo  i   a   B  V  G  C  p
                                                e   t   e   dn  e   t   l  a  r  a
                                                r   y   n   id  l   i   e  l  o  p
                                                m       t   as  d   o   n  u  w
                                                            t       n   d  e  t
                                                            e       a         h
                                                                    l
-----------------------------------------------------------------------------------------------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------------
   AIM                    USAZ AIM Basic Value                             X           Long-term      At least 65% of total assets
   o  managed by          Fund                                                         growth of      in equity securities of U.S.
      USAllianz Advisers,                                                              capital        issuers that have market
      LLC/ A I M Capital                                                                              capitalizations of greater
      Management, Inc.                                                                                than $500 million and that the
                                                                                                      portfolio managers believe to
                                                                                                      be undervalued.
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          USAZ AIM Blue Chip                                  X        Long-term      At least 80% of net assets in
                          Fund                                                         growth of      the common stocks of blue chip
                                                                                       capital with a companies.
                                                                                       secondary
                                                                                       objective of
                                                                                       current income
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          USAZ AIM Dent              X                                 Long-term      Investment in securities of
                          Demographic Trends                                           growth of      companies that are likely to
                          Fund                                                         capital        benefit from changing
                                                                                                      demographic, economic and
                                                                                                      lifestyle trends.  May invest
                                                                                                      up to 25% of total assets in
                                                                                                      foreign securities of
                                                                                                      which no more than 15% of
                                                                                                      its total assets  may be
                                                                                                      invested in securities of
                                                                                                      companies domiciled in
                                                                                                      developing countries.
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          USAZ AIM                                  X                  Long-term      At least 80% of net assets in
                          International Equity                                         growth of      marketable equity securities
                          Fund                                                         capital        of foreign companies that are
                                                                                                      listed on a recognized foreign
                                                                                                      securities exchange or traded
                                                                                                      in a foreign over-the-counter
                                                                                                      market.
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   DAVIS                  Davis VA Financial         X                                 Long-term      At least 80% in common stock
   o  managed by Davis    Portfolio                                                    growth of      of companies "principally
      Advisors                                                                         capital        engaged" in financialservices.
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          Davis VA Value                                   X           Long-term      Common stock of U.S. companies
                          Portfolio                                                    growth of      with market capitalizations of
                                                                                       capital        at least $10 billion, which
                                                                                                      adviser believes are of high
                                                                                                      quality and whose shares are
                                                                                                      selling at attractive prices,
                                                                                                      stocks are selected with the
                                                                                                      intention of holding them for
                                                                                                      the long term.
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   o  managed by          USAZ Davis NY Venture                            X           Long-term      Invests the majority of assets
      USAllianz Advisers, Fund                                                         growth of      in equity securities issued by
      LLC/ Davis Selected                                                              capital        large companies with market
      Advisers, L.P.                                                                                  capitalizations of at least
                                                                                                      $10 billion that the
                                                                                                      subadviser believes are high
                                                                                                      quality.
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   DREYFUS                Dreyfus IP Small Cap                                   X     Match          Invests in a representative
   o  managed by The      Stock Index Portfolio                                        performance of sample of stocks included in
      Dreyfus Corporation                                                              the Standard & the S&P Small Cap 600 Index,
                                                                                       Poor's Small   and in futures whose
                                                                                       Cap 600 Index  performance is related to the
                                                                                                      index, rather than attempt to
                                                                                                      replicate the index.
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          Dreyfus Stock Index                           X              Match total    Invests in all 500 stocks in
                          Fund                                                         return of the  the S&P 500 in proportion to
                                                                                       S&P 500        their weighting in the index.
                                                                                       Composite
                                                                                       Stock Price
                                                                                       Index
                          -------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------
   o  managed by          USAZ Dreyfus Founders                               X        Long-term      Primarily invests in common
      USAllianz Advisers, Growth and Income Fund                                       growth of      stocks of large,
      LLC/ Founders Asset                                                              capital and    well-established and mature
      Management LLC                                                                   income         companies that have market
                                                                                                      capitalizations of more than
                                                                                                      $10 billion. May invest up to
                                                                                                      30% of its total assets in
                                                                                                      foreign securities.
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   o  managed by          USAZ Dreyfus Premier                                    X    Seeks          Normally invests at least 80%
      USAllianz Advisers, Small Cap Value Fund                                         long-term      of its assets in stocks of
      LLC/ The Dreyfus                                                                 growth of      small U.S. companies.
      Corporation                                                                      capital
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   FRANKLIN TEMPLETON     Franklin Global            X                                 Capital        At least 80% of net assets in
   o  managed by          Communications                                               appreciation   investments of communications
      Franklin            Securities Fund                                              and current    companies. Communications
      Advisers, Inc.                                                                   income         companies are those that are
                                                                                                      primarily engaged in
                                                                                                      providing the distribution,
                                                                                                      content and equipment related
                                                                                                      to the creation, transmission
                                                                                                      or processing of information.
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          Franklin Growth and                          X               Capital        Invests mainly in a broadly
                          Income Securities Fund                                       appreciation,  diversified portfolio of
                                                                                       with current   equity securities that the
                                                                                       income as a    Fund's manager considers to be
                                                                                       secondary goal financially strong but
                                                                                                      undervalued by the market.
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          Franklin High Income                  X                      High current   Invests mainly in debt
                          Fund                                                         income with    securities offering high yield
                                                                                       capital        and expected total return.
                                                                                       appreciation
                                                                                       as a secondary
                                                                                       goal
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          Franklin Income            X                                 Maximize       Normally invests in debt and
                          Securities Fund                                              income while   equity securities.
                                                                                       maintaining
                                                                                       prospects for
                                                                                       capital
                                                                                       appreciation
                          -------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------------
                          Franklin Large Cap                                  X        Capital        At least 80% of net assets in
                          Growth Securities Fund                                       appreciation   investments of large
                                                                                                      capitalization companies.
                                                                                                      For this Fund, large cap
                                                                                                      companies are those  with
                                                                                                      market cap values within
                                                                                                      those of the top 50% of
                                                                                                      companies in the  Russell
                                                                                                      1000 Index, at the time
                                                                                                      of  purchase.
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          Franklin Real Estate        X                                Capital        At least 80% of net assets in
                          Fund                                                         appreciation   investments of companies
                                                                                       with current   operating in the real estate
                                                                                       income as a    sector. The Fund invests
                                                                                       secondary goal primarily in real estate
                                                                                                      investment trusts, with
                                                                                                      generally medium to
                                                                                                      small market
                                                                                                      capitalizations, and in
                                                                                                      companies that derive at
                                                                                                      least half of their assets
                                                                                                      or revenues from the
                                                                                                      ownership, construction,
                                                                                                      management, or sale of
                                                                                                      residential, commercial or
                                                                                                      industrial real estate.
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   o  managed by          Franklin Rising                                            X Long-term      At least 80% of net assets in
      Franklin            Dividends Securities                                         capital        investments of companies that
      Advisory            Fund                                                         appreciation   have paid rising dividends.
      Services, LLC                                                                    with
                                                                                       preservation
                                                                                       of capital as
                                                                                       an important
                                                                                       consideration
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   o  managed by          Franklin Small Cap                                     X     Long-term      At least 80% of net assets in
      Franklin            Fund                                                         capital growth investments of small
      Advisers, Inc.                                                                                  capitalization companies. For
                                                                                                      this Fund, small cap companies
                                                                                                      are those with market
                                                                                                      capitalization values not
                                                                                                      exceeding (i) $1.5 billion; or
                                                                                                      (ii) the highest market
                                                                                                      capitalization value in the
                                                                                                      Russell 2000(R)Index;whichever
                                                                                                      is greater at the time of
                                                                                                      purchase.
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   o  managed by          Franklin Small Cap                                     X     Long term      At least 80% of net assets in
      Franklin            Value Securities Fund                                        total return   investments of small
      Advisory                                                                                        capitalization companies. For
      Services, LLC                                                                                   this Fund, small cap companies
                                                                                                      are those with market cap
                                                                                                      values not exceeding $2.5
                                                                                                      billion, at the time of
                                                                                                      purchase. The Fund invests
                                                                                                      in small companies that
                                                                                                      Fund's manager believes are
                                                                                                      undervalued.
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   o  managed by          Franklin U.S.           X                                    Income         At least 80% of its net assets
      Franklin            Government Fund                                                             in U.S. government securities,
      Advisers, Inc.                                                                                  primarily fixed and variable
                                                                                                      rate mortgage-backed
                                                                                                      securities.
                          -------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------------
                          Franklin Zero Coupon    X                                    As high an     At least 80% of net assets in
                          Fund 2005                                                    investment     zero coupon debt securities.
                                                                                       return as is
                                                                                       consistent
                                                                                       with capital
                                                                                       preservation
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          Franklin Zero Coupon              X                          As high an     At least 80% of net assets in
                          Fund 2010                                                    investment     zero coupon debt securities.
                                                                                       return as is
                                                                                       consistent
                                                                                       with capital
                                                                                       preservation
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   o  managed by          Mutual Discovery                          X                  Capital        Invests mainly in U.S. and
      Franklin Mutual     Securities Fund                                              appreciation   foreign equity securities of
      Advisers, LLC                                                                                   companies that the Fund's
                                                                                                      manager believes are available
                                                                                                      at market prices less than the
                                                                                                      value based on certain
                                                                                                      recognized or objective
                                                                                                      criteria; including
                                                                                                      undervalued stocks,
                                                                                                      merger/risk arbitrage
                                                                                                      securities and distressed
                                                                                                      companies.
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          Mutual Shares                                             X  Capital        Invests mainly in U.S. equity
                          Securities Fund                                              appreciation,  securities that the Fund's
                                                                                       with income as manager believes are available
                                                                                       a secondary    at market prices less than
                                                                                       goal           their value based on certain
                                                                                                      recognized or objective
                                                                                                      criteria, including
                                                                                                      undervalued stocks,
                                                                                                      merger/risk arbitrage
                                                                                                      securities and distressed
                                                                                                      companies.
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   o  managed by          Templeton Developing        X                                 Long-term      At least 80% of net assets in
      Templeton           Markets Securities                                           capital        emerging market investments.
      Asset               Fund                                                         appreciation
      Management, Ltd.
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   o   managed by         Templeton Foreign                         X                  Long-term      At least 80% of net assets in
       Templeton          Securities Fund                                              capital growth investments of issuers located
       Investment                                                                                     outside the U.S., including
       Counsel, LLC                                                                                   those in emerging markets.
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   o   managed by         Templeton Growth                          X                  Long-term      Invests mainly in equity
       Templeton          Securities Fund                                              capital growth securities of companies
       Global  Advisors                                                                               located anywhere in the world,
       Limited                                                                                        including those in the U.S.
                                                                                                      and in emerging markets.
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   JENNISON               Jennison 20/20 Focus                          X              Long-term      Invests in up to 20 value
   o  managed by          Portfolio                                                    growth of      stocks and 20 growth stocks of
      Prudential                                                                       capital        mid-to-large size U.S.
      Investments                                                                                     companies.
      LLC/
      Jennison
      Associates, LLC
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          SP Strategic Partners                               X        Long-term      At least 65% of total assets
                          Focused Growth                                               growth of      in equity-related securities
                          Portfolio                                                    capital        of U.S. companies that the
                                                                                                      adviser believes to have
                                                                                                      strong capital appreciation
                                                                                                      potential.
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   o  managed by          SP William Blair                          X                  Long-term      Equity-related securities of
      Prudential          International Growth                                         growth of      foreign issuers.
      Investments LLC/    Portfolio                                                    capital
      William Blair
      & Company LLC
 ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   OPPENHEIMER            Oppenheimer Global                        X                  Long-term      Securities - mainly common
   o managed by           Securities Fund/VA                                           capital        stocks, but also other equity
     OppenheimerFunds, Inc.                                                            appreciation   securities including preferred
                                                                                                      stocks and securities
                                                                                                      convertible into common stock
                                                                                                      - of foreign issuers,
                                                                                                      "growth-type" companies,
                                                                                                      cyclical industries and
                                                                                                      special situations the adviser
                                                                                                      believes offer appreciation
                                                                                                      possibilities.
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          Oppenheimer High                      X                      High level of  High-yield fixed-income
                          Income Fund/VA                                               current income securities of domestic and
                                                                                                      foreign issuers.
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          Oppenheimer Main                              X              High total     Common stocks of U.S.
                          Street  Fund/VA                                              return (which  companies; other equity
                                                                                       includes       securities -- such as
                                                                                       growth in the  preferred stocks and
                                                                                       value of its   securities convertible into
                                                                                       shares as well common stocks; debtsecurities.
                                                                                       as current
                                                                                       income)
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   o  managed by          USAZ Oppenheimer                                        X    Capital        Invests in companies that have
      USAllianz Advisers, Emerging Growth Fund                                         appreciation   the potential to become
      LLC/                                                                                            leaders in new emerging
      OppenheimerFunds,                                                                               markets.
      Inc.
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          USAZ Oppenheimer            X                                Long-term      At least 80% of assets in
                          Emerging Technologies                                        capital        common stocks of U.S. and
                          Fund                                                         appreciation   foreign technology companies
                                                                                                      believed by the subadviser to
                                                                                                      have significant growth
                                                                                                      potential.
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          USAZ Oppenheimer                          X                  Capital        Invests mainly in common
                          Global Fund                                                  appreciation   stocks of companies in the
                                                                                                      U.S. and foreign countries,
                                                                                                      including countries with
                                                                                                      developed or emerging
                                                                                                      markets.

                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          USAZ Oppenheimer                          X                  Long-term      Common stocks of growth
                          International Growth                                         capital        companies that are domiciled
                          Fund                                                         appreciation   outside the U.S. or have their
                                                                                                      primary operations outside the
                                                                                                      U.S.
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          USAZ Oppenheimer Main                        X               High total     Common stocks of U.S.
                          Street Fund                                                  return         companies of different
                                                                                                      capitalization ranges,
                                                                                                      currently focusing on
                                                                                                      large-capitalization issuers.
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   PIMCO                  PIMCO VIT All Asset         X                                Maximum real   Invests in institutional class
   o  managed by          Portfolio                                                    return         shares of the PIMCO Funds and
      Pacific Investment                                                               consistent     does not invest directly in
      Management Company                                                               with           stocks or bonds of other
      LLC                                                                              preservation   issuers.
                                                                                       of real
                                                                                       capital and
                                                                                       prudent
                                                                                       investment
                                                                                       management
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          PIMCO VIT High Yield                  X                      Maximum total  At least 80% of assets in
                          Portfolio                                                    return,        high-yield securities ("junk
                                                                                       consistent     bonds") rated below investment
                                                                                       with           grade, but at least "B" by
                                                                                       preservation   Moody's or S&P. Effective June
                                                                                       of capital and 1, 2004 the quality guideline
                                                                                       prudent        will change, permitting
                                                                                       investment     investment in securities with
                                                                                       management     lower-quality credit ratings.
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          PIMCO VIT Real Return             X                          Maximum real   At least 65% of its total
                          Portfolio                                                    return,        assets in inflation-indexed
                                                                                       consistent     bonds of varying maturities
                                                                                       with           issued by the U.S. and
                                                                                       preservation   non-U.S. governments, their
                                                                                       of real        agencies or
                                                                                       capital and    government-sponsored entities,
                                                                                       prudent        and corporations.
                                                                                       investment
                                                                                       management
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          PIMCO VIT StocksPLUS                                X        Total return   Substantially in S&P 500
                          Growth and Income                                            exceeding that derivatives, backed by a
                          Portfolio                                                    of the S&P 500 portfolio of fixed income
                                                                                                      instruments.
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          PIMCO VIT Total                   X                          Maximum total  At least 65% of assets in
                          Return Portfolio                                             return,        fixed income instruments of
                                                                                       consistent     varying maturities.
                                                                                       with
                                                                                       preservation
                                                                                       of capital and
                                                                                       prudent
                                                                                       investment
                                                                                       management
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   o  managed by          USAZ PIMCO NFJ Small                                    X    Long-term      At least 80% of its assets in
      USAllianz Advisers, Cap Value Fund                                               growth of      companies with market
      LLC/ NFJ Investment                                                              capital and    capitalization of between $100
      Group LP and PIMCO                                                               income         million and $3.5 billion at
      Advisors Retail                                                                                 the time of investment.
      Holdings LLC
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   o  managed by          USAZ PIMCO PEA Growth                         X              Long-term      At least 65% of its total
      USAllianz Advisers, & Income Fund                                                growth of      assets in common stocks of
      LLC/PEA Capital LLC                                                              capital;       companies with market
      (formerly PIMCO                                                                  secondary      capitalizations of more than
      Equity Advisors LLC)                                                             emphasis on    $1 billion at the time of
                                                                                       income         investment.
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          USAZ PIMCO PEA                                            X  Long-term      At least 65% of total assets
                          Renaissance Fund                                             growth of      in common stocks of companies
                                                                                       capital and    with below-average valuations
                                                                                       income         whose business fundamentals
                                                                                                      are expected to improve.
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          USAZ PIMCO PEA Value                             X           Long-term      At least 65% of its total
                          Fund                                                         growth of      assets in common stocks of
                                                                                       capital and    companies with market
                                                                                       income         capitalizations of more than
                                                                                                      $5 billion at the time of
                                                                                                      investment.
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   SELIGMAN               Seligman Small-Cap                                     X     Long-term      At least 80% of net assets in
   o  managed by J. & W.  Value Portfolio                                              capital        common stocks of "value"
      Seligman & Co.                                                                   appreciation   companies with small market
      Incorporated                                                                                    capitalization (up to $2
                                                                                                      billion) at the time of
                                                                                                      purchase by the portfolio.
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   USAZ                   USAZ Money Market Fund         X                             Current income At least 80% of total assets
   o  managed by                                                                       consistent     in portfolio of high quality,
      USAllianz Advisers,                                                              with stability money market investments.
      LLC/ Prudential                                                                  of principal
      Investment
      Management, Inc.
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   VAN KAMPEN             USAZ Van Kampen                                            X Capital growth At least 65% of total assets
   o   managed by         Aggressive Growth Fund                                                      in common stocks and other
       USAllianz Advisers,                                                                            equity securities the adviser
       LLC/Van Kampen                                                                                 believes have an above-average
                                                                                                      Asset Management
                                                                                                      potential for capital growth.
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          USAZ Van Kampen                                  X           Capital growth Invests in equity securities,
                          Comstock Fund                                                and income     including common stocks,
                                                                                                      preferred stocks and
                                                                                                      securities convertible into
                                                                                                      common and preferred stocks.
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          USAZ Van Kampen                                     X        Capital        Invests primarily in a
                          Emerging Growth Fund                                         appreciation   portfolio of common stocks of
                                                                                                      emerging growth companies.
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          USAZ Van Kampen             X                                Highest        Invests at least 65% of its
                          Equity and Income Fund                                       possible       total assets in
                                                                                       income         income-producing equity
                                                                                       consistent     securities.
                                                                                       with safety of
                                                                                       principal with
                                                                                       long-term
                                                                                       growth of
                                                                                       capital as an
                                                                                       important
                                                                                       secondary
                                                                                       objective
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          USAZ Van Kampen                           X                  Long term      Invests primarily in a
                          Global Franchise Fund                                        capital        non-diversified portfolio of
                                                                                       appreciation   publicly
                                                                                                      traded equity securities of
                                                                                                      issuers located throughout
                                                                                                      the world that it believes
                                                                                                      have, among other things,
                                                                                                      resilient business
                                                                                                      franchises and growth
                                                                                                      potential.

                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          USAZ Van Kampen                                  X           Income and     Invests primarily in
                          Growth and Income Fund                                       long-term      income-producing equity
                                                                                       growth of      securities, including common
                                                                                       capital        stocks and convertible
                                                                                                      securities; also in
                                                                                                      non-convertible preferred
                                                                                                      stocks and debt securities
                                                                                                      rated "investment grade."

                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          USAZ Van Kampen                                           X  Capital growth Invests primarily in common
                          Growth Fund                                                                 stocks and other equity
                                                                                                      securities of growthcompanies.
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------

Shares of the Investment Options may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies which may or may not be affiliated with Allianz Life. Certain Investment Options may also be sold directly to pension and retirement plans that qualify under Section 401 of the Internal Revenue Code. As a result, a material conflict of interest may arise between insurance companies, owners of different types of contracts and retirement plans or their participants. Each Investment Option's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken.

We may enter into certain arrangements under which we, or our affiliate USAllianz Investor Services, LLC, the principal underwriter for the Contracts, are compensated by the Investment Options' advisers, distributors and/or affiliates for the administrative services and benefits which we provide to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options or other investment portfolios from contracts that we issue or administer. Some advisers may pay us more or less than others. The amounts we receive under these arrangements may be significant. In addition, our affiliate USAllianz Investor Services, LLC, may receive 12b-1 fees deducted from certain Investment Option assets attributable to the Contract for providing distribution and support services to some Investment Options. Because 12b-1 fees are paid out of an Investment Option's assets on an ongoing basis, over time they will increase the cost of an investment in the Investment Option.

SUBSTITUTION AND LIMITATION ON FURTHER INVESTMENTS

We may substitute another Investment Option for one of the Investment Options you have selected. Substitutions may be made with respect to existing investments, the investment of future Purchase Payments, or both. New or substitute Investment Options may have different fees and expenses, and their availability may be limited to certain classes of purchasers. We may limit further investment in or transfers to an Investment Option if marketing or tax considerations or investment considerations warrant. We also may close Investment Options to allocations of Purchase Payments or Contract Value, or both, at any time and at our sole discretion. The fund companies which sell shares of the Investment Options to us pursuant to participation agreements may terminate those agreements and discontinue offering their shares to us. We may not substitute any shares without notice to you and prior approval of the SEC, to the extent required by the Investment Company Act of 1940 or other applicable law.

TRANSFERS

You can make transfers among the Investment Choices subject to certain restrictions. Transfers may be subject to a transfer fee and transfers from certain types of Fixed Account Investment Choices may be subject to a MVA. We currently allow you to make as many transfers as you want to each Contract Year. We may change this practice in the future. This product is not designed for professional market timing organizations, other entities or persons using programmed, large, or frequent transfers, and excessive or inappropriate transfer activity may be restricted.

The following applies to any transfer:

1. The minimum amount which you can transfer is $1,000 ($500 in New Jersey) or your entire value in the Investment Choice, if less. This requirement is waived if the transfer is in connection with the DCA program or flexible rebalancing.

2. We may choose to not allow you to make transfers during the free look/right to examine period.

3.   Your request for a transfer must clearly state:

     o    which Investment Choices are involved in the transfer; and
     o    how much the transfer is for.

4.   Transfers from a Fixed Account Investment Choice may be subject to a MVA.

5. You cannot make any transfers within seven calendar days prior to your Income Date.


6. After the Income Date, you cannot make a transfer from a fixed payout Annuity Option to a variable payout Annuity Option.

7. After the Income Date, you can make transfers from a variable payout Annuity Option to a fixed payout Annuity Option.

8. Your right to make transfers is subject to modification if we determine, in our sole discretion, that exercising the right by one or more Contract Owners is, or may be, to the disadvantage of other Contract Owners. For more information see our discussion of "Excessive Trading and Market Timing" in this section.


If we reject a transfer request, we will call your registered representative to request alternate instructions. If we are unable to contact your registered representative, we will contact you directly.


We reserve the right to modify the transfer provisions subject to applicable state law at any time without prior notice to any party.

Certain  Investment  Options  may  impose   restrictions  on  transfers  between
Investment Options in an affiliated group of Investment Options if the investment adviser to one or more of the Investment Options determines that the Contract Owner requesting the transfer has engaged or is engaging in market timing or other abusive trading activities. In this event, the transfer may be delayed for one Business Day. This restriction would only apply to a transfer between two affiliated Investment Options, and in no event would it restrict a withdrawal from an Investment Option. If we receive a transfer instruction that we cannot implement for a period of time because of transfer restrictions, we will implement the instruction in accordance with the transfer restriction policy of the applicable Investment Option. In this event, you will receive a confirmation showing the date and the Accumulation Unit value at which we effected the transaction. We do not assume any responsibility for any delay in order entry caused by an Investment Option's transfer restriction policy. In addition, an Investment Option may impose a short-term trading fee on purchases and sales within a specified period. You should review the Investment Options' prospectuses regarding any applicable transfer restrictions. The imposition of these restrictions would occur as a result of Investment Option restrictions and actions taken by the managers of the Investment Options.


TELEPHONE TRANSFERS. You can make transfers by telephone or by fax. We may allow you to authorize someone else to make transfers by telephone or fax on your behalf. We will accept instructions from either you or a Joint Owner unless we are instructed otherwise. We will use reasonable procedures to confirm that instructions given to us by telephone are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We tape record all telephone instructions. We reserve the right to discontinue or modify the telephone/fax transfer privilege at any time and for any reason.

We do not currently accept transfer instructions from you via e-mail, web site, or other electronic communications. This service may be available to you in the future.

Please note that telephone, fax and/or electronic communications may not always be available. Any telephone, fax and/or computer system, whether it is ours, yours, your service provider's or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer by writing to our Service Center.

EXCESSIVE TRADING AND MARKET TIMING

Your ability to make transfers under the Contract is subject to modification if we determine, in our sole opinion, that the exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other Contract Owners.

Frequent transfers, programmed transfers, transfers into and then out of an Investment Option in a short period of time, and transfers of large amounts at one time (collectively referred to as "potentially disruptive trading") may have harmful effects for other Contract Owners, Annuitants and Beneficiaries. These risks and harmful effects include:

o dilution of the interests of long-term investors in an Investment Option, if market timers or others transfer into the Investment Option at prices that are below their true value or transfer out of the Investment Option at prices that are higher than their true value;
o an adverse effect on portfolio management, such as causing the Investment Option to maintain a higher level of cash than would otherwise be the case, or causing the Investment Option to liquidate investments prematurely; and
o    increased brokerage and administrative expenses.

In order to attempt to protect our Contract Owners and the Investment Options from potentially disruptive trading, we have adopted certain market timing policies and procedures. Under our market timing policy, we could modify your transfer privileges for some or all of the Investment Options. Unless prohibited by the terms of the Contract or applicable state law, the modifications we may apply include (but are not limited to):

o limiting the frequency of transfers (for example, prohibit more than one transfer a week, or more than two a month, etc.),
o restricting the method of making a transfer (for example, requiring that all transfers be sent by first class U.S. mail and rescinding the telephone, fax or other electronic transfer privileges),
o requiring a minimum time period between each transfer (for example, prohibiting transfers into a particular Investment Option within a specified period of time after a transfer out of that Investment Option),
o not accepting transfer requests made on your behalf by an asset allocation and/or market timing service,
o limiting the dollar amount that may be transferred into or out of any Investment Option at any one time,
o imposing redemption fees on short-term trading (or implementing and administering redemption fees imposed by one or more of the Investment Options),
o    prohibiting   transfers  into  specific  Investment  Options,
o    rejecting Purchase Payments and/or transfer requests, or
o    imposing other limitations or restrictions.

We also reserve the right to reject any specific Purchase Payment allocation or transfer request from any person if in the investment adviser's, subadviser's or our judgment, an Investment Option may be unable to invest effectively in accordance with its investment objectives and policies.

Currently we attempt to DETER disruptive trading as follows. If a Contract Owner's transfer(s) is/are identified as potentially disruptive trading, we may (but are not required to) send the Contract Owner a warning letter. We may also impose transfer restrictions. If we impose transfer restrictions we may refuse to take orders by fax, telephone, or other electronic format, and require Contract Owners to submit all transfer requests via first-class U.S. mail. We also reserve the right to impose transfer restrictions on a Contract if we determine, in our sole opinion, that the transfers are disadvantageous to other Contract Owners. We will notify a Contract Owner in writing if we impose transfer restrictions.

We do not include automatic transfers made under any programs we provide, or automatic transfers made under any of your Contract features, when applying our market timing policy.

We have adopted these policies and procedures as a preventative measure to protect all Contract Owners from the potential effects of disruptive trading, while also abiding by Contract Owners' legitimate interest in diversifying their investment and making periodic asset re-allocations based upon their personal situations or overall market conditions. As such, we attempt to protect Contract Owners' interests in making legitimate transfers by providing reasonable and convenient methods of making transfers that do not harm other Contract Owners.

We may make exceptions when imposing transfer restrictions if we determine a transfer is appropriate although it may technically violate our policies and procedures that are discussed above. In determining whether a transfer is appropriate, we may, but are not required to, take into consideration the relative size of a transaction, whether the transaction was purely a defensive transfer into the USAZ Money Market Fund, and whether the transaction involved an error or similar event. We may also reinstate telephone, fax or electronic transfer privileges after we have revoked them, but we will not reinstate these privileges if we have reason to believe that they might be used for disruptive trading purposes in the future.

We cannot guarantee that:


o our monitoring will be 100% successful in detecting all potentially disruptive trading activity, and

o revoking a Contract Owner's telephone, fax or other electronic transfer privileges will successfully deter all potentially disruptive trading.


Certain of the Investment Options are available to insurance companies other than us and we do not know whether those other insurance companies have adopted policies and procedures to detect and deter potentially disruptive trading, or what their policies and procedures might be.

We may, without prior notice to any party, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of fund shares are subject to acceptance by the relevant Investment Option. We reserve the right to reject, without prior notice, any transfer request into an Investment Option if the purchase of shares in the corresponding Investment Option portfolio is not accepted for any reason.


Allianz Life retains some discretion in determining what actions constitute potentially disruptive trading and in determining when and how to impose trading restrictions. Therefore, persons engaging in potentially disruptive trading may be subjected to some uncertainty as to when and in what form trading restrictions may be applied, and persons not engaging in potentially disruptive trading may not know precisely what actions will be taken against a person engaging in potentially disruptive trading. The retention of some level of discretion by Allianz Life may result in disparate treatment among market timers and it is possible that other Contract Owners could incur adverse consequences.


DOLLAR COST AVERAGING (DCA) PROGRAM

The DCA program allows you to systematically transfer a set amount of money each month or quarter from any one of the available Investment Choices to other Investment Options. The Investment Option you transfer from may not be the Investment Option you transfer to in this program. You cannot DCA to a Fixed Account option. The only Fixed Account Investment Choice that you can DCA from is the DCA fixed option. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You may only participate in this program during the Accumulation Phase.

There may be two DCA options available to you. The first option is the DCA fixed option. It is available for either 6 or 12 months for both initial and additional Purchase Payments. You will receive a fixed interest rate guaranteed for the period by Allianz Life. The DCA fixed option may not be available in your state.

The second option is the Standard DCA Option. It requires a $1,500 minimum investment and participation for at least six months (or two quarters). The Fixed Account Investment Choices are not available with this option.

All DCA transfers will be made on the tenth day of the month unless that day is not a Business Day. If it is not, then the transfer will be made the next Business Day. You can elect either program by properly completing the DCA form provided by us.

Your participation in the program will end when any of the following occurs:

    o the number of desired transfers has been made;

    o you do not have enough money in the Investment Choices to make the transfer (if less money is available, that amount will be dollar cost averaged and the program will end);

    o you request to terminate the program (your request must be received at the Service Center by the first of the month to terminate that month); or

    o the Contract is terminated.

If you participate in the DCA program, there are no fees for the transfers made under this program, we do not currently count these transfers against the free transfers that we allow and you will not be charged additional fees for participating in or terminating from this program. We reserve the right to discontinue or modify the DCA program at any time and for any reason.

FLEXIBLE REBALANCING

You can choose to have us rebalance you account. Once your money has been invested, the performance of the Investment Options may cause your chosen allocation to shift. Flexible rebalancing is designed to help you maintain your specified allocation mix among the different Investment Options. The Fixed Account Investment Choices are not part of the flexible rebalancing program. You can direct us to automatically readjust your Contract Value in the Investment Options on a quarterly, semi-annual or annual basis to return to your selected Investment Option allocations. Flexible rebalancing transfers will be made on the 20th day of the month unless that day is not a Business Day. If it is not, then the transfer will be made on the previous Business Day. If you participate in the flexible rebalancing program, there are no fees for the transfers made under this program, we do not currently count these transfers against any free transfers that we allow and you will not be charged additional fees for participating in or terminating from this program. We reserve the right to discontinue or modify the flexible rebalancing program at any time and for any reason. To terminate your participation in this program, your request must be received at the Service Center by the eighth of the month to terminate that month.

FINANCIAL ADVISERS -- ASSET ALLOCATION PROGRAMS

If you have or establish a relationship with a personal financial adviser and the advisory agreement provides that you will pay all or a portion of your adviser's fees out of your Contract, we will, pursuant to written instructions from you in a form acceptable to us, make a partial withdrawal of your Contract Value to pay for the services of the financial adviser. Any fee that is withdrawn will be treated as a withdrawal under the terms of this Contract. If the Contract is Non-Qualified, the withdrawal will be treated like any other distribution and may be included in your gross income for federal tax purposes and, if you are under age 59 1/2, may be subject to a tax penalty. If the Contract is Qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. You should consult a tax adviser regarding the tax treatment of the payment of financial adviser fees from your Contract.

We do not set the amount of the fees charged or receive any portion of the fees from the adviser. We do not review or approve the actions of any adviser, and do not assume any responsibility for these actions.

VOTING PRIVILEGES

We are the legal owner of the Investment Option shares. However, when an Investment Option solicits proxies in conjunction with a shareholder vote which affects your investment, we will obtain from you and other affected Contract Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. Should we determine that it is no longer required to comply with the above, we will vote the shares in our own right. Only Contract Owners have voting privileges under the Contract. Annuitants, Beneficiaries and other persons have no voting privileges unless they are also the owner.

We determine your voting interest in the Investment Options as follows:

o You are permitted to cast votes based on the dollar amount of Investment Option shares that you hold through the subaccount Accumulation Units in your Contract on the record date. We count fractional votes.

o    We will determine the number of shares that you can vote.

o You will receive any proxy materials and a form to give us voting instructions as well as periodic reports relating to the Investment Options in which you have an interest.

5.THE FIXED ACCOUNT
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We may change the terms of the Fixed Account in the future. Please contact us for the most current terms.

Any amounts that you allocate to an available Fixed Account Investment Choice or a fixed Annuity Payment become part of the Fixed Account, which is part of our general account. The general account consists of all of our assets other than those in our separate accounts. We have complete ownership of all assets in our general account and we use these assets to support our insurance and annuity obligations other than those funded by our separate accounts. These assets are subject to our general liabilities from business operations. Subject to applicable law, we have sole discretion over the investment of the assets of the general account.

We have not registered the Fixed Account as an investment company under the Investment Company Act of 1940, nor have we registered interests in the Fixed Account under the Securities Act of 1933. As a result, the SEC has not reviewed the disclosures in this prospectus relating to the Fixed Account.

6.EXPENSES

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There are charges and other expenses associated with the Contract that will reduce your investment return. These charges and expenses are listed below.

SEPARATE ACCOUNT ANNUAL EXPENSES


Each Business Day during both the Accumulation and Payout Phases, we make a deduction from your Separate Account assets for the M&E and administrative charges. We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units. The amount of the M&E charge during the Accumulation Phase depends on the benefit options that apply. We calculate the charges as a percentage of the average daily assets invested in a subaccount on an annual basis. During the Accumulation Phase, the total Separate Account annual expenses* are as follows:

                                            CHARGES FOR CONTRACT WITH    CHARGES FOR CONTRACT WITH     CHARGES FOR CONTRACT WITH
                                                     NO GMIB                TRADITIONAL GMIB**              ENHANCED GMIB**
                                            -----------------------       -----------------------       ----------------------
                                               M&E   Admin.   Total         M&E   Admin.    Total         M&E   Admin.  Total
                                             CHARGE  CHARGE  CHARGE       CHARGE  CHARGE   CHARGE       CHARGE  CHARGE CHARGE

Traditional GMDB                              1.35%   0.15%   1.50%        1.55%   0.15%    1.70%         2.05%  0.15%  2.20%
Enhanced GMDB                                 1.65%   0.15%   1.80%        1.80%   0.15%    1.95%         2.25%  0.15%  2.40%
Earnings Protection GMDB                      1.65%   0.15%   1.80%        1.85%   0.15%    2.00%         2.30%  0.15%  2.45%

*  Some or all of the guaranteed benefits may not be available in all states.
** If you select a GMIB for your Contract, we automatically include the corresponding GPWB for no additional charge.

During the Payout Phase, the total Separate Account annual expense is equal to 1.50%, regardless of the benefit options that apply. This expense is equal to the lowest charge because we do not pay a death benefit separate from benefits under the Annuity Option if you die during the Payout Phase.

MORTALITY AND EXPENSE RISK (M&E) CHARGE. This charge compensates us for all the insurance benefits provided by your Contract, for example:

o    our contractual obligation to make Annuity Payments,

o    the death benefits,

o    certain expenses related to the Contract, and

o for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract.

If the M&E charges are sufficient to cover such costs and risks, any excess will be profit to us. We anticipate making such a profit, and using it to cover distribution expenses as well as the cost of providing certain features under the Contract.

ADMINISTRATIVE CHARGE. This charge is equal to 0.15% of the average daily assets invested in a subaccount on an annual basis. We deduct this charge during both the Accumulation and Payout Phases. This charge is included in the chart above and together with the contract maintenance charge, is for all the expenses associated with the administration of the Contract. Some of these expenses include: preparation of the Contract, confirmations, annual statements, maintenance of Contract records, personnel costs, legal and accounting fees, filing fees and computer and systems costs.

CONTRACT MAINTENANCE CHARGE


We deduct $40 from your Contract Value as a contract maintenance charge on the last day of each Contract Year. The charge is deducted pro rata from the Investment Options and the Fixed Account as set out in your Contract. The charge is for administrative expenses (see section 6, Expenses - Administrative Charge).

During the Accumulation Phase we will not deduct the charge if the Contract Value is at least $100,000 when the deduction for the charge is to be made. If you own more than one Contract offered under this prospectus, we will determine the total value of all your Contracts. If the total value of all Contracts registered under the same social security number is at least $100,000, we will not assess the contract maintenance charge (except in New Jersey). Currently, the charge is waived during the Payout Phase if your Contract Value on the Income Date is at least $100,000 (except in New Jersey). If the Contract is owned by a non-individual (for example, a qualified plan or trust), we will look to the Annuitant to determine if we will assess the charge.

If you make a full withdrawal from your Contract other than on a Contract Anniversary, we will deduct the contract maintenance charge. During the Payout Phase, in most states, the charge will be collected monthly out of each Annuity Payment.

In some states we are not permitted to assess the contract maintenance charge against the Fixed Account, during the Payout Phase or both.

WITHDRAWAL CHARGE


During the Accumulation Phase, you can make withdrawals from your Contract. A withdrawal charge applies if all or part of the amount withdrawn is from Purchase Payments we received within six complete Contract Years before the withdrawal. The withdrawal charge may also be referred to as the surrender charge or contingent deferred sales charge (CDSC) and withdrawals may be referred to as surrenders.

For purposes of calculating any withdrawal charge, we withdraw Purchase Payments on a "first-in-first-out" (FIFO) basis. We treat amounts withdrawn from your Contract in the following order:

1. First, we withdraw any Purchase Payments that are under the partial withdrawal privilege, and we do not assess a withdrawal charge.

2. Then, we withdraw any Purchase Payments that are beyond the withdrawal charge period shown in your Contract (i.e. Purchase Payments that we have had for six or more complete Contract Years). We do not assess a withdrawal charge on these Purchase Payments.

3. Next, we withdraw Purchase Payments that are within the withdrawal charge period shown in your Contract. We do assess a withdrawal charge on these payments. However, withdrawing payments on a FIFO basis may help reduce the amount of the total withdrawal charge you will pay because the withdrawal charge declines over time. We determine your total withdrawal charge by multiplying each of these payments by the applicable withdrawal charge percentage and then totaling the charges.

4. Finally, we withdraw any Contract earnings. We do not assess a withdrawal charge on Contract earnings.

We keep track of each Purchase Payment you make and the amount of the withdrawal charge depends upon the length of time since you made your Purchase Payment. The charge as a percentage of each Purchase Payment withdrawn is:

                 NUMBER OF COMPLETE CONTRACT
                     YEARS SINCE RECEIPT
                      OF PURCHASE PAYMENT         CHARGE
--------------------------------------------------------------
                               0                    7%
                               1                    6%
                               2                    5%
                               3                    4%
                               4                    3%
                               5                    2%
                        6 years or more             0%


For a partial withdrawal that is subject to a withdrawal charge, the amount deducted for the withdrawal charge will be a percentage of the requested withdrawal amount.

EXAMPLE: Assume you requested a withdrawal of $1,000 and there is a 7% withdrawal charge. The withdrawal charge is $70.00 for a total withdrawal amount of $1,070.00.

After we have had a Purchase Payment for six full Contract Years, there is no charge when you withdraw that Purchase Payment. We calculate the withdrawal charge at the time of withdrawal. For partial withdrawals, we deduct the charge from the remaining Contract Value and we deduct it pro rata from the Investment Choices. We do not assess the withdrawal charge for amounts paid out as Annuity Payments, GPWB payments or death benefits. The withdrawal charge compensates us for expenses associated with selling the Contract.

Withdrawals are subject to any income taxes that are due and prior to age 59 1/2 may be subject to a 10% penalty tax.


NOTE: FOR TAX PURPOSES, WITHDRAWALS ARE CONSIDERED TO HAVE COME FROM THE LAST MONEY YOU PUT INTO THE CONTRACT. THUS, FOR TAX PURPOSES, EARNINGS ARE CONSIDERED TO COME OUT FIRST.

PARTIAL WITHDRAWAL PRIVILEGE. Each Contract Year, on a cumulative basis (minus any previous withdrawals you have made which were not subject to the withdrawal charge), until you exercise your GPWB if applicable, you can make multiple withdrawals up to 10% of Purchase Payments and no withdrawal charge will be deducted from the 10% you take out. Cumulative means that if you do not use the 10% in a year, you may carry it over to the next year. However, withdrawals from a Fixed Account Investment Choice may be subject to a MVA. (The 10% may be increased when the Contract is issued to a charitable remainder trust.) If you make a withdrawal of more than 10%, the amount over the 10% amount may be subject to the withdrawal charge. If you make a full withdrawal, we will assess the withdrawal charge with no reductions for the partial withdrawal privilege.

You can also elect to participate in the systematic withdrawal program or the minimum distribution program, until you exercise your GPWB, if applicable. These programs allow you to make withdrawals without the deduction of the withdrawal charge under certain circumstances. See section 8, Access to Your Money for a description of the systematic withdrawal and the minimum distribution programs.

WAIVER OF WITHDRAWAL CHARGE BENEFITS. Under certain circumstances, after the first Contract Year, we will permit you to take your money out of the Contract without deducting a withdrawal charge:

1.  if you become confined to a nursing home for a period of at least 90 days;

2. if you become terminally ill, which is defined as life expectancy of 12 months or less (a full withdrawal of the Contract will be required); or

3.  if you become totally disabled for at least 90 consecutive days.

The waiver will not apply if any of the above conditions existed on your Issue Date. If the Contract is owned by a non-individual, we will look to the Annuitant for this benefit.

Also, after the first Contract Year, if you become unemployed for at least 90 consecutive days, you can take up to 50% of your Contract Value out of the Contract without incurring a withdrawal charge. This benefit is available only once during the life of the Contract. You may not use both this benefit and the 10% partial withdrawal privilege in the same Contract Year. When the Contract is owned by a qualified plan, this waiver does not apply.

THESE WAIVERS VARY FROM STATE TO STATE AND MAY NOT BE AVAILABLE IN ALL STATES. CHECK WITH YOUR REGISTERED REPRESENTATIVE FOR DETAILS ON THE WAIVERS AVAILABLE IN YOUR STATE.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances that reduce its sales expenses. For example, if there is a large group of individuals that will be purchasing the Contract or if a prospective purchaser already has a relationship with us. We may choose not to deduct a withdrawal charge under a Contract issued to an officer, director or employee of Allianz Life or any of its affiliates. Also, we may reduce or waive the withdrawal charge when a Contract is sold by a registered representative appointed with Allianz Life to any members of his or her immediate family. We require our prior approval for any reduction or elimination of the withdrawal charge.


COMMUTATION FEE/WITHDRAWAL CHARGE FOR LIQUIDATIONS

If you elect variable payouts under Annuity Options 2, 4 or 6 and make a liquidation, a commutation fee or withdrawal charge may be assessed.

For Annuity Options 2 and 4 the commutation fee is a percentage of the amount liquidated and is equal to:

                 NUMBER OF COMPLETE YEARS SINCE
                          INCOME DATE               CHARGE
                 ---------------------------------------------
                               0                      5%
                               1                      4%
                               2                      3%
                               3                      2%
                        4 years or more               1%

In states where variable payouts are available under Annuity Option 6, the withdrawal charge is a percentage of the amount liquidated and is equal to:

                  NUMBER OF COMPLETE CONTRACT
                      YEARS SINCE RECEIPT
                      OF PURCHASE PAYMENT           CHARGE
--------------------------------------------------------------
                               0                      7%
                               1                      6%
                               2                      5%
                               3                      4%
                               4                      3%
                               5                      2%
                        6 years or more               0%

We assess the commutation fee and/or the withdrawal charge to cover lost revenue as well as internal costs incurred in conjunction with the liquidation.

TRANSFER FEE


You can currently make 12 free transfers every Contract Year. If you make more than 12 transfers in a Contract Year, we will deduct a transfer fee of $25 for each additional transfer. Currently we deduct this fee only during the Accumulation Phase, but we reserve the right to also deduct this fee during the Payout Phase. Transfers from certain types of Fixed Account Investment Choices may be subject to a MVA that may increase or decrease your Contract Value and the amount transferred. We reserve the right to restrict the number of transfers to 12 transfers per Contract Year and to charge for any transfer above 12. We will deduct the transfer fee from the Investment Choice from which the transfer is made. If you transfer the entire amount in the Investment Choice, then we will deduct the transfer fee from the amount transferred. If you are transferring from multiple Investment Choices, we will treat the transfer as a single transfer and we will deduct any transfer fee proportionally from the source accounts if you transfer less than the entire amount in the accounts. If the transfer is part of the dollar cost averaging or flexible rebalancing programs there is no fee for the transfer and we currently do not count these transfers against any free transfers we allow.


PREMIUM TAXES


Some states and other governmental entities (for example, municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes. We will make a deduction from your Contract Value for them. Some of these taxes are due on the Issue Date, others are due on the Income Date. It is our current practice to not charge you for these taxes until Annuity Payments begin, you make a full withdrawal or you die. We may discontinue this practice in the future and assess the charge when the tax is due. Premium taxes generally range from 0% to 3.5% of the Purchase Payment, depending on the state.


INCOME TAXES

We reserve the right to deduct from the Contract any income taxes that we may incur because of the Contract. Currently, we are not making any such deductions.

INVESTMENT OPTION EXPENSES


There are deductions from the assets of the various Investment Options for operating expenses (including management fees) which are described in the Fee Tables and in the table of annual operating expenses for each Investment Option in Appendix A in this prospectus and in the prospectuses for the Investment Options. These charges apply during the Accumulation and Payout Phases if you make allocations to the Investment Options.


7.TAXES

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NOTE: WE HAVE PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT INTENDED AS TAX ADVICE. YOU SHOULD CONSULT YOUR OWN TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES. WE HAVE INCLUDED ADDITIONAL INFORMATION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL

Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Basically, these rules provide that you will not be taxed on any earnings on the money held in your annuity Contract until you take the money out. This is referred to as tax deferral. There are different rules regarding how you will be taxed depending upon how you take the money out and the type of Contract - Qualified or Non-Qualified (see the following sections).

If you do not purchase the Contract under a tax qualified retirement plan your Contract is referred to as a Non-Qualified Contract. When a Non-Qualified Contract is owned by a non-natural person (for example, a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person), the Contract will generally not be treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of tax deferral and income may be taxed as ordinary income every year.

QUALIFIED CONTRACTS

If you purchase the Contract under a pension or retirement plan that is qualified under the Code, your Contract is referred to as a Qualified Contract. We currently issue the following types of Qualified Contracts:

o TRADITIONAL INDIVIDUAL RETIREMENT ANNUITY. Section 408 of the Code permits eligible individuals to maintain Individual Retirement Annuities (IRAs). IRA contributions are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Contract Owner's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Purchasers of a Contract for use with IRAs will have the right to revoke their purchase within seven days of the earlier of the establishment of the IRA or their purchase.

o SIMPLIFIED EMPLOYEE PENSION (SEP) IRA. Employers may establish Simplified Employee Pension (SEP) IRAs under Code section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general rules governing IRAs, such plans are subject to additional requirements and different contribution limits.

o ROTH IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Contract Owner's income and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Distributions from a Roth IRA generally are not taxed until after the total amount distributed from the Roth IRA exceeds the amount contributed to the Roth IRA. After that, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or
     (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.


o TSAS OR 403(B) CONTRACTS. Section 403(b) of the Code allows employees of certain section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. 90-24 transfers from existing TSA or 403(b) Contracts and funds from plans under the several Internal Revenue Code sections identified in our 403(b) endorsements are the only currently accepted contributions under a TSA or 403(b) Contract. However, this may change in the future.


QUALIFIED PLANS. A qualified plan is a retirement or pension plan that meets the requirements for tax qualification under sections of the Code where the assets are invested under this Contract. The plan is both the Contract Owner and the Beneficiary. The authorized signatory for the plan must make representation to us that the plan is qualified under the Code on the Issue Date and will continue to be qualified for the entire Accumulation Phase of the Contract. The qualified plan may designate a third party administrator (TPA) to act on its behalf. All tax reporting will be the responsibility of the plan.

Qualified Contracts are subject to special rules. Adverse tax consequences may result if contributions, distributions, and transactions in connection with the Qualified Contract do not comply with the law.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a Qualified Contract.

MULTIPLE CONTRACTS


Section 72(e)(11) of the Code provides that multiple Non-Qualified deferred annuity contracts that are issued within a calendar year period to the same Contract Owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. You should consult a tax adviser prior to purchasing more than one Non-Qualified contract in any calendar year period.


PARTIAL 1035 EXCHANGES


Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in CONWAY VS. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision (AOD) that indicated it acquiesced in the Tax Court decision in Conway. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. The Conway case and the AOD involved a partial exchange to a new annuity contract. Revenue Ruling 2002-75 suggests that a partial exchange can go into an existing annuity contract as well as a new annuity contract. Owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.


DISTRIBUTIONS--NON-QUALIFIED CONTRACTS


You, as the owner, generally will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal or as Annuity Payments. Section 72 of the Code governs treatment of distributions. When you make withdrawals, you are generally taxed on the amount of the withdrawal from your Contract that is earnings. For Annuity Payments, different rules apply. A portion of each Annuity Payment may be treated as a partial return of your Purchase Payment and will not be taxed. The remaining portion of the Annuity Payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which we expect to make the Annuity Payments. Annuity Payments received after the Payee has received all of the Purchase Payments are fully included in income.

If the value of your Contract exceeds your Purchase Payments, any withdrawal generally will be included in taxable income to the extent of earnings in your Contract. The Contract may offer Fixed Account Investment Choices where withdrawals or transfers may be subject to a MVA. Although we believe that the Contract Value after a MVA is treated as the cash value under the Contract, there is no definitive guidance on the proper tax treatment of MVAs and you may want to discuss potential tax consequences of a MVA with your tax adviser.
Section 72 of the Code further provides that any amount received under an annuity contract, which is included in income, may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is included in income. Some distributions will be exempt from the penalty. There is an exception to this 10% penalty tax for amounts:


1) paid on or after you reach age 59 1/2;

2) paid after you die;

3) paid if you become totally disabled (as that term is defined in Section 72(m)(7) of the Code);

4) paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

5) paid as Annuity Payments under an immediate annuity; or

6) that come from Purchase Payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the Income Date, then the tax for the year of the modification is increased by the 10% penalty tax plus interest for the tax years in which the exception was used. A partial withdrawal may result in the modification of the series of Annuity Payments made after the partial withdrawal and therefore could result in the imposition of the 10% penalty tax and interest for the period as described above.

DISTRIBUTIONS -- QUALIFIED CONTRACTS


Section 72 of the Code governs treatment of distributions from Qualified Contracts. Special rules may apply to withdrawals from certain types of Qualified Contracts, including Roth IRAs. You should consult with your qualified plan sponsor and tax adviser to determine how these rules affect the distribution of your benefits.

Section 72(t) of the Code provides that any amount received under a Qualified Contract, which is included in income, may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is included in income. Some distributions will be exempt from the penalty. There is an exception to this 10% penalty tax for:

1) distributions made on or after the date you (or the Annuitant as applicable) reach age 59 1/2;

2) distributions following your death or disability (or the Annuitant as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code);

3) after separation from service, distributions that are part of a series of substantially equal periodic payments made at least yearly for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary;

4) distributions made to you to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 for amounts paid during the taxable year for medical care;

5)   distributions made on account of an IRS levy upon the Qualified Contract;

6) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for you (or the Annuitant as applicable) and his or her spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);

7) distributions from an IRA made to you (or the Annuitant as applicable) to the extent such distributions do not exceed your qualified higher education expenses (as defined in Section 72(t)(7) of the Code) for the taxable year;

8)   distributions  from  an  IRA  which  are  qualified   first-time  homebuyer
     distributions (as defined in Section 72(t)(8) of the Code);

9) for TSA or 403(b) Contracts, distributions made to an employee who has separated from service after age 55; and

10) distributions made to an alternate Payee pursuant to a qualified domestic relations order (does not apply to an IRA).

The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of the Annuitant attaining age 59 1/2 or five years from the Income Date, then the tax for the year of the modification is increased by the 10% penalty tax, plus interest for the tax years in which the exception was used. A partial withdrawal may result in the modification of the series of Annuity Payments made after the partial withdrawal and therefore could result in the imposition of the 10% penalty tax and interest for the period as described above unless another exception to the penalty tax applies. You should obtain competent tax advice before you make any partial withdrawal from your Contract.

Generally, distributions from a Qualified Contract must commence no later than the required beginning date. For IRAs, the required beginning date is April 1 of the calendar year, following the year in which you attain age 70 1/2. For TSA or 403(b) Contracts, the required beginning date is April 1 of the calendar year following the later of the calendar year in which you reach age 70 1/2 or retire. Generally, required distributions must be made over a period not exceeding the life or life expectancy of the Annuitant or the joint lives or life expectancies of the Annuitant and his or her designated Beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed. It is unclear whether a partial withdrawal will have an adverse impact on the determination of required minimum distributions. If you are receiving Annuity Payments or are age 70 1/2 or older, you should consult with a tax adviser before taking a partial withdrawal.

The following distributions are not allowed prior to age 59 1/2, separation from service, death or disability:

o salary reduction contributions made in years beginning after December 31, 1988;

o    earnings on those contributions; and

o earnings on amounts held as of the last year beginning before January 1, 1989 (as defined in section 403(b)(11) of the Code).

Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. We do not currently support hardship withdrawals and other liquidity benefits under TSA or 403(b) Contracts.


ASSIGNMENTS, PLEDGES AND GRATUITOUS TRANSFERS

Other than in the case of Qualified Contracts (which generally cannot be assigned or pledged), any assignment or pledge of (or agreement to assign or pledge) any portion of the accumulation value is treated for federal income tax purposes as a partial or full withdrawal of such amount or portion. The investment in the Contract is increased by the amount includible as income with respect to such amount or portion, though it is not affected by any other aspect of the assignment or pledge (including its release). If a Contract Owner transfers a Contract without adequate consideration to a person other than the Contract Owner's spouse (or to a former spouse incident to divorce), the Contract Owner will be taxed on the difference between his or her accumulation value and the investment in the Contract at the time of transfer. In such case, the transferee's investment in the Contract will be increased to reflect the increase in the transferor's income.

The transfer or assignment of ownership of the Contract, the designation of an Annuitant, the selection of certain Income Dates, or the exchange of the Contract may result in certain other tax consequences that are not discussed herein. A Contract Owner contemplating any such transfer, assignment, or exchange should consult a tax advisor as to the tax consequences.

DEATH BENEFITS

Any death benefits paid under the Contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as Annuity Payments. Estate taxes may also apply.

DIVERSIFICATION

The Code provides that the underlying investments for a Non-Qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that the Investment Options are being managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Allianz Life would be considered the owner of the shares of the Investment Options. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the Contract. It is unknown to what extent Contract Owners are permitted to select Investment Options, to make transfers among the Investment Options or the number and type of Investment Options Contract Owners may select from without being considered the owner of the shares. If any guidance is provided, it may be applied retroactively. This would mean that you, as the owner of the Contract, could be treated as the owner of the Investment Options.

Due to the uncertainty in this area, we reserve the right to modify the Contract in an attempt to maintain favorable tax treatment.

8.ACCESS TO YOUR MONEY
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You can have access to the money in your Contract:

o   by making a withdrawal or liquidation;

o   by receiving Annuity Payments; or

o   when a death benefit is paid to your Beneficiary.

Withdrawals can only be made during the Accumulation Phase. Under certain circumstances, you can take money out of the Contract during the Payout Phase if you select variable payouts under Annuity Options 2, 4 or 6. See section 2, Annuity Payments - (The Payout Phase).

When you make a full withdrawal you will receive the Contract Value on the Business Day the withdrawal request is received at our Service Center:


o based upon the number of Accumulation Units held by your Contract on that Business Day and valued at the next available daily price established after receipt of the withdrawal request,


o   adjusted for any applicable MVA,

o   less any applicable withdrawal charge,

o   less any premium tax, and

o   less any contract maintenance charge.


See the Fee Tables and section 6, Expenses for a discussion of the charges.


Any partial withdrawal must be for at least $500. Your Contract Value after a partial withdrawal must meet the minimum set forth in your Contract. We reserve the right to treat a request for a withdrawal that would reduce your Contract Value below the minimum set forth in your Contract as a request for a full withdrawal of your Contract. Unless you instruct us otherwise, we will make any partial withdrawal pro rata from the Investment Choices unless you have a Fixed Account Investment Choice with a MVA. If you have a Fixed Account Investment
Choice with a MVA, we will make any partial withdrawal pro rata from the Investment Options. If the amount in the Investment Options is less than the partial withdrawal, then the remaining amount will come pro rata from any other available Investment Choices. Partial withdrawals from a Fixed Account
Investment Choice may involve a MVA, which may increase or decrease your Contract Value and/or the proceeds you receive.

We will pay the amount of any withdrawal from the Investment Options within seven (7) days of when we receive your request in good order unless the suspension of payments or transfers provision is in effect.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE. WITHDRAWALS FROM TSA OR 403(B) CONTRACTS MAY BE RESTRICTED. (SEE
SECTION 7, TAXES.)


GUARANTEED PARTIAL WITHDRAWAL BENEFITS (GPWBS)

If you select a GMIB you will also receive a corresponding Guaranteed Partial Withdrawal Benefit (GPWB) for no additional charge. If you select the Traditional GMIB you will receive the Traditional GPWB, and if you select the Enhanced GMIB you will receive the Enhanced GPWB. The GPWBs are not currently available separately from the GMIBs.

You can select a GMIB on your application. You can only select one GMIB and once you select a GMIB you cannot change or cancel it. The Enhanced GMIB may not be appropriate for owners who are age 75 or older because the Enhanced GMIB value is limited after age 81.

The combination of the GMIB and GPWB may in some instances be referred to as the "USAllianz PRIME Benefit." PRIME stands for Protected Retirement Income Made Easy.

You must hold your Contract for seven complete Contract Years before you can exercise a GPWB. A GPWB may not be appropriate for you if you intend to hold your Contract for less than seven years. The GPWBs do not create Contract Value or guarantee the performance of any Investment Option.

BE SURE TO DISCUSS WITH YOUR REGISTERED REPRESENTATIVE WHETHER OR NOT A GMIB/GPWB IS APPROPRIATE FOR YOUR SITUATION. PLEASE REFER TO THE APPLICABLE ENDORSEMENTS TO YOUR CONTRACT FOR THE SPECIFIC TERMS AND CONDITIONS OF THE GPWBS. The GPWBs provide guaranteed annual payments in the form of partial withdrawals of up to 10% of your GPWB value that you can elect to receive during the Accumulation Phase. Withdrawal charges do not apply to GPWB payments, however, GPWB payments will be treated as a partial withdrawal for tax purposes.

Withdrawal charges will apply in the following circumstances during the first six years after you exercise the GPWB:

o if you make one or more partial withdrawals and receive a GPWB payment during the same Contract Year, the partial withdrawals are subject to any applicable withdrawal charge; and

o if you elect to stop receiving GPWB payments and instead take a lump-sum payment of your remaining Contract Value, the lump-sum payment is subject to any applicable withdrawal charge.

Before you exercise the GPWB, your GPWB value is equal to your GMIB value. If you have the Enhanced GPWB you may be able to choose whether your Enhanced GPWB value is equal to the 7% Annual Increase Amount, the 3% Annual Increase Amount or the MAV. Although the 7% Annual Increase Amount may be the greatest amount it may also be more limiting because the maximum GPWB payment percentage that you can request is less than what is available under the 3% Annual Increase Amount or the MAV. For more details on how the GMIB values are calculated please see the "Traditional GMIB" and the "Enhanced GMIB" in section 2, Annuity Payments (the Payout Phase).

You can only exercise a GPWB within 30 days following a Contract Anniversary beginning with the seventh Contract Anniversary. You cannot exercise a GPWB before the seventh Contract Anniversary. If you annuitize the Contract, the GPWB cancels.

In order to begin receiving GPWB payments, you must submit a GPWB payment election form to our Service Center. GPWB payments will not begin until our Service Center receives this form. Once our Service Center receives the GPWB payment election form, we will automatically begin to make annual payments to you of your chosen GPWB value percentage.

If your GPWB payments are based on the 3% Annual Increase Amount or the MAV under the Enhanced GPWB, or if you receive GPWB payments under the Traditional GPWB, you can elect to receive up to 10% of your GPWB value. If you receive GPWB payments based on the 7% Annual Increase Amount under the Enhanced GPWB, you can elect to receive up to 5% of your GPWB value. Once you choose the percentage of GPWB value you want to receive, you cannot change it.

Once you exercise your GPWB, we will make GPWB payments to you on the 30th day after your Contract Anniversary unless that day is not a Business Day. If the 30th day after your Contract Anniversary is not a Business Day, we will make payment to you on the next Business Day.

We will continue to make GPWB payments until the GPWB value is exhausted, or you elect to stop receiving GPWB payments and instead receive:

o a lump-sum payment of your remaining Contract Value adjusted for any applicable MVA, premium tax and withdrawal charge (you can make this election at anytime); or

o Annuity Payments based on your remaining Contract Value adjusted for any applicable MVA and premium tax (you can make this election at anytime); or

o Annuity Payments based on your remaining GMIB value (you can only make this election within 30 days after a Contract Anniversary and before we make the next GPWB payment).

If you make no additional partial withdrawals while the GPWB is in effect, we would pay the GPWB value to you:

o within ten years if you are eligible for and elect to receive the 10% maximum amount.

o within 20 years if you elect to receive the 5% maximum amount available with the 7% Annual Increase Amount under the Enhanced GPWB.

We will deduct your GPWB payment pro rata from your Investment Choices. A MVA may apply to amounts removed from certain types of Fixed Account Investment Choices. The MVA will not affect your GPWB payments but it will affect your Contract Value. We will continue to allocate your Contract Value among the Investment Choices according to your instructions while the GPWB is in effect. You can also continue to make transfers between the Investment Choices (subject to certain restrictions set out in section 4, Investment Options - Transfers) while the GPWB is in effect.

IF YOU ELECT TO RECEIVE GPWB PAYMENTS:

o    YOU CAN NO LONGER MAKE ADDITIONAL PURCHASE PAYMENTS;

o    THE PARTIAL WITHDRAWAL PRIVILEGE WILL NO LONGER APPLY;

o THE SYSTEMATIC WITHDRAWAL AND MINIMUM DISTRIBUTION PROGRAMS WILL NO LONGER BE AVAILABLE TO YOU AND IF YOU ARE PARTICIPATING IN THESE PROGRAMS, YOUR PARTICIPATION WILL STOP;

o THE GPWB, GMIB AND GMDB VALUES STOP INCREASING (ALTHOUGH YOUR CONTRACT VALUE WILL CONTINUE TO INCREASE AND DECREASE AS A RESULT OF MARKET PERFORMANCE);

o    THE GPWB VALUE, GMIB VALUE AND GMDB VALUE WILL DECREASE WITH:

     -    EACH GPWB PAYMENT YOU RECEIVE, AND

     - THEY WILL ALSO DECREASE PROPORTIONATELY BY THE PERCENTAGE OF ANY CONTRACT VALUE YOU WITHDRAW (PRIOR TO ANY MVA, BUT INCLUDING ANY APPLICABLE WITHDRAWAL CHARGES) IN ADDITION TO THE GPWB PAYMENT YOU RECEIVE EACH CONTRACT YEAR;

o    THE CONTRACT VALUE WILL ALSO DECREASE WITH EACH GPWB PAYMENT;

o THE ADDITIONAL M&E CHARGE FOR YOUR GMIB WILL CONTINUE UNTIL YOUR GPWB ENDORSEMENT TERMINATES; AND

o IF YOU HAVE THE ENHANCED OR EARNINGS PROTECTION GMDB, THE ADDITIONAL M&E CHARGE FOR YOUR GMDB WILL CONTINUE UNTIL YOUR GMDB ENDORSEMENT TERMINATES.

An election to begin receiving GPWB payments will not freeze your Contract Value, with the result that the Contract Value available for withdrawal, Annuity Payments and as a death benefit will continue to increase and decrease as a result of market performance.

If you do not stop your GPWB payments and there is Contract Value remaining after we make the last GPWB payment, you have the option of receiving:

o a lump-sum payment of your remaining Contract Value (adjusted for any applicable MVA and premium tax) and your Contract will terminate; or

o Annuity Payments based on your remaining Contract Value adjusted for any applicable MVA and premium tax.

We will send you notice at least 30 days before the last GPWB payment date to ask for your instructions. If we do not receive any instructions by the date we make the last GPWB payment, we will pay you the remaining Contract Value adjusted for any applicable MVA and premium tax in a lump-sum and your Contract will terminate.

Your GPWB endorsement will terminate upon the earliest of:

o    the Income Date; or

o    Contract termination.

SYSTEMATIC WITHDRAWAL PROGRAM

If your Contract Value is at least $25,000, the systematic withdrawal program provides automatic monthly or quarterly payments to you. The minimum amount you can withdraw under the program is $500. All systematic withdrawals will be made on the ninth day of the month unless that day is not a Business Day. If it is not, then we will make the withdrawal on the previous Business Day. Withdrawals under this program are subject to the partial withdrawal privilege. You will not be charged additional fees for participating in or terminating from this program.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS. YOU CANNOT EXERCISE THE GPWB AND PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL PROGRAM AT THE SAME TIME.

MINIMUM DISTRIBUTION PROGRAM

If you own a Qualified Contract, you may elect to participate in the minimum distribution program. Under this program, we will make payments to you from your Contract that are designed to meet the applicable minimum distribution requirements imposed by the Code for Qualified Contracts. These distributions will not be subject to a withdrawal charge. We can make payments to you on a monthly, quarterly, or annual basis. If your Contract Value is less than $25,000 we will only make payments annually. However, if you make any additional withdrawals in excess of your minimum distributions in a Contract Year, those withdrawals will be subject to any applicable withdrawal charge.

YOU CANNOT PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL PROGRAM AND THE MINIMUM DISTRIBUTION PROGRAM AT THE SAME TIME. YOU ALSO CANNOT EXERCISE THE GPWB AND PARTICIPATE IN THE MINIMUM DISTRIBUTION PROGRAM AT THE SAME TIME. THE MINIMUM DISTRIBUTION PROGRAM IS CURRENTLY NOT AVAILABLE UNDER 403(B) CONTRACTS, BUT WE MAY MAKE IT AVAILABLE IN THE FUTURE.

This Contract offers a choice of Guaranteed Minimum Death Benefits (GMDBs) and optional Guaranteed Minimum Income Benefits (GMIBs) and Guaranteed Partial Withdrawal Benefits (GPWBs). These benefits may have limited usefulness if you purchase a Qualified Contract that is subject to a required minimum distribution
(RMD). If the GMIB is not exercised on or before the date RMD payments must begin under a qualified plan, the certificate owner or Beneficiary may not be able to exercise the GMIB due to the restrictions imposed by the minimum distribution requirements. You should consider whether the GMIB is appropriate for your situation if you plan to exercise the GMIB after your RMD beginning date. You also cannot participate in the minimum distribution program available under this Contract if you elect to receive GPWB payments. In addition, once you choose your GPWB payment percentage you cannot change it. Therefore, you will not be able to adjust your GPWB payment to meet your RMD needs if you elect to receive GPWB payments. In addition, RMD payments will reduce your GMDB, GMIB and GPWB values. We encourage owners purchasing Qualified Contracts that are subject to RMD payments to consult a tax advisor regarding these benefits.

SUSPENSION OF PAYMENTS OR TRANSFERS

We may be required to suspend or postpone payments for withdrawals or transfers for any period when:

1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2.  trading on the New York Stock Exchange is restricted;

3. an emergency exists as a result of which disposal of the Investment Option shares is not reasonably practicable or Allianz Life cannot reasonably value the Investment Option shares;

4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Contract Owners.

We reserve the right to defer payment for a withdrawal or transfer from any Fixed Account option for the period permitted by law but not for more than six months.

9.ILLUSTRATIONS
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In order to help you understand how your Contract Values vary over time and under different sets of assumptions, we will provide you with certain personalized illustrations upon request and free of charge. These illustrations may provide hypothetical depictions of either the "payin", or Accumulation Phase, or the Annuity Payment or "payout" phase. Illustrations may be based upon historical performance of the Investment Options, as adjusted for certain expenses. (Any adjusted historical performance information will be accompanied by "standardized" performance information.) In the alternative, certain illustrations may be based upon an assumed rate of return not to exceed 12%. As another alternative, we may use the Standard & Poor's(R) 500 Composite Price Index (S&P 500(R)) or other recognized investment benchmarks to show how values may vary.

The illustrations are not guarantees or representations as to future performance or any specific rate of return. You can request an illustration free of charge at any time by contacting your registered representative.


10.DEATH BENEFIT
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At the time you purchase the Contract, you may be able to select one of three death benefit options. If you do not make a selection, the Traditional GMDB will apply to your Contract.

The Enhanced GMDB is available if all owners are age 79 or younger on the Issue Date for an additional mortality and expense risk charge. The Enhanced GMDB does not provide any additional benefit before the first Contract Anniversary and it may not be appropriate for any owner who is age 75 or older on the Issue Date because the benefit values are limited after age 81. As a result, any owner who is age 75 or older should determine if purchasing a benefit for which there is an additional cost is appropriate for their situation.

The Earnings Protection GMDB is available if all owners are age 75 or younger on the Issue Date for an additional M&E charge. The Earnings Protection GMDB values are limited if any owner is age 70 or older on the Issue Date. As a result, any owner who is age 70 or older should determine if purchasing a benefit for which there is an additional cost is appropriate for their situation.

If you exercise a Guaranteed Minimum Income Benefit, your GMDB will cancel.

YOU CAN ONLY SELECT ONE DEATH BENEFIT AND ONCE YOU SELECT A DEATH BENEFIT YOU CANNOT CHANGE OR CANCEL IT. THE ENHANCED GMDB AND/OR THE EARNINGS PROTECTION GMDB MAY NOT BE AVAILABLE IN YOUR STATE. CHECK WITH YOUR REGISTERED
REPRESENTATIVE REGARDING AVAILABILITY AND BE SURE TO DISCUSS WHETHER YOUR SELECTED DEATH BENEFIT IS APPROPRIATE FOR YOUR SITUATION.

PLEASE REFER TO THE APPLICABLE ENDORSEMENTS TO YOUR CONTRACT FOR THE SPECIFIC TERMS AND CONDITIONS OF THE DEATH BENEFITS.

If you own the Contract jointly, we will use the age of the older Joint Owner to determine the death benefit. If the Contract is owned by a non-individual (for example, a qualified plan or trust), we will use the Annuitant's age to determine the death benefit for all currently offered Contracts.

The use of the term "you" in this section refers to the Annuitant if the Contract is owned by a non-individual; otherwise it refers to the Contract Owner.

Any part of the death benefit amount that had been invested in the Investment Options remains in the Investment Options until distribution begins. From the time the death benefit is determined until we make a complete distribution, any amount in the Investment Options will be subject to investment risk that will be borne by the Beneficiary.

DEATH OF THE CONTRACT OWNER

If any owner (whether or not they are an Annuitant) dies during the Accumulation Phase, we will pay a death benefit to the Beneficiary. In the case of Joint Owners, if one Joint Owner dies, the surviving Joint Owner will be considered the Beneficiary. We will treat any other Beneficiary designation on record at the time of death as a contingent Beneficiary. Joint Owners must be spouses, however, this restriction may not apply in all states.

If the Contract is owned jointly and one owner dies during the Payout Phase, the remaining Joint Owner becomes the Contract Owner. If all owners die during the Payout Phase, the Beneficiary becomes the Contract Owner.

If any owner who is not an Annuitant dies during the Payout Phase, any remaining Annuity Payments under the selected Annuity Option will continue to the Payee at least as rapidly as they were being paid at the owner's death. If any owner who is also an Annuitant dies during the Payout Phase, any remaining amounts payable will be as provided for in the selected Annuity Option and will be paid at least as rapidly as they were being paid at the owner's death.

DEATH OF THE ANNUITANT

If the Annuitant who is not an owner dies during the Accumulation Phase, the owner will become the Annuitant unless he/she designates another Annuitant within 30 days of the death of the Annuitant. However, if the Contract is owned by a non-individual (for example, a qualified plan or trust) and the Annuitant dies during the Accumulation Phase on all currently offered Contracts:

o   we will treat the death of the Annuitant as the death of the Contract Owner,
o   we will pay a death benefit to the Beneficiary, and
o   a new Annuitant may not be named.

If the Annuitant (whether or not they are an owner) dies during the Payout Phase, any remaining amounts payable will be as provided for in the selected Annuity Option and will be paid at least as rapidly as they were being paid at the Annuitant's death.

TRADITIONAL GUARANTEED MINIMUM DEATH BENEFIT (TRADITIONAL GMDB)

If the Traditional GMDB applies, the amount of the death benefit will be the greater of 1 or 2, less any applicable premium tax.

1. The Contract Value determined as of the end of the Business Day during which both due proof of death and an election of the death benefit payment option have been received at our Service Center.

2. The Traditional GMDB value before the exercise of the GPWB (if applicable) is the total of all Purchase Payments you have made reduced proportionately by the percentage of the Contract Value withdrawn (prior to any MVA, but including any withdrawal charge) for each withdrawal you made.

ENHANCED GUARANTEED MINIMUM DEATH BENEFIT (ENHANCED GMDB)

If the Enhanced GMDB applies, the amount of the death benefit will be the greater of 1 or 2, less any applicable premium tax.

1. The Contract Value determined as of the end of the Business Day during which both due proof of death and an election of the death benefit payment option have been received at our Service Center.

2. The Enhanced GMDB value (as defined below) before the exercise of the GPWB (if applicable) determined as of the end of the Business Day during which both due proof of death and election of the death benefit payment option have been received at our Service Center.

The Enhanced GMDB value is equal to the greater of A or B.

A. ANNUAL INCREASE AMOUNT

The Annual Increase Amount on the Issue Date is equal to your initial Purchase Payment.

On each Business Day other than a Contract Anniversary and before the date of your death, the Annual Increase Amount is equal to:

o    its value on the immediately preceding Business Day,

o    plus any additional Purchase Payments received that day, and

o reduced proportionately by the percentage of any Contract Value withdrawn (prior to any MVA, but including any withdrawal charge) for each withdrawal you made that day.

On every Contract Anniversary prior to your 81st birthday and before the date of your death, the Annual Increase Amount is equal to:

o    its value on the immediately preceding Business Day increased by 3%,

o    plus any additional Purchase Payments received that day, and

o reduced proportionately by the percentage of any Contract Value withdrawn (prior to any MVA, but including any withdrawal charge) for each withdrawal you made that day.

Beginning with the Contract Anniversary that occurs on or after your 81st birthday and before the date of your death, we calculate the Annual Increase Amount in the same way that we do on any Business Day other than a Contract Anniversary.

We limit the Annual Increase Amount to a maximum of 1.5 times your total Purchase Payments minus the percentage of any Contract Value withdrawn (prior to any MVA, but including any withdrawal charge) for each withdrawal you made.

The Annual Increase Amount stops increasing on the date that you exercise the GPWB (if applicable).

B. MAXIMUM ANNIVERSARY VALUE (MAV)

The MAV on the Issue Date is equal to your initial Purchase Payment.

On each Business Day other than a Contract Anniversary and before the date of your death, the MAV is equal to:

o    its value on the immediately preceding Business Day,

o    plus any additional Purchase Payments received that day, and

o reduced proportionately by the percentage of any Contract Value withdrawn (prior to any MVA, but including any withdrawal charge) for each withdrawal you made that day.

On every Contract Anniversary prior to your 81st birthday and before the date of your death, the MAV is equal to:

o    the highest Contract Value that occurred on any Contract Anniversary,

o plus subsequent additional Purchase Payments you made since that Contract Anniversary, and

o reduced proportionately by the percentage of any Contract Value withdrawn (prior to any MVA, but including any withdrawal charge) for each withdrawal you made since that Contract Anniversary.

Beginning with the Contract Anniversary that occurs on or after your 81st birthday and before the date of your death, we calculate the MAV in the same way that we do on any Business Day other than a Contract Anniversary.

The MAV stops increasing on the date that you exercise the GPWB (if applicable).

EARNINGS PROTECTION GUARANTEED MINIMUM DEATH BENEFIT (EARNINGS PROTECTION GMDB)

If the Earnings Protection GMDB applies, the amount of the death benefit will be the greater of 1 or 2 less any applicable premium tax.

1. The Contract Value determined as of the end of the Business Day during which both due proof of death and an election of the death benefit payment option have been received at our Service Center;

2. The Earnings Protection GMDB value (as defined below) before the exercise of the GPWB (if applicable), determined as of the end of the Business Day during which both due proof of death and an election of the death benefit payment option have been received at our Service Center.

The Earnings Protection GMDB value is equal to the greater of C or D.

C. TOTAL PURCHASE PAYMENTS

The total of all Purchase Payments you have made less adjusted partial withdrawals.

          AN ADJUSTED PARTIAL WITHDRAWAL   =  PW  X  DB
                                              ---------
                                                 CV

          PW = the partial withdrawal prior to any MVA, but including any withdrawal charge.

          DB = the greater of (a) Contract Value, or (b) total Purchase Payments minus prior adjusted partial withdrawals, on the date of (but prior to) the current partial withdrawal.

          CV = the Contract Value on the date of (but prior to) the partial withdrawal.

D. CONTRACT VALUE PLUS

The Contract Value

   PLUS

     o    If you were age 69 or younger on the Issue Date,  50% of the lesser of
          (a) or (b), or

     o    If you were age 70 or older on the Issue  Date,  30% of the  lesser of
          (a) or (b), where:

          (a) is the Contract Value as determined in number 1 above minus total Purchase Payments.
          (b) is three times the total Purchase Payments you make in the first two Contract Years.

IF YOU EXERCISE THE GPWB, THE TRADITIONAL, ENHANCED AND EARNINGS PROTECTION GMDB VALUES WILL STOP INCREASING ON THE DATE YOU BEGIN RECEIVING GPWB PAYMENTS, BUT THEY WILL DECREASE WITH:

o    each GPWB payment you receive; and
o they will decrease proportionately by the percentage of any Contract Value you withdraw (prior to any MVA, but including any withdrawal charges) in addition to the GPWB payment you receive each Contract Year.

If you exercise the GPWB, the increased M&E charge associated with the Enhanced
and  Earnings   Protection  GMDBs  will  continue  until  the  GMDB  endorsement terminates. In addition, the death benefit that is equal to your Contract Value will continue to fluctuate with market performance.

Your GMDB endorsement will terminate upon the earliest of:

o    the Income Date; or
o    Contract termination.

DEATH BENEFIT EXAMPLES

o You purchase the Contract currently offered by this prospectus with an initial Purchase Payment of $100,000. You allocate your entire Purchase Payment to the Investment Options. You are the only owner and are age 69 or younger on the Issue Date.

o    You make no additional Purchase Payments.

o    The MAV on the ninth Contract Anniversary is $180,000.

o You take a partial withdrawal of $20,000 in the tenth Contract Year when the Contract Value on the date of (but prior to the partial withdrawal) is $160,000. You take no other partial withdrawals.

o    The Contract Value on the tenth Contract Anniversary is $140,000.

NOTE: The M&E charges are higher for Contracts with the Enhanced GMDB or Earnings Protection GMDB than for Contracts with the Traditional GMDB. If the differences in these charges were reflected in the assumptions listed above the Contract Values would be lower for Contracts with the Enhanced GMDB or Earnings Protection GMDB than for Contracts with the Traditional GMDB.

TRADITIONAL GMDB:

We calculate the death benefit on the tenth Contract Anniversary as the greater of:

         1) Contract Value:                                                                $140,000
                                                                                           ========

         2) The Traditional GMDB value:

               Total Purchase Payments                                                     $100,000
               Reduced proportionately by the percentage of Contract Value
                 withdrawn:   ($20,000 / $160,000) = 0.125 x $100,000 =                   -  12,500
                                                                                          ---------
                                                                                           $ 87,500

Therefore,  the death benefit under the  Traditional  GMDB on the tenth Contract
Anniversary is $140,000.

ENHANCED GMDB:

We calculate the death benefit on the tenth Contract  Anniversary as the greater of:
         1) Contract Value:                                                             $140,000.00
                                                                                        ===========

         2) The Annual Increase Amount:

               Initial Purchase Payment                                                 $100,000.00
               Increased by 3% on the first Contract Anniversary                        X      1.03
                                                                                        -----------
                                                                                        $103,000.00

               Increased by 3% on the second Contract Anniversary                       X      1.03
                                                                                        -----------
                                                                                        $106,090.00

               Increased by 3% on the third Contract Anniversary                        X      1.03
                                                                                        -----------
                                                                                        $109,272.70

               On the ninth Contract Anniversary the

                 Annual Increase Amount is                                              $130,477.32
               Reduced proportionately by the percentage of Contract Value
                 withdrawn:   ($20,000 / $160,000) = 0.125 x $130,477.32 =            -   16,309.66
                                                                                        -----------
                                                                                        $114,167.65

               Increased by 3% on the tenth Contract Anniversary                        X      1.03
                                                                                        -----------
                                                                                        $117,592.68

               Verifying that the Annual  Increase  Amount is within the maximum limit:

                   1.5 times Purchase Payments:    1.5 x $100,000 =                       $150,000
                   Reduced proportionately by the percentage of Contract Value
                     withdrawn:   ($20,000 / $160,000) = 0.125 x $150,000 =             -   18,750
                                                                                        ----------
                                                                                          $131,250

         3) The MAV:

               The MAV on the ninth Contract Anniversary                                  $180,000
               Reduced proportionately by the percentage of Contract Value
                 withdrawn:   ($20,000 / $160,000) = 0.125 x $180,000 =                  -  22,500
                                                                                         ---------
                                                                                          $157,500

Therefore,  the death  benefit  under the  Enhanced  GMDB on the tenth  Contract
Anniversary is $157,500.

EARNINGS PROTECTION GMDB:

We calculate the death benefit on the tenth Contract Anniversary as the greater of:

         1) Contract Value:                                                              $140,000
                                                                                         ========

         2) Total Purchase Payments                                                      $100,000
               Less adjusted partial withdrawals calculated
                 as PW  x  DB/CV:
                 ($20,000 x $160,000 / $160,000) = $20,000  x  1  =                     -  20,000
                                                                                        ---------
                                                                                         $ 80,000

         3) Contract Value                                                               $140,000
               Plus 50% of the lesser of (a) or (b).
(a)      Contract Value minus total Purchase

                     Payments: $140,000  -  $100,000  =                $  40,000
(b)                  Three times your total  Purchase  Payments  received in the first two Contract Years: 3 x $100,000 = $300,000

                     (a) is less than (b), so 50% of (a) =  0.50  x  $40,000  =         $ 20,000
                                                                                        --------
                                                                                        $160,000

Therefore,  the death  benefit under the Earnings  Protection  GMDB on the tenth
Contract Anniversary is $160,000.

DEATH BENEFIT PAYMENT OPTIONS

If you have not previously designated a death benefit payment option, a Beneficiary must request the death benefit be paid under one of the death benefit payment options below. If the Beneficiary is the spouse of the Contract Owner, he/she can choose to continue the Contract in his/her own name at the then current Contract Value, or if greater, the death benefit value. With respect to the Earnings Protection GMDB, the Contract Value is then treated as the total Purchase Payments in the calculation of the death benefit for the Contract continued by the spouse. An election by the spouse to continue the Contract must be made in a form satisfactory to us at our Service Center within 60 days after the death benefit first becomes payable by us. If a lump sum payment is requested, the amount will be paid within seven days of receipt of proof of death and the valid election, including any required governmental forms, unless the suspension of payments or transfers provision is in effect. Payment of the death benefit may be delayed pending receipt of any applicable tax consents and/or forms from a state.

OPTION A: lump sum payment of the death benefit. Allianz Life will not deduct the contract maintenance charge at the time of a full withdrawal if the distribution is due to death.

OPTION B: payment of the entire death benefit within five years of the date of the Contract Owner's or any Joint Owner's death. Allianz Life will assess the contract maintenance charge on each Beneficiary's portion on each Contract Anniversary.

OPTION C: payment of the death benefit under an Annuity Option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary. Distribution under this option must begin within one year of the date of the Contract Owner's or any Joint Owner's death. The contract maintenance charge will continue to be assessed on each Beneficiary's portion pro rata over the payments.

Any portion of the death benefit not applied to an Annuity Option within one year of the date of the Contract Owner's death must be distributed within five years of the date of death.

If the Beneficiary wants to receive the payment other than in a lump sum, he/she may only make such an election during the 60 day period after the day that the lump sum first became payable by Allianz Life.

11.OTHER INFORMATION
--------------------------------------------------------------------------------

ALLIANZ LIFE


Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. We offer fixed and variable life insurance and annuities and group life, accident and health insurance. We are licensed to do direct business in 49 states and the District of Columbia. We are a subsidiary of Allianz Versicherungs-AG Holding, which is a provider of integrated financial services.


THE SEPARATE ACCOUNT


We established Allianz Life Variable Account B (the Separate Account) as a separate account under Minnesota insurance law on May 31, 1985. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise our management of the Separate Account.

The Separate Account holds the assets that underlie the Contracts, except assets allocated to the Fixed Account. We keep the Separate Account assets separate from the assets of our general account and other separate accounts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

We own the assets of the Separate Account. We credit gains to or charge losses against the Separate Account, whether or not realized, without regard to the performance of other investment accounts. The Separate Account's assets may not be used to pay any of our liabilities other than those arising from the Contracts. If the Separate Account's assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. The obligations of the Separate Account are not generalized obligations of Allianz Life.

DISTRIBUTION

USAllianz Investor Services, LLC (USAllianz), a wholly-owned subsidiary of Allianz Life Insurance Company of North America, serves as principal underwriter for the Contracts. USAllianz, a limited liability company organized in Minnesota, is located at 5701 Golden Hills Drive, Minneapolis, MN 55416. USAllianz is registered as a broker/dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 (the "1934 Act"), as well as with the securities commissions in the states in which it operates, and is a member of the NASD, Inc. USAllianz is not a member of Securities Investors Protection Corporation. More information about USAllianz is available at http://www.nasd.com or by calling 1-800-289-9999. You also can obtain an investor brochure from NASD, Inc. describing its Public Disclosure Program.

We have entered into a distribution agreement with our affiliate USAllianz for the distribution and sale of the Contracts. USAllianz does not itself sell the Contracts on a retail basis. Rather, USAllianz enters into selling agreements with other third-party broker/dealers registered under the 1934 Act (selling firms) for the sale of the Contracts. One of these selling firms, USAllianz Securities, Inc., is our affiliate. We pay sales commissions to the selling firms and their registered representatives. Investment Options that assess Rule 12b-1 fees make payments of the fees to USAllianz under their distribution plans in consideration for providing certain services and incurring certain expenses permitted under the Investment Option's plan. These payments equal 0.25% of an Investment Option's average daily net assets for the most recent fiscal year. The investment adviser and/or subadviser (and/or their affiliates) of the Investment Options may from time to time make payments for administrative services to USAllianz or its affiliates.

The maximum commission payable for Contract sales by the registered representatives of the selling firms is expected not to exceed 6 1/2 % of Purchase Payments. Sometimes, we enter into an agreement with the selling firm to pay commissions as a combination of a certain amount of the commission at the time of sale and a trail commission (which when totaled could exceed 6 1/2% of Purchase Payments).

We may fund USAllianz' operating and other expenses, including: overhead; legal and accounting fees; registered representative training; deferred compensation and insurance benefits for registered representatives; compensation for the USAllianz' management team; and other expenses associated with the Contracts.
Registered representatives and their managers are also eligible for various benefits, such as production incentive bonuses, insurance benefits, and non-cash compensation items that we may provide jointly with USAllianz. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, awards, merchandise and other similar items. Registered representatives and managers may receive other payments from us for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.

We and/or USAllianz may pay certain selling firms additional marketing support allowances for:

o    marketing services and increased access to registered representatives;

o    sales promotions relating to the Contracts;

o costs associated with sales conferences and educational seminars for their registered representatives; and

o    other sales expenses incurred by them.

We and/or USAllianz may make bonus payments to certain selling firms based on aggregate sales of our variable insurance contracts (including this Contract) or persistency standards, or as part of a special promotion. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. In some instances, the amount paid may be significant.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.

We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Contract owners or the Separate Account.

We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

ADDITIONAL CREDITS FOR CERTAIN GROUPS

We may credit additional amounts to a Contract instead of modifying charges because of special circumstances that result in lower sales or administrative expenses or better than expected mortality or persistency experience.

ADMINISTRATION/THE SERVICE CENTER

Delaware Valley Financial Services, LLC (DVFS) performs certain administrative services regarding the Contracts and is a wholly-owned subsidiary of Allianz Life Insurance Company of North America. The Service Center is located at 300 Berwyn Park, Berwyn, Pennsylvania. The administrative services performed by the Service Center include:

o    Issuance of the Contracts,
o    Maintenance of Contract Owner records,
o Processing and mailing of account statements and other mailings to Contract Owners, and
o    Routine customer service including:
     -    Responding to Contract Owner correspondence and inquiries,
     - Processing of Contract changes, - Processing withdrawal requests (both partial and total), and
     -    Processing annuitization requests.

We compensate DVFS based on a specified fee per transaction and an additional negotiated fee for enhancements to computer systems used to process our business.

To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Options, will be mailed to your household, even if you or other persons in your household have more than one contract issued by us or our affiliate. Call us at the toll-free number listed at the back of this prospectus if you need additional copies of financial reports, prospectuses, or annual and semiannual reports, or if you would like to receive one copy for each contract in future mailings.

FINANCIAL STATEMENTS

The consolidated financial statements of Allianz Life and the Separate Account have been included in the Statement of Additional Information.

12. Glossary
--------------------------------------------------------------------------------

This prospectus is written in plain English to make it as understandable as possible. However, there are some technical words or terms that are defined below and are capitalized in the prospectus.

ACCUMULATION PHASE - the period of time before you elect to begin receiving Annuity Payments. Generally, you can make additional Purchase Payments during this time.


ACCUMULATION UNIT - the units into which we convert amounts invested in the subaccounts during the Accumulation Phase.

ANNUAL INCREASE AMOUNT - a calculation used in determining the Enhanced GMIB/GPWB/GMDB values.

ANNUITANT - the natural person upon whose life the Annuity Payments are based. For Qualified Contracts, the Annuitant must be the Contract Owner unless the Contract is owned by a qualified plan. The Contract Owner names the Annuitant at Contract issue.

ANNUITY OPTIONS - the income or payout options available under your Contract.


ANNUITY PAYMENTS - payments made by us to the Payee pursuant to the Annuity Option chosen. Annuity Payments may be variable, fixed or a combination of both variable and fixed.

ANNUITY UNIT - the units into which we convert amounts invested in the subaccounts during the Payout Phase.

BENEFICIARY - the person(s) or entity the Contract Owner names to receive any death benefit. The Beneficiary is named at Contract issue. Unless an irrevocable Beneficiary has been named, the Contract Owner can change the Beneficiary or contingent Beneficiary. If no Beneficiary is named, the owner's estate becomes the Beneficiary.


BUSINESS DAY - each day on which the New York Stock Exchange is open for trading, except when an Investment Option does not value its shares. Allianz Life is open for business on each day that the New York Stock Exchange is open. Our Business Day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.


CONTRACT - the deferred annuity contract corresponding to this prospectus that allows you to accumulate money tax deferred by making one or more Purchase Payments. It provides for lifetime or other forms of Annuity Payments beginning on the Income Date.


CONTRACT ANNIVERSARY - An anniversary of the Issue Date of your Contract.


CONTRACT OWNER - "you," "your" and "yours". The person or entity named in the Contract who may exercise all rights granted by the Contract. The Contract Owner is designated at Contract issue, unless changed. A Non-Qualified Contract can be owned by up to two Joint Owners. Any JOINT OWNER must be the spouse of the other Contract Owner (this requirement may not apply in certain states).


CONTRACT VALUE - on any Business Day it is equal to the sum of the values of your Investment Choices.

CONTRACT YEAR - any period of twelve (12) months commencing with the Issue Date and each Contract Anniversary thereafter.


FIXED ACCOUNT - part of our general account. The general account consists of all of our assets other than those in our variable separate accounts. We have complete ownership and control of all of these assets.

INCOME DATE - the date that you begin receiving Annuity Payments under your Contract. This date must be the first day of a calendar month.

INVESTMENT CHOICES - the variable Investment Options and any Fixed Account options available under the Contract for Purchase Payments or transfers. We may add, substitute or remove Investment Choices in the future.

INVESTMENT OPTIONS - the variable Investment Choices available under the Separate Account. You may not invest in more than 15 Investment Options at any one time.


ISSUE DATE - the date as shown on the Contract that starts the first Contract Year. Contract Anniversaries and Contract Years are measured from the Issue Date.


MARKET VALUE ADJUSTMENT (MVA) - a positive or negative adjustment to amounts withdrawn or transferred more than 30 days before the end of an account period from certain types of Fixed Account Investment Choices.


MAXIMUM ANNIVERSARY VALUE (MAV) - a calculation used in determining the Enhanced GMIB/GPWB/GMDB values.


NON-QUALIFIED CONTRACT - a Contract that is not purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code.


PAYEE - the person or entity you designate to receive Annuity Payments during the Payout Phase. An owner or Annuitant can be the Payee but it is not required under the Contract. If you do not designate a Payee by the Income Date, we will make Annuity Payments to the owner. The owner can change the Payee at any time.


PAYOUT PHASE - the phase your Contract is in once Annuity Payments begin.

PURCHASE PAYMENT - the money you put in the Contract.


QUALIFIED CONTRACT - a Contract purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code (for example, 401(k) and H.R. 10 plans), Individual Retirement Annuities (IRAs), or Tax-Sheltered Annuities (referred to as TSA, 403(b), or "90-24 transfer" contracts). Currently we issue Qualified Contracts which include but may not be limited to Roth IRAs, Traditional IRAs, Simplified Employee Pension (SEP) IRAs and TSA, 403(b) transfer Contracts ("90-24 transfers").


SEPARATE ACCOUNT - Allianz Life Variable Account B is the Separate Account that issues your Contract. It is a separate investment account of Allianz Life. The Separate Account holds the assets invested in the Investment Options that underlie the Contracts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

SERVICE CENTER - The USAllianz Service Center. Our Service Center address and phone number are at the back of this prospectus.

13.TABLE OF CONTENTS OF THE
 STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
                                                                            Page


Allianz Life.............................................................      2
Experts..................................................................      2
Legal Opinions...........................................................      2
Distributor..............................................................      2
Reduction or Elimination of the
     Withdrawal Charge...................................................      2
Federal Tax Status.......................................................      2
     General.............................................................      3
     Diversification.....................................................      3
     Contracts Owned by Other Than
        Natural Persons..................................................      4
    Income Tax Withholding...............................................      4
    Required Distributions...............................................      4
    Qualified Contracts..................................................      5
Annuity Provisions.......................................................      5
     Annuity Unit Value..................................................      6
Mortality & Expense Risk Guarantee.......................................      6
Information on Older Contracts That Are
     No Longer Offered...................................................      6
Financial Statements.....................................................      7
Appendix  - Condensed Financial Information..............................      8

14. PRIVACY NOTICE

--------------------------------------------------------------------------------


A NOTICE ABOUT YOUR NONPUBLIC FINANCIAL AND HEALTH INFORMATION (FEBRUARY 2004)

PRIVACY NOTICE REVISIONS

Our privacy practices have not changed since our previous notice. The only change we have made was to the Allianz Life(R) family of companies list shown at the end of this notice.

WE CARE ABOUT YOUR PRIVACY!

This notice is required by federal and state privacy laws. It describes the privacy policy of Allianz Life and its family of companies listed below. Your privacy is a high priority for us. It will be treated with the highest degree of confidentiality. We need to collect certain information from you so that we can provide insurance products to you. We are committed to maintaining the privacy of this information in accordance with law. All persons with access to this information must follow this policy.

WE COLLECT THE FOLLOWING INFORMATION:

o INFORMATION FROM YOU--received from our insurance and annuity applications, claim forms or other forms ; examples are: your name; address; and date of birth;

o INFORMATION ABOUT YOUR TRANSACTIONS WITH US--examples are: your account balances; and your payment history;

o INFORMATION FROM THIRD PARTIES--from consumer reporting agencies; examples are: credit reports; and employment data.

WE MAY DISCLOSE THE FOLLOWING INFORMATION:

We disclose information such as your name; address; and policy information:

o    TO  OUR  SERVICE   PROVIDERS--SUCH   AS  PERSONS  WHO:  collect   premiums;
     investigate claims; and administer benefits;

o AS PERMITTED BY LAW--EXAMPLES ARE: to government regulators; to law enforcement agencies; and related to court orders;

o OTHER CIRCUMSTANCES--EXAMPLES ARE: to consumer reporting agencies to obtain underwriting information; to medical professionals to process your claim; to your insurance agent so he or she can perform services for you.

CONFIDENTIALITY AND SECURITY OF YOUR INFORMATION:

o We protect your information. The only persons who have access to your information are those who must have it to provide our products and services to you.

o If we become aware that any of your information is incorrect, we will make an effort to correct it.

o    We do not sell your information to others.

INFORMATION ABOUT OUR FORMER CUSTOMERS:

Information about our former customers is retained by us on a secure basis. If any disclosure of your information is made, it would be as described in this notice. We do not disclose any information about our former customers except as allowed or required by law.

THE FOLLOWING APPLIES ONLY TO AZ, CA, CT, GA, IL, KS, MA, ME, MN, MT, NV, NJ, NC, OH, OR, AND VA RESIDENTS:

o You have a right to access and request correction of your information that is retained by us.

o Information obtained from a report prepared by an insurance support agency may be retained by the agency and disclosed to other persons.

THE FOLLOWING APPLIES ONLY TO MASSACHUSETTS RESIDENTS (in addition to the above provisions):

o Upon your written request, you have a right to receive the reason for any adverse underwriting decision made by Allianz Life(R).

THE FOLLOWING APPLIES ONLY TO MONTANA RESIDENTS (in addition to the above provisions):

o You are entitled to receive, upon request to Allianz Life, a record of any subsequent disclosures of medical record information made by Allianz Life,
     including  the   following:

     1. The name, address and institutional affiliation, if any, of each person receiving or examining the medical information during the preceding three years prior to your receipt of this privacy notice;

     2.   The date of the receipt or examination; and

     3.   To the extent practicable, a description of the information disclosed.

NOTIFICATION OF CHANGE:

If we revise our privacy practices in the future, we will notify you prior to the changes.

ALLIANZ LIFE(R) CONTACT INFORMATION:

If you have any questions or concerns about our privacy policies or procedures, please write, call, or E-mail:

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
PO BOX 1344

MINNEAPOLIS, MN 55440-1344

800/328-5600

WWW.ALLIANZLIFE.COM

ALLIANZ LIFE FAMILY OF COMPANIES:

o   Allianz Life Insurance Company of North America
o   USAllianz Investor Services, LLC
o   Allianz Individual Insurance Group, LLC.

                                       M40018 (R-2/2004)

APPENDIX A - ANNUAL OPERATING EXPENSES FOR EACH INVESTMENT OPTION
--------------------------------------------------------------------------------

This table describes in detail the annual expenses for each of the Investment Options. We show the expenses as a percentage of an Investment Option's average daily net assets for the most recent fiscal year. Except for the USAZ Funds and the PIMCO VIT portfolios, neither the variable Investment Options nor their advisers are affiliated with Allianz Life.

------------------------------------------------------------------------------------------------------------------------------------
                                                             ANNUAL OPERATING EXPENSES BEFORE FEE                    TOTAL ANNUAL
                                                              WAIVERS OR EXPENSE REIMBURSEMENTS         AMOUNT OF      OPERATING
                                                                                                       CONTRACTUAL  EXPENSES AFTER
                                                                                                       FEE WAIVERS    CONTRACTUAL
                                                                                                           AND      FEE WAIVERS OR
                                                          MANAGEMENT   12B-1       OTHER              REIMBURSEMENTS    EXPENSE
VARIABLE INVESTMENT OPTION                                   FEES      FEES*      EXPENSES    TOTAL                 REIMBURSEMENTS
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ AIM Basic Value Fund (1), (8)                            .75%       .25%        .28%      1.28%        .08%         1.20%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ AIM Blue Chip Fund (1), (8)                              .80        .25         .33       1.38         .18          1.20
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ AIM Dent Demographic Trends Fund (1), (8)                .85        .25         .53       1.63         .33          1.30
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ AIM International Equity Fund  (1), (8)                  .90        .25        1.00       2.15         .70          1.45
------------------------------------------------------------------------------------------------------------------------------------
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Davis VA Financial Portfolio (8)                              .75        --          .15        .90          --           .90
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Davis VA Value Portfolio (8)                                  .75        --          .07        .82          --           .82
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ  Davis NY Venture  Fund - Class 1 (1), (9), (10)         .75        --          .40       1.15         .20           .95
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ  Davis NY Venture  Fund - Class 2 (1), (9)               .75        .25         .39       1.39         .19          1.20
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus IP Small Cap Stock Index Portfolio-Service            .35        .25          --        .60          --           .60
Shares
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund-Service Shares                       .25        .25         .02        .52          --           .52
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ Dreyfus Founders Growth and Income Fund (1)              .86        .25         .28       1.39         .19          1.20
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ Dreyfus Premier Small Cap Value Fund - Class 1           .90        --          .40       1.30         .20          1.10
(1), (7) , (9), (10)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ Dreyfus Premier Small Cap Value Fund - Class 2           .90        .25         .40       1.55         .20          1.35
(1), (7) , (9)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Franklin Global Communications Securities Fund - Class        .59        .25         .05        .89          --           .89
2 (2), (3)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Franklin Growth and Income Securities Fund - Class 2          .50        .25         .03        .78          --           .78
(2), (3)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Franklin High Income Fund - Class 2 (2), (3)                  .58        .25         .04        .87          --           .87
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund - Class 2 (2), (3)            .48        .25         .03        .76          --           .76
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Franklin Large Cap Growth Securities Fund - Class 2           .75        .25         .04       1.04          --          1.04
(2), (3)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Franklin Real Estate Fund - Class 2 (2), (3)                  .50        .25         .03        .78          --           .78
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Franklin Rising Dividends Securities Fund - Class 2           .74        .25         .03       1.02         .01          1.01
(2), (3), (4)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund - Class 2 (2), (4)                    .51        .25         .29       1.05         .04          1.01
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Value Securities Fund - Class 2 (2),       .57        .25         .19       1.01         .02           .99
(4)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Franklin U.S. Government Fund - Class 2 (2), (3)              .50        .25         .03        .78          --           .78
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Franklin Zero Coupon Fund 2005 - Class 1 (3)                  .62        --          .06        .68          --           .68
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Franklin Zero Coupon Fund 2010 - Class 1 (3)                  .61        --          .04        .65          --           .65
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Mutual Discovery Securities Fund - Class 2 (2)                .80        .25         .24       1.29          --          1.29
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2 (2)                   .60        .25         .20       1.05          --          1.05
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund - Class 2       1.25        .25         .30       1.80          --          1.80
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund - Class 2 (2), (4)          .69        .25         .22       1.16         .04          1.12
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund - Class 2 (2), (3)           .81        .25         .07       1.13          --          1.13
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Jennison 20/20 Focus Portfolio - Class 2 (8)                  .75       --           .60       1.35          --          1.35
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SP Strategic Partners Focused Growth Portfolio - Class        .90       --          1.15       2.05          --          2.05
2 (5), (8)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SP William Blair International Growth Portfolio - Class       .85       --           .70       1.55          --          1.55
2 (8)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA (8)                     .63        --          .04        .67          --           .67
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA (8)                           .73        --          .03        .76          --           .76
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA (8)                           .68        --          .02        .70          --           .70
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ Oppenheimer Emerging Growth Fund (1)                     .85        .25         .29       1.39         .04          1.35
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ  Oppenheimer Emerging Technologies Fund (1)              .90        .25         .39       1.54         .19          1.35
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ Oppenheimer Global Fund - Class 1 (1), (7) , (9),        .90        --          .80       1.70         .50          1.20
(10)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ Oppenheimer Global Fund - Class 2 (1), (7) , (9)         .90        .25         .80       1.95         .50          1.45
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ Oppenheimer International Growth Fund (1)                .88        .25         .78       1.91         .46          1.45
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ Oppenheimer Main Street Fund - Class 1 (1), (7) ,        .80        --          .40       1.20         .25           .95
(9), (10)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ Oppenheimer Main Street Fund - Class 2 (1), (7) ,        .80        .25         .40       1.45         .25          1.20
(9)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio - Admin. Class (6), (7),        .20        --        11.32      11.52       10.32          1.20
(8)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio - Admin. Class (8)             .25        --          .50        .75          --           .75
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio- Admin. Class (8)             .25        --          .41        .66          --           .66
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT StocksPLUS Growth and Income Portfolio -            .40        --          .25        .65          --           .65
Admin. Class (8)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio- Admin. Class (8)            .25        --          .40        .65          --           .65
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ PIMCO NFJ Small Cap Value Fund (1)                       .75        .25         .60       1.60         .25          1.35
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ PIMCO PEA Growth and Income Fund  (1)                    .75        .25         .32       1.32         .12          1.20
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ PIMCO PEA Renaissance Fund  (1)                          .75        .25         .25       1.25          --          1.25
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ PIMCO PEA Value Fund  (1)                                .75        .25         .27       1.27         .07          1.20
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Seligman Small-Cap Value Portfolio - Class 1  (8)            1.00        --          .16       1.16          --          1.16
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ Money Market Fund                                        .35        .25         .28        .88         .01           .87
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ  Van Kampen Aggressive Growth Fund (1)                   .90        .25         .36       1.51         .21          1.30
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Comstock Fund (1)                             .77        .25         .26       1.28         .08          1.20
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Emerging Growth Fund (1)                      .85        .25         .28       1.38         .18          1.20
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Equity and Income Fund (1), (7)               .75        .25         .40       1.40         .20          1.20
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Global Franchise Fund (1)                     .95        .25         .50       1.70         .25          1.45
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Growth and Income Fund (1)                    .77        .25         .27       1.29         .09          1.20
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Growth Fund (1)                               .85        .25         .38       1.48         .18          1.30
------------------------------------------------------------------------------------------------------------------------------------

* The 12b-1 fees cover certain distribution and shareholder support services provided by the companies selling Contracts. Our principal underwriter, USAllianz Investor Services, LLC, will receive 12b-1 fees, except for those classes of shares that do not pay a 12b-1 fee, as identified in footnote (9).

(1) USAllianz Advisers, LLC ("USAZ"), the Investment Option's investment adviser, and the Investment Option have entered into a written contract limiting operating expenses to the "after waiver" amount listed above through May 1, 2005. The Investment Option is authorized to reimburse USAZ for management fees previously waived and/or for the cost of Other Expenses paid by USAZ provided that such reimbursement will not cause the Investment Option to exceed the expense limitation noted above. The Investment Option's ability to reimburse USAZ in this manner only applies to fees paid or reimbursement made by USAZ within the previous three years.

(2) For the variable Investment Options of Franklin Templeton Variable Insurance Products Trust, Class 2 shares have a distribution plan that is referred to as a rule 12b-1 plan. See "Fund Account Policies" in the Franklin Templeton Variable Insurance Products Trust prospectus for more information about the rule 12b-1 plan.

(3)  The Fund administration fee is paid indirectly through the management fee.

(4) For the Franklin Rising Dividends, Franklin Small Cap, Franklin Small Cap Value Securities, Mutual Shares Securities and Templeton Foreign Securities Funds, the managers have agreed in advance to make estimated reductions of 0.01%, 0.04%, 0.02% and 0.04%, respectively, in their fees to reflect reduced services resulting from the Investment Options' investment in a Franklin Templeton money fund for cash management. The reduction is not voluntary and is required by the Investment Options' Board of Trustees and an exemptive order of the Securities and Exchange Commission.

(5)  The investment  adviser  voluntarily  agreed to reimburse  "other expenses"
     that  exceeded  1.41%  for  the  year  ended   December  31,  2003.   These
     reimbursements are voluntary and may be terminated at any time.

(6) PIMCO has contractually agreed, for the Portfolio's current fiscal year, to reduce total annual Investment Option operating expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 1.20% of average daily net assets for the PIMCO VIT All Asset Portfolio. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(7) The USAZ Dreyfus Premier Small Cap Value Fund, USAZ Oppenheimer Global Fund, USAZ Oppenheimer Main Street Fund, PIMCO VIT All Asset Portfolio and the USAZ Van Kampen Equity and Income Fund commenced operations as of May 1, 2004. The expenses shown above for these variable Investment Options are estimated for the current fiscal year.

(8) We may enter into certain arrangements under which we, or our affiliate USAllianz Investor Services, LLC, the principal underwriter for the Contracts, are compensated by the Investment Options' advisers, distributors and/or affiliates for the administrative services and benefits which we provide to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options of other investment portfolios from Contracts that we issue or administer. Some advisers may pay us more or less than others, however, the maximum fee that we currently receive is 0.25% of the average aggregate amount invested by us in the Investment Options on a monthly basis.

(9) The USAZ Davis NY Venture Fund, USAZ Dreyfus Premier Small Cap Value Fund, USAZ Oppenheimer Global Fund, and the USAZ Oppenheimer Main Street Fund each have Class 1 shares and Class 2 shares. Class 2 shares of each Fund pay a 12b-1 fee of up to 0.25% of its average daily assets. Class 1 shares do not pay a 12b-1 fee.

(10) Not currently available.

APPENDIX B - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

The consolidated financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B may be found in the Statement of Additional Information.


Accumulation Unit Value (AUV) information corresponding to the highest and lowest combination of charges for the Contract currently offered by this prospectus is reflected in the tables below. AUV information reflecting the additional combinations of charges is disclosed in the appendix to the Statement of Additional Information.

This information should be read in conjunction with the financial statements and related notes of the Separate Account included in the Statement of Additional
Information.

------------------------------------------------------------------ -----------------------------------------------------------------
                                                                                  PERIOD OR YEAR ENDED DECEMBER 31, 2003
                                                                   ---------------------------------- ------------------------------
(Number of units in thousands)                                       TRADITIONAL GMDB AND NO GMIB       EARNINGS PROTECTION GMDB AND
                                                                                                                ENHANCED GMIB
INVESTMENT OPTIONS:                                                              1.50%                              2.45%
------------------------------------------------------------------ ---------------------------------- ------------------------------
USAZ AIM BASIC VALUE
Unit value at beginning of period                                                 NA                                 NA
Unit value at end of period                                                     $9.907                             $9.751
Number of units outstanding at end of period                                      47                                 62
------------------------------------------------------------------ ---------------------------------- ------------------------------
------------------------------------------------------------------ ---------------------------------- ------------------------------
USAZ AIM BLUE CHIP
Unit value at beginning of period                                                 NA                                 NA
Unit value at end of period                                                     $9.816                             $9.661
Number of units outstanding at end of period                                      50                                 85
------------------------------------------------------------------ ---------------------------------- ------------------------------
------------------------------------------------------------------ ---------------------------------- ------------------------------
USAZ AIM DENT DEMOGRAPHIC TRENDS
Unit value at beginning of period                                                 NA                                 NA
Unit value at end of period                                                     $10.143                            $9.983
Number of units outstanding at end of period                                       5                                 38
------------------------------------------------------------------ ---------------------------------- ------------------------------
------------------------------------------------------------------ ---------------------------------- ------------------------------
USAZ AIM INTERNATIONAL EQUITY
Unit value at beginning of period                                                 NA                                 NA
Unit value at end of period                                                     $10.118                            $9.959
Number of units outstanding at end of period                                      10                                 16
------------------------------------------------------------------ ---------------------------------- ------------------------------
------------------------------------------------------------------ ---------------------------------- ------------------------------
DAVIS VA FINANCIAL
Unit value at beginning of period                                                 NA                                 NA
Unit value at end of period                                                     $12.529                            $12.071
Number of units outstanding at end of period                                       7                                 27
------------------------------------------------------------------ ---------------------------------- ------------------------------
------------------------------------------------------------------ ---------------------------------- ------------------------------
DAVIS VA VALUE
Unit value at beginning of period                                                 NA                                 NA
Unit value at end of period                                                     $10.154                            $9.783
Number of units outstanding at end of period                                      51                                 94
------------------------------------------------------------------ ---------------------------------- ------------------------------
------------------------------------------------------------------ ---------------------------------- ------------------------------
USAZ DAVIS NY VENTURE
Unit value at beginning of period                                                 NA                                 NA
Unit value at end of period                                                     $9.944                             $9.741
Number of units outstanding at end of period                                      17                                 27
------------------------------------------------------------------ ---------------------------------- ------------------------------
------------------------------------------------------------------ ---------------------------------- ------------------------------
DREYFUS IP SMALL CAP STOCK INDEX
Unit value at beginning of period                                                 NA                                 NA
Unit value at end of period                                                     $10.313                            $10.150
Number of units outstanding at end of period                                      10                                 36
------------------------------------------------------------------ ---------------------------------- ------------------------------
------------------------------------------------------------------ ---------------------------------- ------------------------------
DREYFUS STOCK INDEX
Unit value at beginning of period                                                 NA                                 NA
Unit value at end of period                                                     $10.285                            $10.123
Number of units outstanding at end of period                                      20                                 122
------------------------------------------------------------------ ---------------------------------- ------------------------------
------------------------------------------------------------------ ---------------------------------- ------------------------------
USAZ DREYFUS FOUNDERS GROWTH AND INCOME
Unit value at beginning of period                                                 NA                                 NA
Unit value at end of period                                                     $8.794                             $8.615
Number of units outstanding at end of period                                      10                                 36
------------------------------------------------------------------ ---------------------------------- ------------------------------
------------------------------------------------------------------ ---------------------------------- ------------------------------
FRANKLIN GLOBAL COMMUNICATIONS SECURITIES
Unit value at beginning of period                                                 NA                                 NA
Unit value at end of period                                                     $15.971                            $13.880
Number of units outstanding at end of period                                       3                                  9
------------------------------------------------------------------ ---------------------------------- ------------------------------
------------------------------------------------------------------ ---------------------------------- ------------------------------
FRANKLIN GROWTH AND INCOME SECURITIES
Unit value at beginning of period                                                 NA                                 NA
Unit value at end of period                                                     $29.630                            $25.749
Number of units outstanding at end of period                                      17                                 20
------------------------------------------------------------------ ---------------------------------- ------------------------------
------------------------------------------------------------------ ---------------------------------- ------------------------------
FRANKLIN HIGH INCOME
Unit value at beginning of period                                                 NA                                 NA
Unit value at end of period                                                     $20.747                            $18.030
Number of units outstanding at end of period                                      48                                 27
------------------------------------------------------------------ ---------------------------------- ------------------------------
------------------------------------------------------------------ ---------------------------------- ------------------------------
FRANKLIN INCOME SECURITIES
Unit value at beginning of period                                                 NA                                 NA
Unit value at end of period                                                     $35.607                            $30.943
Number of units outstanding at end of period                                      24                                 13
------------------------------------------------------------------ ---------------------------------- ------------------------------
------------------------------------------------------------------ ---------------------------------- ------------------------------
FRANKLIN LARGE CAP GROWTH SECURITIES
Unit value at beginning of period                                                 NA                                 NA
Unit value at end of period                                                     $17.221                            $16.011
Number of units outstanding at end of period                                      26                                 36
------------------------------------------------------------------ ---------------------------------- ------------------------------
------------------------------------------------------------------ ---------------------------------- ------------------------------
FRANKLIN REAL ESTATE
Unit value at beginning of period                                                 NA                                 NA
Unit value at end of period                                                     $39.101                            $33.980
Number of units outstanding at end of period                                      12                                 22
------------------------------------------------------------------ ---------------------------------- ------------------------------
------------------------------------------------------------------ ---------------------------------- ------------------------------
FRANKLIN RISING DIVIDENDS SECURITIES
Unit value at beginning of period                                                 NA                                 NA
Unit value at end of period                                                     $29.638                            $26.458
Number of units outstanding at end of period                                      36                                 35
------------------------------------------------------------------ ---------------------------------- ------------------------------
------------------------------------------------------------------ ---------------------------------- ------------------------------
FRANKLIN SMALL CAP
Unit value at beginning of period                                                 NA                                 NA
Unit value at end of period                                                     $18.811                            $17.405
Number of units outstanding at end of period                                      21                                 27
------------------------------------------------------------------ ---------------------------------- ------------------------------
------------------------------------------------------------------ ---------------------------------- ------------------------------
FRANKLIN SMALL CAP VALUE SECURITIES
Unit value at beginning of period                                                 NA                                 NA
Unit value at end of period                                                     $12.372                            $11.723
Number of units outstanding at end of period                                      20                                 46
------------------------------------------------------------------ ---------------------------------- ------------------------------
------------------------------------------------------------------ ---------------------------------- ------------------------------
FRANKLIN U.S. GOVERNMENT
Unit value at beginning of period                                                 NA                                 NA
Unit value at end of period                                                     $23.183                            $20.147
Number of units outstanding at end of period                                      65                                 34
------------------------------------------------------------------ ---------------------------------- ------------------------------
------------------------------------------------------------------ ---------------------------------- ------------------------------
FRANKLIN ZERO COUPON 2005
Unit value at beginning of period                                                 NA                                 NA
Unit value at end of period                                                     $29.775                            $25.875
Number of units outstanding at end of period                                       3                                 10
------------------------------------------------------------------ ---------------------------------- ------------------------------
------------------------------------------------------------------ ---------------------------------- ------------------------------
FRANKLIN ZERO COUPON 2010
Unit value at beginning of period                                                 NA                                 NA
Unit value at end of period                                                     $35.120                            $30.521
Number of units outstanding at end of period                                       8                                  7
------------------------------------------------------------------ ---------------------------------- ------------------------------
------------------------------------------------------------------ ---------------------------------- ------------------------------
MUTUAL DISCOVERY SECURITIES
Unit value at beginning of period                                                 NA                                 NA
Unit value at end of period                                                     $16.620                            $15.528
Number of units outstanding at end of period                                      42                                 39
------------------------------------------------------------------ ---------------------------------- ------------------------------
------------------------------------------------------------------ ---------------------------------- ------------------------------
MUTUAL SHARES SECURITIES
Unit value at beginning of period                                                 NA                                 NA
Unit value at end of period                                                     $16.639                            $15.546
Number of units outstanding at end of period                                      69                                 35
------------------------------------------------------------------ ---------------------------------- ------------------------------
------------------------------------------------------------------ ---------------------------------- ------------------------------
TEMPLETON DEVELOPING MARKETS SECURITIES
Unit value at beginning of period                                                 NA                                 NA
Unit value at end of period                                                     $11.281                            $10.277
Number of units outstanding at end of period                                      21                                 43
------------------------------------------------------------------ ---------------------------------- ------------------------------
------------------------------------------------------------------ ---------------------------------- ------------------------------
TEMPLETON FOREIGN SECURITIES
Unit value at beginning of period                                                 NA                                 NA
Unit value at end of period                                                     $18.376                            $16.411
Number of units outstanding at end of period                                       2                                  4
------------------------------------------------------------------ ---------------------------------- ------------------------------
------------------------------------------------------------------ ---------------------------------- ------------------------------
TEMPLETON GROWTH SECURITIES
Unit value at beginning of period                                                 NA                                 NA
Unit value at end of period                                                     $19.624                            $17.914
Number of units outstanding at end of period                                      12                                  5
------------------------------------------------------------------ ---------------------------------- ------------------------------
------------------------------------------------------------------ ---------------------------------- ------------------------------
JENNISON 20/20 FOCUS
Unit value at beginning of period                                                 NA                                 NA
Unit value at end of period                                                     $10.390                            $10.226
Number of units outstanding at end of period                                      16                                 21
------------------------------------------------------------------ ---------------------------------- ------------------------------
------------------------------------------------------------------ ---------------------------------- ------------------------------
SP STRATEGIC PARTNERS FOCUSED GROWTH
Unit value at beginning of period                                                 NA                                 NA
Unit value at end of period                                                     $5.983                             $5.812
Number of units outstanding at end of period                                      10                                  5
------------------------------------------------------------------ ---------------------------------- ------------------------------
------------------------------------------------------------------ ---------------------------------- ------------------------------
SP WILLIAM BLAIR INTERNATIONAL GROWTH
Unit value at beginning of period                                                 NA                                 NA
Unit value at end of period                                                     $5.580                             $5.421
Number of units outstanding at end of period                                      11                                 30
------------------------------------------------------------------ ---------------------------------- ------------------------------
------------------------------------------------------------------ ---------------------------------- ------------------------------
OPPENHEIMER GLOBAL SECURITIES
Unit value at beginning of period                                                 NA                                 NA
Unit value at end of period                                                     $9.710                             $9.355
Number of units outstanding at end of period                                      68                                 121
------------------------------------------------------------------ ---------------------------------- ------------------------------
------------------------------------------------------------------ ---------------------------------- ------------------------------
OPPENHEIMER HIGH INCOME
Unit value at beginning of period                                                 NA                                 NA
Unit value at end of period                                                     $11.229                            $10.819
Number of units outstanding at end of period                                      27                                 22
------------------------------------------------------------------ ---------------------------------- ------------------------------
------------------------------------------------------------------ ---------------------------------- ------------------------------
OPPENHEIMER MAIN STREET
Unit value at beginning of period                                                 NA                                 NA
Unit value at end of period                                                     $8.317                             $8.013
Number of units outstanding at end of period                                      65                                 155
------------------------------------------------------------------ ---------------------------------- ------------------------------
------------------------------------------------------------------ ---------------------------------- ------------------------------
USAZ OPPENHEIMER EMERGING GROWTH
Unit value at beginning of period                                                 NA                                 NA
Unit value at end of period                                                     $12.784                            $12.582
Number of units outstanding at end of period                                      24                                 57
------------------------------------------------------------------ ---------------------------------- ------------------------------
------------------------------------------------------------------ ---------------------------------- ------------------------------
USAZ OPPENHEIMER EMERGING TECHNOLOGIES
Unit value at beginning of period                                                 NA                                 NA
Unit value at end of period                                                     $8.713                             $8.536
Number of units outstanding at end of period                                       8                                 33
------------------------------------------------------------------ ---------------------------------- ------------------------------
------------------------------------------------------------------ ---------------------------------- ------------------------------
USAZ OPPENHEIMER INTERNATIONAL GROWTH
Unit value at beginning of period                                                 NA                                 NA
Unit value at end of period                                                     $11.429                            $11.197
Number of units outstanding at end of period                                       5                                 20
------------------------------------------------------------------ ---------------------------------- ------------------------------
------------------------------------------------------------------ ---------------------------------- ------------------------------
PIMCO VIT HIGH YIELD
Unit value at beginning of period                                                 NA                                 NA
Unit value at end of period                                                     $11.267                            $10.855
Number of units outstanding at end of period                                      80                                 38
------------------------------------------------------------------ ---------------------------------- ------------------------------
------------------------------------------------------------------ ---------------------------------- ------------------------------
PIMCO VIT REAL RETURN
Unit value at beginning of period                                                 NA                                 NA
Unit value at end of period                                                     $10.509                            $10.442
Number of units outstanding at end of period                                      56                                 47
------------------------------------------------------------------ ---------------------------------- ------------------------------
------------------------------------------------------------------ ---------------------------------- ------------------------------
PIMCO VIT STOCKSPLUS GROWTH AND INCOME
Unit value at beginning of period                                                 NA                                 NA
Unit value at end of period                                                     $8.328                             $8.024
Number of units outstanding at end of period                                       1                                  0
------------------------------------------------------------------ ---------------------------------- ------------------------------
------------------------------------------------------------------ ---------------------------------- ------------------------------
PIMCO VIT TOTAL RETURN
Unit value at beginning of period                                                 NA                                 NA
Unit value at end of period                                                     $12.665                            $12.202
Number of units outstanding at end of period                                      138                                126
------------------------------------------------------------------ ---------------------------------- ------------------------------
------------------------------------------------------------------ ---------------------------------- ------------------------------
USAZ PIMCO NFJ SMALL CAP VALUE
Unit value at beginning of period                                                 NA                                 NA
Unit value at end of period                                                     $12.709                            $12.628
Number of units outstanding at end of period                                      16                                 31
------------------------------------------------------------------ ---------------------------------- ------------------------------
------------------------------------------------------------------ ---------------------------------- ------------------------------
USAZ PIMCO PEA GROWTH AND INCOME
Unit value at beginning of period                                                 NA                                 NA
Unit value at end of period                                                     $10.047                            $9.843
Number of units outstanding at end of period                                      25                                 24
------------------------------------------------------------------ ---------------------------------- ------------------------------
------------------------------------------------------------------ ---------------------------------- ------------------------------
USAZ PIMCO PEA RENAISSANCE
Unit value at beginning of period                                                 NA                                 NA
Unit value at end of period                                                     $12.682                            $12.424
Number of units outstanding at end of period                                      31                                 100
------------------------------------------------------------------ ---------------------------------- ------------------------------
------------------------------------------------------------------ ---------------------------------- ------------------------------
USAZ PIMCO PEA VALUE
Unit value at beginning of period                                                 NA                                 NA
Unit value at end of period                                                     $11.573                            $11.338
Number of units outstanding at end of period                                      26                                 36
------------------------------------------------------------------ ---------------------------------- ------------------------------
------------------------------------------------------------------ ---------------------------------- ------------------------------
SELIGMAN SMALL-CAP VALUE
Unit value at beginning of period                                                 NA                                 NA
Unit value at end of period                                                     $20.467                            $19.720
Number of units outstanding at end of period                                      25                                 32
------------------------------------------------------------------ ---------------------------------- ------------------------------
------------------------------------------------------------------ ---------------------------------- ------------------------------
USAZ MONEY MARKET
Unit value at beginning of period                                                 NA                                 NA
Unit value at end of period                                                     $10.369                            $9.990
Number of units outstanding at end of period                                      46                                 81
------------------------------------------------------------------ ---------------------------------- ------------------------------
------------------------------------------------------------------ ---------------------------------- ------------------------------
USAZ VAN KAMPEN AGGRESSIVE GROWTH
Unit value at beginning of period                                                 NA                                 NA
Unit value at end of period                                                     $7.244                             $7.062
Number of units outstanding at end of period                                      12                                 63
------------------------------------------------------------------ ---------------------------------- ------------------------------
------------------------------------------------------------------ ---------------------------------- ------------------------------
USAZ VAN KAMPEN COMSTOCK
Unit value at beginning of period                                                 NA                                 NA
Unit value at end of period                                                     $9.483                             $9.245
Number of units outstanding at end of period                                      55                                 110
------------------------------------------------------------------ ---------------------------------- ------------------------------
------------------------------------------------------------------ ---------------------------------- ------------------------------
USAZ VAN KAMPEN EMERGING GROWTH
Unit value at beginning of period                                                 NA                                 NA
Unit value at end of period                                                     $7.590                             $7.400
Number of units outstanding at end of period                                      56                                 77
------------------------------------------------------------------ ---------------------------------- ------------------------------
------------------------------------------------------------------ ---------------------------------- ------------------------------
USAZ VAN KAMPEN GLOBAL FRANCHISE
Unit value at beginning of period                                                 NA                                 NA
Unit value at end of period                                                     $12.266                            $12.188
Number of units outstanding at end of period                                       7                                  9
------------------------------------------------------------------ ---------------------------------- ------------------------------
------------------------------------------------------------------ ---------------------------------- ------------------------------
USAZ VAN KAMPEN GROWTH AND INCOME

Unit value at beginning of period                                                 NA                                 NA
Unit value at end of period                                                     $10.192                            $9.937
Number of units outstanding at end of period                                      62                                 73
------------------------------------------------------------------ ---------------------------------- ------------------------------
------------------------------------------------------------------ ---------------------------------- ------------------------------
USAZ VAN KAMPEN GROWTH
Unit value at beginning of period                                                 NA                                 NA
Unit value at end of period                                                     $8.983                             $8.758
Number of units outstanding at end of period                                      11                                 25
------------------------------------------------------------------ ---------------------------------- ------------------------------

The USAZ  Dreyfus  Premier  Small  Cap  Value,  USAZ  Oppenheimer  Global,  USAZ
Oppenheimer  Main  Street,  PIMCO VIT All Asset and USAZ Van  Kampen  Equity and
Income Investment Options commenced operations under this Contract as of May 1, 2004, therefore no Accumulation Units are shown for these Investment Options.

A Statement of Additional Information (SAI) dated the same date as this prospectus includes additional information about the annuity offered by this prospectus. The SAI is incorporated by reference into this prospectus. The SAI is filed with the SEC and is available without charge by contacting us at the phone number or address listed below. The table of contents of the SAI appears before the Privacy Notice in this prospectus.

In order to help you understand how your Contract Values vary over time and under different sets of assumptions, we will provide you with certain personalized illustrations upon request and free of charge. You can request illustrations at any time by contacting your registered representative. Illustrations demonstrate how your Contract Value, cash surrender value, death benefits, and (if applicable) the GMIB value of a Contract change based on the investment experience of the variable Investment Options or the hypothetical rate of return. The illustrations are hypothetical and may not be used to project or predict investment results.

You can also review and copy information about us, the Separate Account, the prospectus and the SAI at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the Public Reference Room by calling (202) 942-8090.

The SEC also maintains a web site (http://www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC's web site. If you do not have access to the web site you can get copies of information from the web site upon payment of a duplication fee by writing to:

     PUBLIC REFERENCE SECTION OF THE COMMISSION
     450 Fifth Street NW
     Washington, DC 20549-0102

You can contact us at:

     ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
     5701 Golden Hills Drive
     Minneapolis, MN  55416
     (800) 624-0197

If you need service (such as changes in Contract information, inquiry into Contract Values, to request a withdrawal, etc.), please contact our Service
Center:

     USALLIANZ SERVICE CENTER
     300 Berwyn Park
     P.O. Box 3031 Berwyn, PA 19312-0031
     (800) 624-0197

                                     PART B

         STATEMENT OF ADDITIONAL INFORMATION (to be filed by amendment)




                                     PART C
                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

 a.  Financial Statements
      To be filed by amendment.


    b. Exhibits

      1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account(1)
      2.   Not  Applicable
      3.a. Principal  Underwriter's  Agreement(2)
      3.b. General Agency Agreement(6)
      4.a. Individual  Variable  Annuity  Contract(5)
      4.b. Individual  Variable  Annuity  Contract-New Contracts(10)
      4.c. Schedule Page-New Contracts(10)
      4.d. Annuity Option 6 Amendment Endorsement(10)
      4.e. Waiver  of  Contingent  Deferred  Sales  Charge  Endorsement(3)
      4.f. Traditional Death  Benefit  Endorsement(5)
      4.g. Enhanced Death Benefit Endorsement(5)
      4.h. Enhanced GMDB Endorsement-New Contracts(10)
      4.i. Traditional GMIB Endorsement(5)
      4.j. Enhanced GMIB Endorsement(5)
      4.k. Enhanced GMIB-New Contracts(10)
      4.l. Charitable Remainder Trust Endorsement(3)
      4.m. Individual Retirement Annuity Endorsement(5)
      4.n. Unisex Endorsement(5)
      4.o. Pension Plan and Profit Sharing Plan Endorsement(5)
      4.p. Group Pension Plan Death Benefit Endorsement(3)
      4.q. 403(b) Annuity Endorsement(5)
      4.r. Earnings Protection GMDB Endorsement-Old Contracts(10)
      4.s. Earnings Protection GMDB Endorsement-New Contracts(10)
      4.t. Traditional GPWB Endorsement(10)
      4.u. Enhanced GPWB Endorsement(10)
      5.a. Application for Individual Variable Annuity Contract(3)
        b. Application for Individual Var. Annuity Contract New Contracts(10)
      6.   (i)   Copy  of  Articles  of  Incorporation of the Company(1)
           (ii)  Copy  of  the  Bylaws  of  the  Company(1)
      7.   Not Applicable
      8.a. Form of Fund Participation Agreement between AIM Variable
           Insurance Funds, Inc., Allianz Life Insurance Company of North America and NALAC Financial Plans LLC(4)
        b. Form of Fund Participation Agreement between USAllianz Variable Insurance Products Trust, Allianz Life Insurance Company of
           North America and BISYS Fund Services Limited Partnership(4)
        c. Form of Fund Participation Agreement between Davis Variable
           Account Fund, Inc., Davis Distributors, LLC and Allianz Life Insurance Company of North America(5)
        d. Form of Fund Participation Agreement between Oppenheimer Variable Account Funds, Oppenheimer Funds Inc. and Allianz Life Insurance Company of North America(5)
        e. Form of Fund Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust, and PIMCO Fund Distributors, LLC(5)
        f. Form of Fund Participation Agreement between Seligman Portfolios, Inc. and Allianz Life Insurance Company of North America(5)
        g. Form of Fund Participation Agreement between The Prudential Series Fund, Inc., The Prudential Insurance Company of America, and Prudential Investment Management Services LLC(7)
        h. Form of Fund Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Templeton Variable Products Series Fund, Franklin Templeton Distributors, Inc. and Allianz Life Insurance Company of North America (8)
        i. Copy of Fund Participation Agreement between Van Kampen
           Life Investment Trust, Van Kampen Funds Inc,
           Van Kampen Asset Management and Allianz Life of North
           America (9)
        j. Copy of Fund Participation Agreement between Van Kampen
           Funds, Inc., and USAllianz Investor Services, LLC (9)
        k. Copy of Portfolio Management Agreement between USAllianz
           Advisers, LLC, USAllianz Variable Insurance Products Trust, and Van Kampen Asset Management, Inc. (9)
        l. Copy of Portfolio Management Agreement between USAllianz
           Advisers, LLC,USAllianz Variable Insurance Products Trust, and Van Kampen Investment Advisory Corporation. (9)
        m. Copy of Portfolio Management Agreement between USAllianz
           Advisers, LLC,USAllianz Variable Insurance Products Trust and Van Kampen Asset Management, Inc. (9)
        n. Copy of Portfolio Management Agreement between USAllianz
           Advisers, LLC, USAllianz Variable Insurance Products Trust, and PIMCO Advisers L.P. (9)
        o. Copy of Fund Participation Agreement between Dreyfus
           Investment Portfolios and Allianz Life Insurance Company of North America (9)
        p. Copy of Portfolio Management Agreement between USAllianz Advisers, LLC and OppenheimerFunds, Inc.(10)
        q. Copy of Portfolio Management Agreement between USAllianz Advisers,LLC USAllianz Variable Insurance Products Trust, PIMCO Advisors Retail Holdings LLC and NFJ Investment Group L.P.(10)
        r. Form of Portfolio Management Agreement between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and Davis Selected Advisers, L.P.(11)
        s. Form of Portfolio Management Agreement between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and The Dreyfus Corporation(11)
        t. Form of Portfolio Management Agreement between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and Founders Asset Management LLC(11)
        u. Copy of Service Agreement between Allianz Life Insurance Co. of North America and OppenheimerFunds, Inc. (12)
        v. Copy of Service Agreement between Allianz Life Insurance Co. of North America and PIMCO Variable Insurance Trust (12)
        w. Copy of Service Agreement between Allianz Life Insurance Co. of North America and Prudential Investment Management Services LLC (12)
        x. Copy of Service Agreement between Allianz Life Insurance Co. of North America and Seligman & Co., Inc.(12)
        y. Form of Portfolio Management Agreement between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and Legg Mason Funds Management, Inc. (13)

       9.   Opinion and Consent of Counsel*
      10.   Independent Registered Public Accounting Firm's Consent*
      11.   Not Applicable
      12.   Not Applicable
      13.   Powers of Attorney (13)

         * to be filed by amendment

(1) Incorporated by reference from Registrant's Form N-4 (File Nos. 333-06709 and 811-05618) electronically filed on June 24, 1996.
(2) Incorporated by reference from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-06709 and 811-05618) electronically filed on December 13, 1996.
(3) Incorporated by reference from Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on July 6, 1999.
(4) Incorporated by reference from Registrant's Form N-4 (File Nos. 333-06709 and 811-05618) electronically filed on November 12, 1999.
(5) Incorporated by reference from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on December 30, 1999.
(6) Incorporated by reference from Post-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on April 27, 2000.
(7) Incorporated by reference from Post-Effective Amendment No. 2 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on December 15, 2000.
(8) Incorporated by reference from Post-Effective Amendment No. 3 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on April 26, 2001.
(9) Incorporated by reference from Post-Effective Amendment No. 3 to Allianz Lifes Variable Account A's Form N-6 (File Nos. 333-60206 and 811-04965) electronically filed on January 6, 2003.
(10) Incorporated by reference from Post-Effective Amendment No. 8 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on April 24, 2003.
(11) Incorporated by reference from Pre-Effective Amendment No. 2 to Registrant's Form N-4 (File Nos. 333-111049 and 811-05618) electronically filed on April 2, 2004.
(12) Incorporated by reference from Post-Effective Amendment No. 12 to Registrant's Form N-4 (File Nos. 333-95729 and 811-05618) electronically filed on April 26, 2004.
(13) Incorporated by reference from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-120181 and 811-05618) electronically filed on December 29, 2004.


Item 25. Officers and directors of Allianz Life Insurance Company of North America.

Unless noted otherwise, all officers and directors have the following principal business address:

                             5701 Golden Hills Drive
                           Minneapolis, MN 55416-1297

              ---------------------------------------- ------------------------------------------------------------
              Name                                     Position and offices
              ---------------------------------------- ------------------------------------------------------------
              Robert MacDonald                         Director
              ---------------------------------------- ------------------------------------------------------------
              Mark A. Zesbaugh                         Director, Chief Executive Officer and President
              ---------------------------------------- ------------------------------------------------------------
              Charles M. Kavitsky                      Director
              ---------------------------------------- ------------------------------------------------------------
              Gabrielle M. Matzdorff                   Senior Vice President and Chief Financial Officer
              ---------------------------------------- ------------------------------------------------------------
              Neil H. McKay                            Senior Vice President and Chief Actuary
              ---------------------------------------- ------------------------------------------------------------
              Suzanne J. Pepin                         Senior Vice President, Secretary and Chief Legal Officer
              ---------------------------------------- ------------------------------------------------------------
              Douglas P. Reynolds                      Senior Vice President and Chief Operating Officer
              ---------------------------------------- ------------------------------------------------------------
              Denise M. Blizil                         Senior Vice President, Enterprise Services
              ---------------------------------------- ------------------------------------------------------------
              Hayward L. Sawyer                        Senior Vice President, Director of Sales and Distribution
              ---------------------------------------- ------------------------------------------------------------
              Christopher H. Pinkerton                 Senior Vice President (Variable)
              ---------------------------------------- ------------------------------------------------------------
              Wayne A. Robinson                        Vice President and Assistant Secretary (Legal)
              ---------------------------------------- ------------------------------------------------------------
              Michael M. Ahles                         Vice President (Variable)
              ---------------------------------------- ------------------------------------------------------------
              Tracy H. Gardner                         Vice President (Variable)
              ---------------------------------------- ------------------------------------------------------------
              Keith L. Johnson                         Vice President (Variable)
              ---------------------------------------- ------------------------------------------------------------
              Nikole N. Krakow                         Vice President and Controller (Corporate)
              ---------------------------------------- ------------------------------------------------------------
              Peggy A. Moon                            Vice President (Compliance)
              ---------------------------------------- ------------------------------------------------------------
              Carol B. Shaw                            Vice President (Variable)
              ---------------------------------------- ------------------------------------------------------------
              Corey J. Walther                         Vice President (Variable)
              ---------------------------------------- ------------------------------------------------------------
              Jan R. Carendi                           Director and Chairman of the Board
              Allianz AG
              Koenigin Strasse 28
              D-80802
              Munich, Germany
              ---------------------------------------- ------------------------------------------------------------
              James Campbell                           Director
              c/o Wells Fargo and Company
              Wells Fargo Center
              Sixth & Marquette
              Minneapolis, MN 55479-0116
              ---------------------------------------- ------------------------------------------------------------
              Reverend Dennis Dease                    Director
              c/o University of St. Thomas
              215 Summit Avenue
              St. Paul, MN  55105-1096
              ---------------------------------------- ------------------------------------------------------------
              Peter Huehne                             Director
              Fireman's Fund Insurance Co.
              777 San Marin Drive
              Novato, CA 94998
              ---------------------------------------- ------------------------------------------------------------
              Dr. Gerhard Rupprecht                    Director
              Reinsburgstrasse 19
              D-70178
              Stuttgart, Germany
              ---------------------------------------- ------------------------------------------------------------
              Michael P. Sullivan                      Director
              7505 Metro Boulevard
              Minneapolis, MN 55439
              ---------------------------------------- ------------------------------------------------------------
              Ralph Strangis                           Director
              Kaplan Strangis & Kaplan PA
              5500 Norwest Center
              Minneapolis, MN 55402-4126
              ---------------------------------------- ------------------------------------------------------------




Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The  Company   organizational   chart  is   incorporated   by   reference   from
Post-Effective Amendment No. 8 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on April 24, 2003.

Item 27. Number of Contract Owners

As of January 31, 2005 there were 29,566 qualified Contract Owners and 18,233 non-qualified Contract Owners with Contracts in the separate account.

Item 28. Indemnification

The Bylaws of the Insurance Company provide that:

Each person (and the heirs, executors, and administrators of such person) made or threatened to be made a party to any action, civil or criminal, by reason of being or having been a Director, officer, or employee of the corporation (or by reason of serving any other organization at the request of the corporation) shall be indemnified to the extent permitted by the laws of the State of Minnesota, and in the manner prescribed therein.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Insurance Company pursuant to the foregoing, or otherwise, the Insurance Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Insurance Company of expenses incurred or paid by a director, officer or controlling person of the Insurance Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

a. USAllianz Investor Services, LLC is the principal underwriter for the Contracts. It also is the principal underwriter for:

                 Allianz  Life  Variable  Account  A
                 Allianz  Life  of NY Variable  Account  C


b.   The  following  are  the  officers   (managers)  and  directors  (Board  of
     Governors) of USAllianz Investor Services, LLC. All officers and directors have the following principal business address:

                            5701 Golden Hills Drive
                             Minneapolis, MN 55416-1297

Name                        Positions and Offices with Underwriter
----------------------      -----------------------------------------------------------------------
Christopher H.Pinkerton    Chairman, Chief Executive Officer, President, Chief Manager and Governor

Tracy H. Gardner           Chief Administrative Officer, Senior Vice President and Governor

Michael M. Ahles           Chief Financial Officer, Senior Vice President, Treasurer and Governor

Catherine Q. Farley        Senior Vice President

Hayward Sawyer             Executive Vice President

Carol B.Shaw               Senior Vice President

Corey J. Walther           Senior Vice President

Dave Schliesman            Senior Vice President-Sales

Sue Gengler                Vice President

Jeffrey W. Kletti          Vice President

Jim Maietta                Vice President

Jennifer J. Wagner         Vice President

Edward Barrett             Divisional VP - SE

Kevin Rooney               Divisional VP - Central

Keith L. Johnson           Divisional VP - MW

Tom Pistole                Divisional VP - W

Brad Coustan               Divisional VP - NE

Wayne Peterson             Chief Compliance Officer

Stewart D. Gregg           Secretary

Wayne A. Robinson          Assistant Secretary


     c.

For the period 1-1-2004 to 12-31-2004
------------------------------------------------------------------------------------------------
                                    Net Underwriting
                                    Discounts and     Compensation    Brokerage
Name of Principal Underwriter       Commissions       on Redemption   Commissions   Compensation
------------------------------------------------------------------------------------------------
USAllianz Investors Services LLC    $230,498,921.82    $0             $0            $0
------------------------------------------------------------------------------------------------

The $230,498,921.82 that USAllianz Investor Services LLC received from Allianz Life as commissions on the sale of Contracts was subsequently paid entirely to the third party broker/dealers that perform the retail distribution of the Contracts and, therefore, no commission or compensation was retained by USAllianz Investor Services LLC.


Item 30. Location of Accounts and Records

Michael Ahles, whose address is 5701 Golden Hills Drive, Minneapolis, Minnesota 55416 and Delaware Valley Financial Services, USAllianz Service Center, 300 Berwyn Park, Berwyn, Pennsylvania 19312, maintain physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.


Item 31. Management Services

Not  Applicable


Item 32. Undertakings

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.


                                 REPRESENTATIONS

Allianz Life Insurance Company of North America ("Company") hereby represents that the fees and charges deducted under the Contract described in the prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

The Insurance Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:

   1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

   2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

   3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

   4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.


                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Allianz Life Insurance Company of North America on behalf of the Registrant and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis and State of Minnesota, on this 3rd day of February, 2005.


                                  ALLIANZ  LIFE
                                  VARIABLE  ACCOUNT  B
                                  (Registrant)


                                  By:  ALLIANZ  LIFE  INSURANCE COMPANY
                                       OF  NORTH  AMERICA
                                          (Depositor)

                                  By: /S/ STEWART D. GREGG
                                     --------------------------------
                                          Stewart D. Gregg
                                          Senior Counsel



                                  ALLIANZ  LIFE  INSURANCE  COMPANY
                                  OF  NORTH  AMERICA
                                   (Depositor)

                                   By: /S/ STEWART D. GREGG
                                      ------------------------------
                                           Stewart D. Gregg
                                           Senior Counsel

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 3rd of February, 2005.

Signature  and  Title


Jan R. Carendi*            Director and Chairman of the Board
Jan R. Carendi

Mark A. Zesbaugh*          Director, Chief Executive Officer & President
Mark A. Zesbaugh

Robert W. MacDonald*       Director
Robert W. MacDonald

Charles Kavitsky*          Director
Charles Kavitsky

Michael P. Sullivan*       Director
Michael P. Sullivan

Dr. Gerhard Rupprecht*     Director
Dr. Gerhard Rupprecht

Rev. Dennis J. Dease*      Director
Rev. Dennis J. Dease

James R. Campbell*         Director
James R. Campbell

Peter Huehne*              Director
Peter Huehne

Ralph Strangis*            Director
Ralph Strangis

Gabby Matzdorff*           Senior Vice President and
Gabby Matzdorff            Chief Financial Officer



                               *By Power of Attorney filed as Exhibit 13 to this Registration Statement


                                By: /S/ STEWART D. GREGG
                                    --------------------
                                    Stewart D. Gregg
                                    Senior Counsel

                                    EXHIBITS

                                       TO

                          POST-EFFECTIVE AMENDMENT NO. 10

                                       TO

                                    FORM N-4

                         ALLIANZ LIFE VARIABLE ACCOUNT B

                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA






                                INDEX TO EXHIBITS

EXHIBIT

EX-99.B9     Opinion and Consent of Counsel (to be filed by amendment)
EX-99.B10    Consent of Independent Auditor (to be filed by amendment)